UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05201

Thornburg Investment Trust
(Exact name of registrant as specified in charter)

119 East Marcy Street, Santa Fe, New Mexico 87501
(Address of principal executive offices) (Zip code)

Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:	June 30, 2004

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

The following annual reports are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg Limited Term Municipal Fund Class I
Thornburg California Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund Class I
Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term Municipal Fund

Annual Report
June 30, 2004

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg Limited Term Municipal Fund
ALL DATA AS OF 06/30/2004.

FUND FACTS: Thornburg Limited Term Municipal Fund
	A Shares	C Shares
Annualized Distribution Rate (at NAV)	2.83%	2.57%
SEC Yield	2.08%	1.84%
NAV	$ 13.68	$ 13.70
Maximum Offering Price	$ 13.89	$ 13.70
TOTAL RETURNS: (Annual Average - After Subtracting Maximum Sales Charge)

One Year	(1.02)%	(0.38)%
Three Years	3.46%	3.64%
Five Years	4.15%	4.10%
Ten Years	4.42%	N/A
Fifteen Years	5.20%	N/A
Since Inception	6.06%	4.13%
Inception Date	9/28/84	9/1/94

Total return figures for the Public Offering Price (POP) include subtraction of maximum sales charge of 1.50% for the A shares. Total return figures at the public offering price for the C shares include a 0.50% CDSC for the first year only.

Performance data quoted represent past performance and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For the most recent month-end performance information, visit www.thornburg.com.

The SEC yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

Letter to shareholders
Thornburg Limited Term Municipal Fund                                       July 14, 2004

Dear Fellow Shareholder:

I am pleased to present the annual report for the Thornburg Limited Term Municipal Fund. The net asset value of the A shares decreased by 33¢ to $13.68 during the year ended June 30, 2004. If you were with us for the entire period, you received dividends of 39.6per share. If you reinvested dividends, you received 40.1¢ per share. Investors who owned C shares received dividends of 35.7¢ and 36.1¢ per share, respectively.

Over the last year, interest rates on high-quality municipal bonds have risen dramatically. Most of the change happened in April and May of this year. Usually, bond market participants take their cue, at least in part, from the Federal Reserve. In April and May of 2004, the bond market jumped the gun. In anticipation of a rising Fed Funds rate, investors sold bonds, which pushed up the yield on a 5-year Treasury note from a low of 2.64% on March 16th to 3.93% on June 30th. The municipal market followed suit. The yield on a 5-year AAA-rated municipal bond rose from a low of 2.09% to 3.16% at the quarter’s end.

The rise in rates caused bond prices to move down sharply, leading to the worst quarterly total return for bonds since 1994. Our strategy of laddering short and intermediate bonds helped diffuse some, but not all, of the downward price pressures. Thornburg Limited Term Municipal Fund A shares produced a total return of 0.47% for the year ended June 30, 2004. This compares favorably to the Lehman Brothers 5-year Municipal Bond Index, which posted a 0.24% return over the same time period. Your Fund’s out-performance was mostly due to its dispersion of maturities and its shorter duration relative to the index.

Your Thornburg Limited Term Municipal Fund is a laddered portfolio of over 660 municipal obligations from 49 states. Approximately 93% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund’s weighted average maturity is 3.9 years, and we normally keep it below 5 years. As you know, we “ladder” the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years.

When interest rates rise, virtually all bonds fall in value. However, as the bonds in a laddered portfolio approach maturity, they tend to recapture lost value. Meanwhile, cash from maturing bonds can be reinvested in a higher interest rate environment, raising the portfolio’s yield. In this way, a laddered portfolio should benefit from rising interest rates over time.

We have been targeting a somewhat shorter duration than normal so far this year because we have been concerned about a rise in interest rates. Now that rates have moved up by over 1.00%, is it time to start extending duration? We have decided not to extend your Fund’s duration yet because we believe that interest rates are more likely to increase than decrease in the months ahead.

Most indicators of economic activity are strong. Personal consumption expenditures are up 4.1% and corporate cash flows have surged 24% in the last year. Almost one million new jobs have been created in the last three months. Clearly a 1.25% Fed Funds rate is inconsistent with such robust economic growth. Since bond yields rose earlier this year, our bond market has already built-in expectations of a somewhat higher Fed Funds rate. The next major question concerns what happens to economic growth and inflation after the Fed Funds rate hits 2.5%.

We believe that the economy has enough momentum to continue growing rapidly in such a scenario. Furthermore, we believe that we are only beginning to see the long-term effects on inflation of government policies over the last three years. Low interest rates, tax cuts, deficit spending, and a weak dollar have all combined to create an environment where businesses and their workers have more pricing power. We expect that this will translate to a sustained, though moderate, rise in the official inflation statistics over the next several years.

2

Letter to shareholders, Continued
Thornburg Limited Term Municipal Fund

If these events unfold as we expect, bond yields should eventually resume their upward path. We have positioned your Fund with this outlook in mind. The duration is near the short end of its typical range, and the ladder is somewhat more concentrated in shorter maturities. We are looking forward to a buyer-friendly environment in the future when we will hopefully be able to add a significant amount of additional yield while positioning your Fund to perform well for years to come.

Thanks to a strong economy and some recently implemented tax increases, state tax revenue is up a healthy 8.1% over last year. Surpluses are showing up in states that worked hard to balance this year’s budget. Where budgets were not properly balanced, deficits are becoming easier to solve. A few pockets of weakness still exist, but by and large, municipal bond credit quality is starting to improve. We have kept your Fund’s credit quality high, with average ratings of AA and broad diversification across issuers and market sectors.

As your Fund approaches its 20th birthday, we hope that you are pleased with your investment in the Thornburg Limited Term Municipal Fund. Over the years, our practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund.

% of portfolio maturing within	Cumulative % maturing by end of
1 years = 13%	year 1 = 13%
1 to 2 years = 13%	year 2 = 26%
2 to 3 years = 12%	year 3 = 38%
3 to 4 years = 13%	year 4 = 51%
4 to 5 years = 13%	year 5 = 64%
5 to 6 years = 11%	year 6 = 75%
6 to 7 years = 10%	year 7 = 85%
7 to 8 years = 6%	year 8 = 91%
8 to 9 years = 5%	year 9 = 96%
over 9 years = 4%	over 9 years =100%

                        Percentages can and do vary. Data as of 06/30/04.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

The Lehman Brothers Five-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. The approximate maturity of the municipal bonds in the index is five years. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

The Fed Funds Rate is the interest rate at which a depository institution lends immediately available funds (balances at the Federal Reserve) to another depository institution overnight.

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, investment styles, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

3

Statement of assets and liabilities
Thornburg Limited Term Municipal Fund                 June 30, 2004

ASSETS
Investments at value (cost $1,346,607,618)	$1,377,591,952
Cash	3,214,107
Receivable for investments sold	27,422,316
Receivable for fund shares sold	4,039,272
Interest receivable	18,570,449
Prepaid expenses and other assets	47,935

Total Assets	1,430,886,031

LIABILITIES
Payable for fund shares redeemed	3,047,586
Accounts payable and accrued expenses	459,297
Payable to investment advisor (Note 3)	601,132
Dividends payable	1,078,202

Total Liabilities	5,186,217

NET ASSETS	$1,425,699,814

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$30,984,334
Over-distributed net investment income (loss)	(1,293)
Accumulated net realized gain (loss)	(4,658,982)
Net capital paid in on shares of beneficial interest	1,399,375,755
$1,425,699,814

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($1,047,481,813 applicable to 76,584,691 shares of beneficial
interest outstanding - Note 4)	$13.68
Maximum sales charge, 1.50% of offering price	0.21

Maximum Offering Price Per Share	$13.89

Class C Shares:
Net asset value and offering price per share*
($155,457,571 applicable to 11,345,224 shares of beneficial
interest outstanding - Note 4)	$13.70

Class I Shares:
Net asset value, offering and redemption price per share
($222,760,430 applicable to 16,284,542 shares of beneficial
interest outstanding - Note 4)	$13.68

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

4

Statement of operations
Thornburg Limited Term Municipal Fund                    Year Ended June 30, 2004

INVESTMENT INCOME:
Interest income (net of premium amortized of $15,358,148)	$53,238,459

EXPENSES:
Investment advisory fees (Note 3)	5,754,193
Administration fees (Note 3)
Class A Shares	1,311,880
Class C Shares	191,093
Class I Shares	107,843
Distribution and service fees (Note 3)
Class A Shares	2,622,964
Class C Shares	1,538,688
Transfer agent fees
Class A Shares	377,245
Class C Shares	98,715
Class I Shares	60,375
Registration and filing fees
Class A Shares	75,030
Class C Shares	14,731
Class I Shares	15,281
Custodian fees (Note 3)	534,108
Professional fees	150,630
Accounting fees	121,890
Trustee fees	51,315
Other expenses	332,331

Total Expenses	13,358,312
Less:
Expenses reimbursed by investment advisor (Note 3)	(4,388)
Distribution and service fees waived (Note 3)	(769,344)
Fees paid indirectly (Note 3)	(5,718)

Net Expenses	12,578,862

Net Investment Income	40,659,597

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold	1,795,864
Increase (Decrease) in unrealized appreciation of investments	(36,334,816)

Net Realized and Unrealized
Gain (Loss) on Investments	(34,538,952)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$6,120,645

See notes to financial statements.

5

Statements of changes in net assets
Thornburg Limited Term Municipal Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income	$40,659,597	$36,971,587
Net realized gain (loss) on investments sold	1,795,864	877,102
Increase (Decrease) in unrealized appreciation of investments	(36,334,816)	28,100,206

Net Increase (Decrease) in Net Assets
Resulting from Operations	6,120,645	65,948,895

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(29,889,249)	(28,771,058)
Class C Shares	(3,916,198)	(2,645,994)
Class I Shares	(6,854,150)	(5,554,535)

FUND SHARE TRANSACTIONS (NOTE 4):
Class A Shares	74,238,458	190,903,532
Class C Shares	21,587,725	78,064,848
Class I Shares	30,607,967	69,803,156

Net Increase (Decrease) in Net Assets	91,895,198	367,748,844
NET ASSETS:
Beginning of year	1,333,804,616	966,055,772

End of year	$1,425,699,814	$1,333,804,616

See notes to financial statements.

6

Notes to financial statements
Thornburg Limited Term Municipal Fund                      June 30, 2004

NOTE 1 — ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”)(formerly Thornburg Limited Term Municipal Fund – National Portfolio) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eleven series of shares of beneficial interest in addition to those of the Fund: Thornburg California Limited Term Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent, in the view of the Fund’s investment advisor, with the preservation of capital.

Reorganization: The Fund is the successor to Thornburg Limited Term Municipal Fund – National Portfolio (the “National Portfolio”) a series of Thornburg Limited Term Municipal Fund, Inc. On December 8, 2003, the Company’s Board of Directors approved an Agreement and Plan of Reorganization providing for the transfer of substantially all of the National Portfolio’s assets to the Fund, in exchange solely for voting shares of the Fund, and the distribution of those shares to the shareholders of the National Portfolio and the subsequent dissolution of the National Portfolio. The Fund was created by the Trust on December 8, 2003 to accomplish the reorganization, and until the reorganization was completed had only nominal assets. The reorganization was intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing those functions. The Agreement and Plan of Reorganization was approved by the National Portfolio’s shareholders on May 21, 2004, and the reorganization was concluded on June 21, 2004. As a result, all of the National Portfolio’s assets were transferred to the Fund, and the shareholders of the National Portfolio became shareholders of the Fund. There was no change in investment objective or policies as a result of the reorganization, and the investment advisor did not change because of the reorganization. The National Portfolio is the accounting survivor, and the financial results of the Fund include the results of the National Portfolio prior to the reorganization.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value, the Fund utilizes an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

7

Notes to financial statements, Continued
Thornburg Limited Term Municipal Fund                    June 30, 2004

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Fund and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2004, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Fund also has an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $4,388 for Class C shares.

The Fund has a Distribution Agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of Fund shares. For the year ended June 30, 2004, the Distributor has advised the Fund that it earned commissions aggregating $16,530 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $71,750 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other persons for distribution of the Fund’s shares and to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

8

Notes to financial statements, Continued
Thornburg Limited Term Municipal Fund                     June 30, 2004

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund’s Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75 of 1% per annum of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2004, are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2004 fees paid indirectly were $5,718.

Certain officers and Trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of independent Trustees is borne by the Trust.

NOTE 4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Year Ended June 30, 2004		Year Ended June 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	22,343,137	$310,234,300	24,734,784	$343,160,230
Shares issued to shareholders in
reinvestment of dividends	1,399,170	19,393,497	1,359,442	18,874,006
Shares repurchased	(18,441,220)	(255,389,339)	(12,329,726)	(171,130,704)

Net Increase (Decrease)	5,301,087	$74,238,458	13,764,500	$190,903,532

Class C Shares
Shares sold	4,814,111	$66,984,540	7,145,702	$99,350,605
Shares issued to shareholders in
reinvestment of dividends	194,692	2,704,058	135,892	1,892,308
Shares repurchased	(3,462,370)	(48,100,873)	(1,670,144)	(23,178,065)

Net Increase (Decrease)	1,546,433	$21,587,725	5,611,450	$78,064,848

Class I Shares
Shares sold	8,616,079	$119,652,434	7,667,976	$106,488,989
Shares issued to shareholders in
reinvestment of dividends	394,435	5,468,468	309,747	4,303,264
Shares repurchased	(6,808,603)	(94,512,935)	(2,952,400)	(40,989,097)

Net Increase (Decrease)	2,201,911	$30,607,967	5,025,323	$69,803,156

9

Notes to financial statements, Continued
Thornburg Limited Term Municipal Fund                     June 30, 2004

NOTE 5 – SECURITIES TRANSACTIONS
For the year ended June 30, 2004, the Fund had purchase and sale transactions (excluding short-term securities) of $465,353,933 and $289,684,557, respectively.

NOTE 6 – INCOME TAXES
At June 30, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$1,346,613,399

Gross unrealized appreciation on a tax basis	$35,385,004
Gross unrealized depreciation on a tax basis	(4,406,451)

Net unrealized appreciation (depreciation) on investments (tax basis)	$30,978,553

At June 30, 2004, the Fund did not have any undistributed tax-exempt/ordinary net income or undistributed capital gains.

At June 30, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such capital loss carryovers expire as follows:

2008	$1,088,098
2009	3,565,103

$4,653,201

The Fund utilized $1,796,480 of its capital loss carry forward during the year ended June 30, 2004. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

During the year ended June 30, 2004, $873,288 of capital loss carry forwards from prior years expired.

In order to account for permanent book/tax differences, the Fund decreased over-distributed net investment income by $1,293, increased accumulated net realized gain (loss) by $734,388, and decreased net capital paid in on shares of beneficial interest by $733,095. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from an expired capital loss carry forward and the difference in the tax treatment of market discounts.

All dividends paid by the Fund for the years ended June 30, 2004 and June 30, 2003, represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.

10

Financial highlights
Thornburg Limited Term Municipal Fund

			Yr End June 30,

	2004	2003	2002	2001	2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 14.01	$ 13.65	$ 13.44	$ 13.06	$ 13.26

Income from investment operations:
Net investment income	0.40	0.45	0.52	0.58	0.59
Net realized and unrealized
gain (loss) on investments	(0.33)	0.36	0.21	0.38	(0.20)

Total from investment operations	0.07	0.81	0.73	0.96	0.39
Less dividends from:
Net investment income	(0.40)	(0.45)	(0.52)	(0.58)	(0.59)

Change in net asset value	(0.33)	0.36	0.21	0.38	(0.20)
Net asset value, end of year	$ 13.68	$ 14.01	$ 13.65	$ 13.44	$ 13.06

Total return (a)	0.47%	5.99%	5.54%	7.49%	3.00%

Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.85%	3.20%	3.83%	4.36%	4.48%
Expenses, after expense reductions	0.91%	0.93%	0.95%	0.99%	0.96%
Expenses, after expense reductions
and net of custody credits	0.91%	0.93%	0.95%	--	--
Expenses, before expense reductions	0.91%	0.93%	0.96%	0.99%	0.96%

Portfolio turnover rate	21.37%	15.81%	19.59%	25.37%	33.65%

Net assets at end of year (000)	$ 1,047,482	$ 998,878	$ 785,145	$ 654,157	$ 672,775

(a)     Sales loads are not reflected in computing total return.

11

Financial highlights, Continued
Thornburg Limited Term Municipal Fund

			Yr End June 30,

	2004	2003	2002	2001	2000
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 14.04	$ 13.67	$ 13.46	$ 13.08	$ 13.28

Income from investment operations:
Net investment income	0.36	0.41	0.47	0.53	0.53
Net realized and unrealized
gain (loss) on investments	(0.34)	0.37	0.21	0.38	(0.20)

Total from investment operations	0.02	0.78	0.68	0.91	0.33
Less dividends from:
Net investment income	(0.36)	(0.41)	(0.47)	(0.53)	(0.53)

Change in net asset value	(0.34)	0.37	0.21	0.38	(0.20)
Net asset value, end of year	$ 13.70	$ 14.04	$ 13.67	$ 13.46	$ 13.08

Total return	0.12%	5.78%	5.13%	7.07%	2.57%

Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.56%	2.89%	3.42%	3.96%	4.06%
Expenses, after expense reductions	1.19%	1.18%	1.33%	1.38%	1.38%
Expenses, after expense reductions
and net of custody credits	1.19%	1.18%	1.33%	--	--
Expenses, before expense reductions	1.69%	1.68%	1.80%	1.85%	1.82%

Portfolio turnover rate	21.37%	15.81%	19.59%	25.37%	33.65%

Net assets at end of year (000)	$ 155,458	$ 137,559	$ 57,258	$ 24,773	$ 21,322

12

Financial highlights, Continued
Thornburg Limited Term Municipal Fund

			Yr End June 30,

	2004	2003	2002	2001	2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 14.01	$ 13.65	$ 13.44	$ 13.06	$ 13.26

Income from investment operations:
Net investment income	0.44	0.49	0.57	0.63	0.63
Net realized and unrealized
gain (loss) on investments	(0.33)	0.36	0.21	0.38	(0.20)

Total from investment operations	0.11	0.85	0.78	1.01	0.43
Less dividends from:
Net investment income	(0.44)	(0.49)	(0.57)	(0.63)	(0.63)

Change in net asset value	(0.33)	0.36	0.21	0.38	(0.20)
Net asset value, end of year	$ 13.68	$ 14.01	$ 13.65	$ 13.44	$ 13.06

Total return	0.80%	6.36%	5.91%	7.91%	3.37%

Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.18%	3.54%	4.18%	4.75%	4.84%
Expenses, after expense reductions	0.57%	0.58%	0.60%	0.60%	0.60%
Expenses, after expense reductions
and net of custody credits	0.57%	0.58%	0.60%	--	--
Expenses, before expense reductions	0.57%	0.58%	0.62%	0.65%	0.62%

Portfolio turnover rate	21.37%	15.81%	19.59%	25.37%	33.65%

Net assets at end of year (000)	$ 222,760	$ 197,367	$ 123,652	$ 86,160	$ 76,470

13

Schedule of Investments
Thornburg Limited Term Municipal Fund                     June 30, 2004

Issuer-Desription	Credit Rating† Moody's/S&P	Principal Amount		Value
Alabama			(2.00%)
Alabama State Public School & College Authority, 4.375% due 8/1/2004	Aa3/AA	$ 2,000,000		$ 2,005,200
Birmingham Carraway Alabama Special, 6.25% due 8/15/2009 (Insured: Connie Lee)	NR/AAA	10,000,000		10,882,600
Birmingham General Obligation, 7.25% due 7/1/2004 (ETM)*	NR/NR	980,000		980,157
Huntsville Health Care Authority Facilities Revenue Series B, 4.65% due 6/1/2024
(Insured: MBIA)	Aaa/AAA	1,245,000		1,275,154
Huntsville Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005 (Insured: MBIA)	Aaa/AAA	5,330,000		5,459,092
Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009 (LOC: PNC
Bank)	NR/NR	1,920,000		1,959,245
Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA) (ETM)*	Aaa/AAA	500,000		502,210
Wilsonville Industrial Development Board Pollution Control Revenue Refunding, 4.20%
due 6/1/2019 put 6/1/2006 (Southern Electric Gaston Project; Insured: AMBAC)	Aaa/AAA	5,000,000		5,168,250
Alaska			(0.10%)
North Slope Borough Alaska, 0% due 6/30/2006 (Insured: MBIA)	Aaa/AAA	2,070,000		1,973,579
Arizona			(0.90%)
Arizona State Transportation Board Grant Anticipation Notes Series A, 5.00% due
7/1/2009	Aa3/AA-	2,500,000		2,706,500
Maricopa County Arizona School District 97, 5.50% due 7/1/2008 (Insured: FGIC)	Aaa/NR	650,000		712,660
Maricopa County School District 008, 7.50% due 7/1/2008 (Insured: MBIA)	Aaa/AAA	1,000,000		1,167,100
Maricopa County Unified School District Number 41 Gilbert Refunding, 0% due
1/1/2006 (Insured: FGIC)	Aaa/AAA	1,000,000		968,370
Mohave County Industrial Development Authority Correctional Facilities Contract
Revenue Series A, 5.00% due 4/1/2009 (Mohave Prison LLC Project; Insured: XLCA)	Aaa/AAA	4,595,000		4,923,267
Pima County Industrial Development Authority Education Revenue Series C, 6.40% due
7/1/2013 (Arizona Charter Schools Project)	Baa3/NR	1,000,000		1,035,870
Pima County Industrial Development Authority Industrial Revenue Refunding Lease
Obligation A, 7.25% due 7/15/2010 (Insured: FSA)	Aaa/AAA	680,000		715,972
Tucson Water Revenue Series D, 9.75% due 7/1/2008	Aa3/A+	500,000		624,475
Arkansas			(0.90%)
Conway Electric Revenue Refunding, 5.00% due 8/1/2007	A2/NR	2,000,000		2,123,260
Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2010
(Regional Medical Center Project)	NR/A	1,000,000		1,088,830
Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2011
(Regional Medical Center Project)	NR/A	1,075,000		1,169,966
Little Rock Arkansas Capital Improvement, 4.00% due 4/1/2005 (Insured: FSA)	Aaa/AAA	1,000,000		1,018,170
Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125% due 8/1/2009	A3/NR	2,645,000		3,000,726
Rogers Sales & Use Tax Revenue, 6.00% due 11/1/2007	A1/AA-	1,735,000		1,761,736
Rogers Sales & Use Tax Revenue Refunding & Improvement Series A, 4.25% due 9/1/2006
(Insured: FGIC)	Aaa/AAA	1,545,000		1,611,466
California			(2.40%)
Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009 (Insured:
AMBAC)	Aaa/AAA	2,385,000		2,391,129
California Health Facilities Financing Authority Revenue Series B Refunding, 5.25%
due 10/1/2013 (Kaiser Permanente Project) (ETM)*	A3/A	2,620,000		2,836,884
California State Department of Water Resources Power Supply Series A, 5.50% due
5/1/2008	A3/BBB+	2,050,000		2,219,084
California State Department of Water Resources Power Supply Series A, 5.50% due
5/1/2012	A3/BBB+	2,600,000		2,856,308
California State Department of Water Resources Power Supply Series A, 6.00% due
5/1/2013	A3/BBB+	2,550,000		2,874,411
Central Valley Financing Authority Revenue, 6.00% due 7/1/2009 (Carson Ice Project)	NR/BBB	3,660,000		3,783,708
Fairfield Water Revenue Refunding, 5.25% due 4/1/2012 (Insured: AMBAC)	Aaa/AAA	3,700,000		3,865,353
Irvine Improvement Bond Act 1915 Limited Obligation Assessment District, 1.06% due
9/2/2025 put 7/1/2004 (daily demand notes)	VMIG1/A1+	100,000		100,000
Metropolitan Water District South California Variable Series B-3, 1.06% due
7/1/2035 put 7/1/2004 (daily demand notes)	VMIG1/A1+	1,400,000		1,400,000
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	5,200,000		5,434,312
San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039 mandatory
put 6/1/2006 (Civic Center Project; Insured: AMBAC)	Aaa/AAA	3,000,000		3,152,640
Torrance Hospital Revenue Series A, 7.10% due 12/1/2015 pre-refunded 12/1/2005
(Little Co. of Mary Hospital Project)	NR/AAA	1,380,000		1,467,423
Colorado			(3.50%)
Adams County Communication Center Series A, 4.75% due 12/1/2006	Baa1/NR	1,500,000		1,545,060
Adams County School District 012 Series A, 4.375% due 12/15/2007	Aa3/AA-	1,000,000		1,051,970
Central Platte Valley Metropolitan District Refunding Series A, 5.00% due 12/1/2031
put 12/1/2009 (LOC: US Bank)	NR/A1+	7,210,000		7,542,237
Colorado Department Transport Revenue Anticipation Notes, 6.00% due 6/15/2008
(Insured: AMBAC)	Aaa/AAA	1,500,000		1,669,365
Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008 (Nashville Public
Radio Project)	NR/BBB+	1,000,000		1,043,410
Colorado Health Facilities Authority, 5.00% due 9/1/2007 (Catholic Health
Initiatives Project)	Aa2/A1+	5,705,000		6,050,666
Colorado Health Facilities Authority Series A, 5.375% due 12/1/2009 (Catholic
Health Initiatives Project)	Aa2/A1+	515,000		552,327
Colorado Housing Finance Authority, 5.25% due 10/1/2007	A1/AA+	220,000		221,553
Colorado Springs Utilities Revenue Systems Subordinated Lien Refunding &
Improvement Series A, 5.00% due 11/15/2005	Aa2/AA	2,230,000		2,326,314
Cucharas Sanitation & Water District Refunding & Improvement, 7.25% due 1/1/2015
pre-refunded 1/1/2005	NR/NR	500,000		518,945
Denver City & County Certificates of Participation Series A, 5.50% due 5/1/2006
(Insured: MBIA)	Aaa/AAA	500,000		529,330
Denver Convention Center Senior Series A, 5.00% due 12/1/2011 (Insured: XLCA)	Aaa/AAA	3,335,000		3,591,095
Dove Valley Metropolitan District Arapahoe County, Series B, 3.30% due 11/1/2025
put 11/1/2005 @100 (LOC: BNP Paribas)	NR/A1+	1,820,000		1,851,486
El Paso County School District General Obligation 20 Series B, 8.25% due 12/15/2004
(State Aid Withholding)	Aa3/NR	500,000		515,450
Highlands Ranch Metropolitan District 2 General Obligation, 6.50% due 6/15/2012
(Insured: FSA)	Aaa/AAA	1,000,000		1,180,520
Highlands Ranch Metropolitan District Number 3 Refunding Series B, 5.25% due
12/1/2008 (Insured: ACA)	NR/A	1,760,000		1,855,251
Highlands Ranch Metropolitan District Number 3 Series A, 5.25% due 12/1/2008
(Insured: ACA)	NR/A	1,520,000		1,602,262
Lakewood Certificates of Participation, 4.40% due 12/1/2008 (Insured: MBIA)	Aaa/AAA	1,000,000		1,050,460
Pinery West Metropolitan District Number 3 Co., 4.70% due 12/1/2021 put 12/1/2007
(LOC: Compass Bank)	NR/A-	1,000,000		1,035,160
Plaza Metropolitan District 1 Revenue, 7.60% due 12/1/2016 (Public Improvement
Fee/Tax Increment Project)	NR/NR	6,000,000		6,110,760
Regional Transportation District of Colorado Series A, 5.00% due 6/1/2009 (Transit
Vehicles Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,078,000
Section 14 Metropolitan District Jefferson Refunding Series A, 6.20% due 12/1/2013
(LOC: US Bank Trust)	NR/AA-	1,000,000		1,018,710
Superior Metropolitan District 1 Variable Refunding & Improvement Series A, 5.45%
due 12/1/2020 put 12/1/2004 (LOC: BNP)	NR/AA-	1,150,000		1,165,732
Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/2015 put
9/1/2006 (Semper Village Apartments Project; Insured: AXA)	NR/AA	2,725,000		2,738,407
Connecticut			(0.80%)
Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)	Aaa/AAA	1,325,000		1,406,461
Bridgeport Series A Pre-refunded, 6.00% due 3/1/2005 (Insured: AMBAC) (ETM)*	Aaa/AAA	800,000		823,896
Bridgeport Series A Unrefunded Balance, 6.00% due 3/1/2005 (Insured: AMBAC)	Aaa/AAA	885,000		911,311
Capitol Region Education Council, 6.375% due 10/15/2005	NR/BBB	690,000		720,767
Connecticut State Health & Educational Facilities Authority Revenue, 5.85% due
7/1/2007 (Newington Children’s Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,020,120
Connecticut State Health & Educational Facilities Authority Revenue, 7.50% due
11/1/2016 (Nursing Home/Highland Project; Insured: AMBAC)	Aaa/AAA	4,200,000		4,365,396
New Haven Connecticut, 3.00% due 11/1/2004 (Insured: FGIC)	Aaa/AAA	2,010,000		2,020,975
Delaware			(0.40%)
Delaware State Health Facilities Authority Revenue, 6.25% due 10/1/2006 (Insured:
MBIA) (ETM)*	Aaa/AAA	2,000,000		2,062,960
Delaware State Health Facilities Authority Revenue Series A, 5.25% due 5/1/2012
(Nanticoke Memorial Hospital Project; Insured: Radian)	NR/AA	1,370,000		1,466,078
Delaware State Health Facilities Authority Revenue Series A, 5.25% due 5/1/2013
(Nanticoke Memorial Hospital Project; Insured: Radian)	NR/AA	1,445,000		1,529,793
District of Columbia			(2.60%)
District of Columbia, 5.50% due 6/1/2008 (Insured: AMBAC)	Aaa/AAA	1,915,000		2,087,560
District of Columbia Certificates of Participation, 5.00% due 1/1/2008 (Public
Safety & Emergency Project)	Aaa/AAA	1,000,000		1,066,030
District of Columbia Certificates of Participation, 5.25% due 1/1/2013 (Insured:
AMBAC)	Aaa/AAA	5,950,000		6,370,903
District of Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic Healthcare
Project; Insured: MBIA) (ETM)*	Aaa/AAA	4,430,000		4,819,087
District of Columbia Hospital Revenue Refunding, 5.10% due 8/15/2008 (Medlantic
Healthcare Group A Project; Insured: MBIA) (ETM)*	Aaa/AAA	1,500,000		1,605,660
District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic Healthcare Project;
Insured: MBIA) (ETM)*	Aaa/AAA	1,330,000		1,392,071
District of Columbia Revenue, 5.50% due 10/1/2005	Aaa/AAA	500,000		522,735
District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc. for Advancement
of Science Project; Insured: AMBAC)	Aaa/AAA	500,000		539,675
District of Columbia Revenue, 6.00% due 1/1/2009 (American Assoc. for Advancement
of Science Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,111,670
District of Columbia Series A, 5.50% due 6/1/2009 (Insured: MBIA)	Aaa/AAA	4,700,000		5,165,864
District of Columbia Tax Capital Appreciation, 0% due 7/1/2009 (Mandarin Oriental
Project; Insured: FSA)	Aaa/AAA	2,000,000		1,664,860
District of Columbia Tax Capital Appreciation, 0% due 7/1/2012 (Mandarin Oriental
Project; Insured: FSA)	Aaa/AAA	1,480,000		1,050,045
District of Columbia Tax Revenue Capital Appreciation, 0% due 7/1/2011 (Mandarin
Oriental Project; Insured: FSA)	Aaa/AAA	1,990,000		1,492,361
Washington DC Convention Center Authority Dedicated Tax Revenue, 5.00% due
10/1/2006 (Insured: AMBAC)	Aaa/AAA	750,000		793,335
Washington DC Convention Center Senior Lien, 5.00% due 10/1/2007	Aaa/AAA	6,110,000		6,522,914
Florida			(4.70%)
Broward County Resource Recovery Revenue Refunding, 5.375% due 12/1/2009	A3/AA-	5,000,000		5,390,700
Capital Projects Finance Authority Student Housing, 5.50% due 10/1/2012 (Capital
Projects Student Housing; Insured: MBIA)	Aaa/AAA	1,000,000		1,080,750
Crossings at Fleming Island Community Development Refunding Series B, 5.45% due
5/1/2010 (Insured: MBIA)	Aaa/AAA	2,996,000		3,312,498
Dade County Solid Waste Systems Special Obligation Revenue Refunding, 6.00% due
10/1/2007 (Insured: AMBAC)	Aaa/AAA	7,000,000		7,698,320
Florida State Refunding, 6.00% due 7/1/2006 (Department of Transportation Right of
Way Project)	Aa2/AA+	1,465,000		1,574,992
Hillsborough County Capital Improvement Program Revenue Refunding Junior Lien,
5.00% due 8/1/2008 (Criminal Justice Project; Insured: FGIC)	Aaa/AAA	1,000,000		1,075,670
Hillsborough County Industrial Development Authority Pollution Control Revenue
Refunding, 4.00% due 9/1/2025 put 8/1/2007 (Tampa Electric Co. Project)	Baa2/BBB-	2,400,000		2,405,952
Jacksonville Electric St. John’s River Park Systems Revenue Refunding Issue-2 17th
Series, 5.25% due 10/1/2012	Aa2/AA-	5,000,000		5,414,350
Miami Dade County School Board Certificates of Participation Series A, 5.00% due
5/1/2006 (Insured: MBIA)	Aaa/AAA	1,910,000		2,005,557
Miami Dade County School Board Certificates of Participation Series B, 5.50% due
5/1/2031 put 5/1/2011 (Insured: MBIA)	Aaa/AAA	1,000,000		1,096,840
Miami Dade County School Board Certificates of Participation Series C, 5.00% due
8/1/2007 (Insured: MBIA)	Aaa/AAA	3,390,000		3,626,893
Miami Dade County Special Housing Revenue Refunding, 5.80% due 10/1/2012 (HUD
Section 8)	Baa3/NR	3,700,000		3,612,088
Orange County Health Facilities Authority, 5.80% due 11/15/2009 (Adventist Health
System Project)	A3/A	1,395,000		1,526,800
Orange County Health Facilities Authority Revenue Refunding, 6.25% due 11/15/2008
(Adventist Health Systems Project; Insured: AMBAC)	Aaa/AAA	3,120,000		3,351,566
Orange County Health Facilities Authority Revenue Unrefunded Balance Series A,
6.25% due 10/1/2007 (Orlando Regional Hospital Project; Insured: MBIA)	Aaa/AAA	925,000		1,021,690
Orange County School Board Certificates Series A, 5.00% due 8/1/2006	Aaa/NR	5,000,000		5,282,350
Orange County School District Series B, 1.06% due 8/1/2025 put 7/1/2004 (Insured:
AMBAC) (daily demand notes)	Aaa/NR	1,500,000		1,500,000
Palm Beach County Industrial Development Revenue Series 1996, 6.00% due 12/1/2006
(Lourdes-Noreen McKeen Residence Project; LOC: Allied Irish Bank) (ETM)*	NR/A	940,000		1,016,591
Palm Beach County Solid Waste Authority Revenue Refunding Series A, 5.00% due
10/1/2005	Aa3/AA-	2,420,000		2,509,008
Pasco County Housing Finance Authority Multi Family Revenue Refunding Series A,
5.35% due 6/1/2027 put 6/1/2008 (Oak Trail Apts Project; Insured: AXA)	NR/AA-	1,000,000		1,046,310
Pelican Marsh Community Development District Refunding Series A, 5.00% due 5/1/2011
(Insured: Radian)	NR/NR	3,445,000		3,582,628
Tampa Florida Guaranteed Entitlement Revenue Refunding, 6.00% due 10/1/2007
(Insured: AMBAC)	Aaa/AAA	2,040,000		2,247,529
University Athletic Association Inc. Florida Athletic Program Revenue Refunding,
2.20% due 10/1/2031 put 10/1/2005 (LOC: Suntrust Bank)	VMIG1/NR	3,000,000		3,015,030
Georgia			(1.10%)
Cobb County School District, 4.75% due 2/1/2005	Aa1/AA+	1,000,000		1,012,730
Georgia Municipal Association Inc. Certificates of Participation City Court Atlanta
Project, 5.00% due 12/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,061,230
Georgia Municipal Electric Power Authority Revenue, 7.00% due 1/1/2008 (Insured:
MBIA)	Aaa/AAA	1,550,000		1,754,150
Georgia Municipal Electric Power Authority Revenue Series Y, 6.30% due 1/1/2006	A2/A+	730,000		772,333
Georgia Municipal Gas Authority, 6.30% due 7/1/2009 (Southern Storage Gas Project)	NR/A	1,000,000		1,031,390
Monroe County Development Authority Pollution Control, 6.75% due 1/1/2010
(Oglethorpe Power Scherer A Refunding; Insured: MBIA)	Aaa/AAA	2,000,000		2,324,960
Monroe County Development Authority Pollution Control Revenue Oglethorpe Power
Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)	Aaa/AAA	1,000,000		1,194,110
Municipal Electric Authority Georgia Subordinated Series B, 5.00% due 1/1/2026 put
1/1/2009 (Project One; Insured: AMBAC)	Aaa/AAA	5,000,000		5,352,950
Municipal Electric Authority Georgia Unrefunded Balance Subordinated A, 6.00% due
1/1/2006 (Project One; Insured: AMBAC)	Aaa/AAA	910,000		961,533
Hawaii			(0.40%)
Hawaii State Department of Budget & Finance Special Purpose Hawaiian Electric Co.,
4.95% due 4/1/2012 (Insured: MBIA)	Aaa/AAA	2,000,000		2,132,320
Hawaii State Refunding Series Cb, 5.75% due 1/1/2007	Aa3/AA-	1,000,000		1,076,350
Hawaii State Series CN, 6.25% due 3/1/2006 (Insured: FGIC)	Aaa/AAA	1,565,000		1,669,182
Honolulu City & County Refunding Series A, 7.35% due 7/1/2006	Aa2/AA-	1,000,000		1,097,880
Illinois			(10.50%)
Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured: FGIC)	Aaa/AAA	3,345,000		2,847,297
Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)	Aaa/AAA	2,000,000		2,254,900
Chicago Board of Education School Reform, 6.25% due 12/1/2012 (Insured: MBIA)	Aaa/AAA	750,000		875,310
Chicago Housing Authority Capital Program Revenue, 5.25% due 7/1/2010	Aa3/AA	2,300,000		2,480,067
Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007	Aaa/AA+	2,300,000		2,536,026
Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009 (Insured: MBIA)	Aaa/AAA	1,340,000		1,427,408
Chicago Midway Airport Revenue Series C, 5.50% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	1,180,000		1,297,587
Chicago O’Hare International Airport Refunding General Airport Series A, 6.375% due
1/1/2012 (Insured: MBIA)	Aaa/AAA	3,420,000		3,562,990
Chicago O’Hare International Airport Revenue, 5.375% due 1/1/2007 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,059,720
Chicago O’Hare International Airport Revenue, 5.00% due 1/1/2012 (Insured: MBIA)	Aaa/AAA	1,105,000		1,185,632
Chicago O’Hare International Airport Revenue 2nd Lien Series C-1, 5.00% due
1/1/2010 (Insured: MBIA)	Aaa/AAA	1,000,000		1,076,040
Chicago O’Hare International Airport Revenue Passenger Facility Change Series A,
6.00% due 1/1/2006 (Insured: AMBAC)	Aaa/AAA	3,000,000		3,168,990
Chicago O’Hare International Airport Revenue Refunding, 4.80% due 1/1/2005
(Insured: AMBAC)	Aaa/AAA	690,000		701,571
Chicago O’Hare International Airport Revenue Refunding Series A, 4.90% due 1/1/2006
(Insured: MBIA)	Aaa/AAA	675,000		690,100
Chicago O’Hare International Airport Revenue Series C-1, 5.00% due 1/1/2008
(Insured: MBIA)	Aaa/AAA	6,000,000		6,398,220
Chicago Park District, 6.60% due 11/15/2014 partially pre-refunded 5/15/2005	Aa3/AA	1,700,000		1,803,343
Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010 (ETM)*	Baa1/A	1,000,000		1,117,040
Chicago Public Commerce Building Revenue, 5.00% due 3/1/2005 (Insured: AMBAC)	Aaa/AAA	750,000		767,378
Chicago Public Commerce Building Revenue Series C, 5.50% due 2/1/2006 (Insured:
FGIC)	Aaa/AAA	2,000,000		2,103,760
Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	2,000,000		2,177,060
Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,151,250
Chicago Tax Increment Allocation Central Series A, 0% due 12/1/2005 (Insured:
AMBAC)	Aaa/AAA	5,000,000		4,866,800
Cicero Refunding Tax Increment Series A, 4.25% due 1/1/2007 (Insured: FGIC)	Aaa/AAA	1,000,000		1,038,740
Collinsville Leased Facilities Revenue Refunding, 5.15% due 11/1/2004 (Insured:
MBIA)	Aaa/AAA	1,000,000		1,012,220
Cook & Will Counties Township High School District 206 Series C, 0% due 12/1/2005
(Insured: FSA)	Aaa/AAA	2,545,000		2,477,201
Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded 11/15/2006	Aaa/AAA	995,000		1,078,083
Cook County Community School District 97 Series B, 9.00% due 12/1/2013 (Insured:
FGIC)	Aaa/NR	2,250,000		3,109,950
Cook County Series C Refunding, 5.80% due 11/15/2004 (Insured: FGIC)	Aaa/AAA	2,650,000		2,693,539
Du Page County Forest Preservation District, 0% due 11/1/2009	Aaa/AAA	5,000,000		4,111,550
Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put 12/1/2007
(Collateralized: FNMA)	NR/AAA	1,500,000		1,560,165
Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2005 (Hoffman Estates
Economic Dev. Project; Guaranty: Sears)	Baa1/NR	1,015,000		986,357
Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2006 (Hoffman Estates
Economic Dev. Project; Guaranty: Sears)	Baa1/NR	3,075,000		2,874,756
Hoffman Estates Illinois Tax Increment Revenue Refunding, 5.25% due 11/15/2009
(Economic Development Project; Insured: AMBAC)	Aaa/AAA	5,000,000		5,065,450
Illinois Department Central Management Services Certificates of Participation,
5.85% due 7/1/2009 (Insured: MBIA)	Aaa/AAA	1,000,000		1,061,120
Illinois Development Finance Authority Pollution Control Revenue Refunding, 5.70%
due 1/15/2009 (Commonwealth Edison Company Project; Insured: MBIA)	Aaa/AAA	3,000,000		3,290,970
Illinois Development Finance Authority Revenue, 4.00% due 11/15/2005 (Insured:
XLCA)	Aaa/AAA	860,000		884,218
Illinois Development Finance Authority Revenue, 4.00% due 11/15/2006 (Insured:
XLCA)	Aaa/AAA	915,000		947,528
Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009 (Adventist
Health Project; Insured: MBIA)	Aaa/AAA	3,635,000		4,030,561
Illinois Development Finance Authority Revenue, 6.35% due 7/1/2010 pre-refunded
7/1/2005 (Elderly Housing 8 Mattoon Tower A Project)	A3/NR	1,005,000		1,048,798
Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010 (Adventist
Health Project; Insured: MBIA)	Aaa/AAA	3,860,000		4,312,276
Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011 (Insured:
AMBAC)	NR/AAA	785,000		816,431
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers
A, 5.60% due 7/1/2004	NR/BBB	400,000		400,032
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers
A, 5.60% due 7/1/2005	NR/BBB	1,000,000		1,022,110
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers
A, 5.60% due 7/1/2006	NR/BBB	1,000,000		1,033,420
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers
Series A, 6.00% due 7/1/2015	NR/BBB	4,500,000		4,615,425
Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007 (OSF Healthcare
System Project)	A2/A	915,000		975,893
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008 (Iowa Health
System Project)	A1/NR	1,290,000		1,418,536
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009 (Iowa Health
System Project)	A1/NR	1,375,000		1,531,337
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010 (Iowa Health
System Project)	A1/NR	1,465,000		1,643,701
Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011 (Iowa Health
System Project; Insured: AMBAC)	Aaa/AAA	1,560,000		1,742,785
Illinois Health Facilities Authority Revenue Refunding, 4.00% due 8/15/2005
(University of Chicago Hospital & Health Project)	Aaa/AAA	1,000,000		1,024,620
Illinois Health Facilities Authority Revenue Refunding, 5.00% due 8/15/2006
(University of Chicago Hospital & Health Project)	Aaa/AAA	1,000,000		1,054,290
Illinois Health Facilities Authority Revenue Refunding, 5.00% due 8/15/2007
(University of Chicago Hospital & Health Project)	Aaa/AAA	1,500,000		1,598,085
Illinois Health Facilities Authority Revenue Refunding, 5.00% due 8/15/2008
(University of Chicago Hospital & Health Project)	Aaa/AAA	1,500,000		1,606,260
Illinois Health Facilities Authority Revenue Refunding, 5.50% due 11/15/2011
(Methodist Medical Center Project; Insured: MBIA)	Aaa/AAA	3,000,000		3,252,540
Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/2005
(Community Provider Pooled Loan Program Project)	NR/NR	104,000		104,626
Illinois Health Facilities Authority Revenue University of Chicago, 5.00% due
8/15/2009 (Hospital Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,071,770
Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)	Aaa/AAA	1,040,000		1,138,935
Illinois State COPS Central Management Department, 5.00% due 7/1/2007 (Insured:
AMBAC)	Aaa/AAA	500,000		532,955
Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,072,630
Illinois State Refunding, 5.125% due 12/1/2006 (Insured: FGIC)	Aaa/AAA	2,250,000		2,379,173
Kankakee Series A, 5.25% due 1/1/2012 pre-refunded 1/1/2006 @100	Aaa/AAA	920,000		963,912
Kankakee Unrefunded Balance Series A, 5.25% due 1/1/2012 (Insured: FSA)	Aaa/AAA	80,000		83,358
Lake County Community Consolidated School District 73, 9.00% due 1/1/2006 (Insured:
FSA)	Aaa/NR	1,000,000		1,098,720
Lake County Community High School District 117 Series B, 0% due 12/1/2006 (Insured:
FGIC)	Aaa/NR	2,000,000		1,877,300
Lake County Community High School District 117 Series B, 0% due 12/1/2011 (Insured:
FGIC)	Aaa/NR	3,235,000		2,387,430
Lake County Consolidated High School Refunding, 3.00% due 12/1/2004	NR/AA-	2,370,000		2,384,457
Lake County Consolidated High School Refunding, 3.25% due 12/1/2005	NR/AA-	2,990,000		3,045,225
McHenry & Kane Counties Community Consolidated School District 158, 0% due 1/1/2010
(Insured: FGIC)	Aaa/AAA	1,000,000		808,090
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding
Series A-2002, 6.00% due 6/15/2007 (McCormick Place Exposition Project; Insured:
AMBAC)	Aaa/AAA	1,250,000		1,365,175
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding
Series A-2002, 6.00% due 6/15/2007 pre-refunded 6/15/2006 @102 (McCormick Place
Exposition Project; Insured: AMBAC)	Aaa/AAA	3,750,000		4,057,050
Naperville City, Du Page & Will Counties Economic Development Revenue, 6.10% due
5/1/2008 (Hospital & Health System Association Project; LOC: American National
Bank)	NR/A-1	2,445,000		2,541,675
Peoria Public Building Commission School District Facilities Revenue, 0% due
12/1/2007 (Insured: FGIC)	Aaa/NR	1,100,000		989,175
University of Illinois Revenue, 0% due 10/1/2006 (Insured: MBIA)	Aaa/AAA	6,300,000		5,954,445
Indiana			(4.30%)
Allen County Economic Development Revenue, 5.00% due 12/30/2012 (Indiana Institute
of Technology Project)	NR/NR	1,370,000		1,409,168
Allen County Economic Development Revenue First Mortgage, 5.20% due 12/30/2005
(Indiana Institute of Technology Project)	NR/NR	965,000		1,003,426
Allen County Economic Development Revenue First Mortgage, 5.30% due 12/30/2006
(Indiana Institute of Technology Project)	NR/NR	690,000		727,626
Allen County Economic Development Revenue First Mortgage, 5.60% due 12/30/2009
(Indiana Institute of Technology Project)	NR/NR	1,110,000		1,188,688
Allen County Jail Building Corp. First Mortgage, 5.75% due 10/1/2010	Aa3/NR	1,115,000		1,249,079
Ball State University Revenues Student Fee Series K, 5.75% due 7/1/2012 (Insured:
FGIC)	Aaa/AAA	1,000,000		1,121,410
Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007 (Insured:
FGIC) (ETM)*	Aaa/AAA	1,085,000		1,149,015
Boonville Junior High School Building Corp. Revenue, 0% due 7/1/2010 (State Aid)	NR/A	850,000		652,264
Boonville Junior High School Building Corp. Revenue, 0% due 1/1/2011 (State Aid)	NR/A	850,000		630,377
Boonville Junior High School Building Corp. Revenue Refunding, 0% due 7/1/2011
(State Aid)	NR/A	950,000		687,591
Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009 (Insured: AMBAC)	Aaa/AAA	1,175,000		1,266,438
Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010 (Insured: AMBAC)	Aaa/AAA	1,135,000		1,225,369
Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (Insured: AMBAC)
(ETM)*	Aaa/AAA	910,000		1,007,261
Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage (State Aid), 0%
due 1/15/2006	NR/A	1,860,000		1,779,443
Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage Refunding, 0%
due 7/5/2008 (Insured: MBIA)	Aaa/AAA	1,860,000		1,624,580
Evansville Vanderburgh School Building Corp. First Mortgage, 5.00% due 1/15/2008
(Insured: FSA)	Aaa/AAA	965,000		1,028,777
Goshen Multi School Building Corp. First Mortgage, 5.20% due 7/15/2007 (Insured:
MBIA)	Aaa/AAA	965,000		1,034,634
Hammond Multi-School Building Corp. First Mortgage Refunding Bond Series 1997,
6.00% due 7/15/2008 (Lake County Project)	NR/A	2,305,000		2,491,843
Huntington Economic Development Revenue, 6.00% due 11/1/2006 (United Methodist
Membership Project)	NR/NR	390,000		412,503
Huntington Economic Development Revenue, 6.15% due 11/1/2008 (United Methodist
Membership Project)	NR/NR	700,000		755,048
Huntington Economic Development Revenue, 6.20% due 11/1/2010 (United Methodist
Membership Project)	NR/NR	790,000		837,037
Indiana Health Facility Financing Authority Hospital Revenue, 5.75% due 11/1/2005
(Daughters of Charity Project) (ETM)*	Aaa/NR	180,000		185,200
Indiana Health Facility Financing Authority Hospital Revenue Series D, 5.00% due
11/1/2026 pre-refunded 11/1/2007	Aaa/NR	1,265,000		1,331,084
Indiana State Educational Facilities Authority Revenue, 5.75% due 10/1/2009
(University of Indianapolis Project)	NR/A-	670,000		731,975
Indiana University Revenues Refunding, 0% due 8/1/2007 (Insured: AMBAC)	Aaa/AAA	2,500,000		2,280,700
Indianapolis Airport Authority Revenue Refunding Series A, 5.75% due 7/1/2005
(Insured: FGIC)	Aaa/AAA	1,000,000		1,040,100
Indianapolis Airport Authority Revenue Refunding Series A, 5.35% due 7/1/2007
(Insured: FGIC)	Aaa/AAA	1,100,000		1,176,417
Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due
7/1/2005 (ETM)*	Aa2/NR	1,220,000		1,199,589
Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due
7/1/2006 (ETM)*	Aa2/NR	1,240,000		1,184,250
Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2004 (Ogden Martin
Systems, Inc. Project; Insured: AMBAC)	Aaa/AAA	2,200,000		2,245,518
Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2006 (Ogden Martin
Systems, Inc. Project; Insured: AMBAC)	Aaa/AAA	2,000,000		2,183,020
Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2008 (Insured:
FGIC)	Aaa/AAA	855,000		948,802
Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2009 (Insured:
FGIC)	Aaa/AAA	455,000		510,478
Merrillville Multi School Building Corp. Refunding First Mortgage, 6.55% due
7/1/2005 (Insured: MBIA)	Aaa/AAA	890,000		932,462
Monroe County Community School Building Corp. Revenue Refunding, 5.00% due
1/15/2007 (Insured: AMBAC)	Aaa/AAA	625,000		661,244
North Adams Community Schools, 3.50% due 7/15/2004 (Insured: FSA)	Aaa/AAA	405,000		405,336
North Adams Community Schools, 4.00% due 7/15/2005 (Insured: FSA)	Aaa/AAA	940,000		962,175
North Central Campus School Building Corp. Indiana, 4.50% due 7/10/2005 (Insured:
AMBAC)	Aaa/AAA	1,070,000		1,100,506
Northwest Allen Building Corp. First Mortgage, 5.30% due 12/1/2005 (Insured: MBIA)	Aaa/AAA	684,000		706,846
Peru Community School Corp. Refunding First Mortgage, 0% due 7/1/2010	NR/A	835,000		640,754
Plymouth Multi School Building Corp. Refunding, 5.50% due 7/1/2005 (Plymouth
Community School Project; Insured: MBIA)	Aaa/AAA	1,655,000		1,688,481
Rockport Pollution Control Revenue Series C, 2.625% due 4/1/2025 put 10/1/2006
(Indiana Michigan Power Co. Project)	Baa2/BBB	4,000,000		3,955,760
Vigo County Elementary School Building Corp. Refunding & Improvement First
Mortgage, 4.00% due 1/10/2006 (Insured: FSA)	Aaa/AAA	1,540,000		1,582,180
Vigo County Elementary School Building Corp. Refunding & Improvement First
Mortgage, 4.00% due 1/10/2008 (Insured: FSA)	Aaa/AAA	1,635,000		1,690,165
Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010 (State Aid)	NR/AA-	995,000		1,095,395
Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011 (State Aid)	NR/AA-	1,095,000		1,207,336
West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2011 (Insured:
FGIC)	Aaa/AAA	2,080,000		2,340,249
Westfield Elem. School Building Corp. First Mortgage Series 1997, 6.80% due
7/15/2007 (Insured: AMBAC) (ETM)*	Aaa/AAA	1,820,000		2,032,285
Iowa			(2.10%)
Ankeny Community School District Sales & Services Tax Revenue, 5.00% due 7/1/2010	NR/A+	2,900,000		3,083,628
Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put 12/1/2005 (Des
Moines Parking Associates Project; LOC: Wells Fargo Bank)	NR/NR	3,515,000		3,520,519
Iowa Finance Authority Commercial Development Revenue Refunding, 5.75% due 4/1/2014
put 4/1/2010 (Governor Square Project; Insured: AXA)	NR/AA	6,650,000		6,992,142
Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007 (Iowa Health
Services Project)	A1/NR	435,000		470,618
Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009 (Iowa Health
Services Project)	A1/NR	1,765,000		1,965,680
Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010 (Iowa Health
Services Project)	A1/NR	1,955,000		2,194,507
Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011 (Iowa Health
Services Project; Insured: AMBAC)	Aaa/AAA	3,145,000		3,518,595
Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due 12/1/2007	Aa3/AA-	1,430,000		1,550,077
Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due 12/1/2010	Aa3/AA-	3,295,000		3,649,344
Iowa University of Science & Technology Revenue Refunding Series B, 5.20% due
7/1/2005 (Academic Building Project)	Aa3/A+	1,170,000		1,211,617
University of Iowa Facilities Corp. Revenue Series A, 4.875% due 6/1/2005	Aa2/AA-	390,000		401,318
Kansas			(0.60%)
Dodge Unified School District 443 Ford County, 8.25% due 9/1/2006 (Insured: FSA)	Aaa/AAA	500,000		562,170
La Cygne Environmental Improvement Refunding, 3.90% due 3/1/2015 put 8/31/2004
(Kansas City Power & Light Co. Project)	VMIG2/A-2	6,000,000		6,021,720
Wichita Water & Sewer Utility Revenue, 5.50% due 10/1/2011 (Insured: FGIC)	Aaa/AAA	1,160,000		1,246,420
Kentucky			(1.40%)
Campbell & Kenton Counties Sanitation District 1 Revenue, 6.50% due 8/1/2005 (ETM)*	Aaa/AAA	275,000		278,839
Kentucky Economic Development Finance Authority Refunding & Improvement Series A,
5.00% due 2/1/2009 (Ashland Hospital; Insured: FSA)	Aaa/AAA	1,580,000		1,695,008
Kentucky Economic Development Finance Authority Refunding & Improvement Series A,
5.00% due 2/1/2010 (Ashland Hospital; Insured: FSA)	Aaa/AAA	1,000,000		1,074,430
Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2009 converts
to 5.35% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)	Aaa/AAA	7,400,000		7,588,848
Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2010 converts
to 5.40% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)	Aaa/AAA	7,830,000		8,074,453
Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due 7/1/2006
(Insured: FGIC)	Aaa/AAA	505,000		462,120
Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*	Aaa/AAA	150,000		162,068
Louisiana			(2.80%)
Jefferson Parish Hospital District 2, 5.25% due 12/1/2015 crossover-refunded
12/1/2005 (Insured: FGIC)	Aaa/AAA	4,125,000		4,292,722
Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due
12/1/2006 (Insured: AMBAC)	Aaa/AAA	1,440,000		1,537,978
Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due
12/1/2007 (Insured: AMBAC)	Aaa/AAA	1,515,000		1,637,412
Louisiana Local Govt. Environmental Facilities & Community Dev. Auth. Multi Family
Revenue Series A, 5.00% due 9/1/2012 (Bellemont Apartments Project)	Baa1/NR	1,000,000		975,710
Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25% due 9/1/2004
(Loop LLC Project)	A3/A	1,000,000		1,007,920
Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care Center Project;
Guaranty: Archdiocese of New Orleans)	NR/NR	2,255,000		2,326,732
Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008 (Loyola
University Project)	A1/A+	1,000,000		1,100,580
Louisiana Public Facilities Authority Revenue Refunding, 5.50% due 10/1/2006
(Loyola University Project)	A1/A+	1,280,000		1,365,594
Louisiana State Correctional Facility Lease, 5.00% due 12/15/2008 (Insured: Radian)	NR/AA	7,135,000		7,594,993
Louisiana State Offshore Term Refunding Series D, 4.00% due 9/1/2023 put 9/1/2008
(Loop LLC Project)	A3/A-1	5,000,000		5,059,750
Louisiana State Offshore Terminal Authority Deepwater Port Revenue, 4.375% due
10/1/2020 put 6/1/2007 (Loop LLC Project)	A3/A-1	2,350,000		2,431,169
Louisiana State Refunding Series A, 7.75% due 8/1/2006 (Insured: MBIA)	Aaa/AAA	1,250,000		1,388,575
New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		947,970
Orleans Parish School Board, 0% due 2/1/2008 (ETM)*	Aaa/AAA	5,050,000		4,229,880
St. Charles Parish Pollution Control Revenue Variable Refunding Series A, 4.90% due
6/1/2030 put 6/1/2005 (Entergy Louisiana Inc. Project)	Baa3/BBB-	3,000,000		3,047,640
Maine			(0.10%)
Regional Waste Systems Inc. Solid Waste Resources Recovery Revenue Series P, 6.25%
due 7/1/2010 (Insured: FSA)	Aaa/AAA	1,000,000		1,063,150
Maryland			(0.50%)
Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)	Aaa/AAA	580,000		684,058
Baltimore Public Improvement Series A, 7.00% due 10/15/2006 (Insured: MBIA)	Aaa/AAA	2,050,000		2,263,876
Howard County Retirement Community Revenue Series A, 7.25% due 5/15/2015
pre-refunded 5/15/2010	NR/AAA	1,000,000		1,203,590
Howard County Retirement Community Revenue Series A, 7.875% due 5/15/2021
pre-refunded 5/15/2010	NR/AAA	2,500,000		3,086,775
Massachusetts			(1.70%)
Boston Economic Development & Industrial Corp., 5.15% due 7/1/2025 put 7/1/2005
(LOC: Fleet National Bank)	Aa3/NR	2,000,000		2,053,240
Massachusetts Development Finance Agency Resource Recovery Revenue Series A, 5.50%
due 1/1/2011 (Insured: MBIA)	Aaa/AAA	3,470,000		3,815,438
Massachusetts Industrial Finance Agency Pollution Control Revenue Refunding, 5.875%
due 8/1/2008 (Eastern Edison Co. Project)	A2/A	1,000,000		1,023,260
Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018 pre-refunded
2/15/2006 @ 102 (Glenmeadow Retirement Project)	NR/NR	1,000,000		1,110,980
Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue, 5.00%
due 7/1/2005 (Stony Brook Intermediate Project A; Insured: MBIA)	Aaa/AAA	900,000		929,592
Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue Number
1-Series A, 5.00% due 7/1/2007 (Nuclear Mix Project; Insured: MBIA)	Aaa/AAA	4,000,000		4,260,080
Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue Series
A, 5.00% due 7/1/2005 (Stony Brook Peaking Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,032,880
Massachusetts State Health & Education Facility, Daughters of Charity, Series D,
5.50% due 7/1/2004 (ETM)*	Aaa/AA+	515,000		515,062
Massachusetts State Health & Educational Series H, 5.375% due 5/15/2012 (New
England Medical Center Hospital Project; Insured: FGIC)	Aaa/AAA	3,415,000		3,737,820
Massachusetts State Refunding Series A, 5.375% due 8/1/2008	Aa2/AA-	1,000,000		1,086,490
Massachusetts State Refunding Series A, 6.00% due 11/1/2008	Aa2/AA-	1,000,000		1,112,300
Massachusetts State Refunding Series A, 5.50% due 1/1/2010	Aa2/AA-	1,500,000		1,649,760
Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)	Aaa/AAA	1,500,000		1,635,975
Michigan			(2.80%)
Dearborn Economic Development Corp. Oakwood Obligation Group Series A, 5.75% due
11/15/2015 (Insured: FGIC)	Aaa/AAA	2,450,000		2,595,971
Detroit Convention Facility, 5.25% due 9/30/2007	NR/A	1,000,000		1,065,330
Detroit Michigan Series A, 6.00% due 4/1/2007 (Insured: FGIC) (ETM)*	Aaa/AAA	1,405,000		1,533,782
Jackson County Hospital Finance Authority Hospital Revenue Series A, 5.00% due
6/1/2006 (W.A. Foote Memorial Hospital Project; Insured: AMBAC)	Aaa/NR	1,670,000		1,754,803
Kalamazoo Hospital Finance Authority Facility Revenue, 5.50% due 5/15/2005 (Bronson
Methodist Hospital Project; Insured: MBIA)	Aaa/NR	1,000,000		1,033,760
Lansing Building Authority, 6.00% due 6/1/2005 (Insured: AMBAC) (ETM)*	Aaa/AAA	1,000,000		1,006,730
Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012 (Insured: FSA)	Aaa/AAA	2,000,000		2,104,440
Michigan Hospital Finance Authority Revenue, 4.80% due 11/1/2017 pre-refunded
7/1/2004 @100	Aaa/NR	2,260,000		2,285,538
Michigan Hospital Finance Authority Revenue Series A, 5.375% due 11/15/2033 put
11/15/2007 (Ascension Health Project)	Aa2/AA	10,000,000		10,730,600
Michigan Housing Development Authority Single Family Insured Mortgage Revenue
Series A, 5.00% due 4/1/2010 (Insured: FHA/VA Mtgs)	Aa1/AA+	655,000		655,478
Michigan State Building Authority Revenue Refunding Facilities Program Series I,
5.00% due 4/15/2005	Aa2/AA	1,500,000		1,540,500
Michigan State Building Authority Revenue Refunding Facilities Program Series I,
5.00% due 10/15/2007	Aaa/AAA	4,000,000		4,285,000
Michigan State Building Authority Revenue Refunding Facilities Program Series I,
5.00% due 10/15/2008	Aaa/AAA	4,000,000		4,312,880
Michigan State Job Development Authority Pollution Control Revenue, 5.55% due
4/1/2009 (General Motors Corp. Project; Guaranty: GM)	Baa1/BBB	1,000,000		1,001,160
Missouri State Health & Educational Facilities Authority Revenue Series A, 5.00%
due 6/1/2011	NR/AA-	1,000,000		1,062,810
Oakland County Economic Development Corp. Limited, 5.50% due 6/1/2014 (LOC: First
of America Bank-Central)	A1/NR	1,000,000		1,100,440
Oxford Area Community School District, 5.00% due 5/1/2012 (Guaranty: School Bond
Loan Fund)	Aa1/AA+	800,000		861,448
Minnesota			(1.20%)
Breckenridge Health Facilities Revenue Catholic Health Corp., 5.25% due 11/15/2013
(Insured: MBIA)	Aaa/AAA	1,000,000		1,022,750
Minneapolis Refunding Series B, 5.15% due 3/1/2009	Aa1/AAA	5,000,000		5,187,700
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2011 (Healthpartners
Obligation Group Project)	Baa1/BBB+	3,130,000		3,260,740
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2012 (Healthpartners
Obligation Group Project)	Baa1/BBB+	1,000,000		1,031,730
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2013 (Healthpartners
Obligation Group Project)	Baa1/BBB+	1,500,000		1,530,885
Osseo Independent School District 279 Crossover Refunding Series B, 5.00% due
2/1/2006	Aa2/NR	1,915,000		2,001,635
Southern Minnesota Municipal Power Agency Revenue Refunding Series A, 5.00% due
1/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,042,980
University of Minnesota Refunding Series A, 5.50% due 7/1/2006	Aa2/AA	1,450,000		1,543,539
Mississippi			(0.30%)
Gautier Utility District Systems Revenue Refunding, 5.50% due 3/1/2012 (Insured:
FGIC)	Aaa/NR	1,020,000		1,134,373
Hattiesburg Water & Sewer Revenue Refunding Systems, 5.20% due 8/1/2006 (Insured:
AMBAC)	Aaa/AAA	700,000		735,574
Mississippi Hospital Equipment & Facilities Authority Revenue, 6.50% due 5/1/2006
(Refunding Mississippi Baptist Medical Center; Insured: MBIA)	Aaa/AAA	1,000,000		1,053,730
Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007 (FNMA: Collateralized)	NR/A1+	930,000		952,729
Missouri			(0.60%)
Jackson County Public Building Corp. Leasehold Revenue Series 1996, 6.00% due
12/1/2004 (Capital Improvement Project; Insured: MBIA)	Aaa/AAA	425,000		433,139
Missouri Development Finance Board Healthcare Facilities Revenue Series A, 4.80%
due 11/1/2012 (Lutheran Home Aged Project; LOC: Commerce Bank)	A2/NR	1,275,000		1,292,710
Platte County Certificates of Participation, 5.00% due 9/1/2008	NR/AA-	1,530,000		1,638,049
Springfield Certificates of Participation, 5.20% due 6/1/2006 (Law Enforcement
Communication Project)	Aa3/NR	840,000		884,167
Springfield Certificates of Participation, 5.25% due 6/1/2007 (Law Enforcement
Communication Project)	Aa3/NR	840,000		897,187
St. Louis County Refunding, 5.00% due 8/15/2007 (Convention & Sports Facility
Project B 1)	Aaa/AAA	2,495,000		2,663,537
Montana			(1.10%)
Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032 put 12/30/2008
(Insured: AMBAC)	Aaa/AAA	11,440,000		12,173,304
Forsyth Pollution Control Revenue Refunding, 5.20% due 5/1/2033 put 5/1/2009
(Portland General Project)	Baa2/BBB+	2,500,000		2,597,275
Nebraska			(1.40%)
Lancaster County School District 1, 4.00% due 7/15/2007 (Lincoln Public School
Project)	Aa2/AAA	1,995,000		2,074,840
Madison County Hospital Authority Revenue 1, 5.25% due 7/1/2010 (Faith Regional
Health Services Project; Insured: Radian)	NR/AA	1,455,000		1,567,282
Madison County Hospital Authority Revenue 1, 5.50% due 7/1/2012 (Faith Regional
Health Services Project; Insured: Radian)	NR/AA	1,625,000		1,761,923
Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50% due
12/1/2025 put 12/1/2005 (Willow Park Apartments Project; Collateralized: FNMA)	NR/AAA	2,655,000		2,715,056
Nebraska Public Power District Revenue General Series A, 5.25% due 1/1/2007
(Insured: MBIA)	Aaa/AAA	1,400,000		1,491,434
Omaha Public Power District Nebraska Electric Revenue Refunding Systems B, 5.00%
due 2/1/2013	Aa2/AA	5,000,000		5,374,350
Omaha Public Power District Nebraska Electric Revenue Series A, 7.50% due 2/1/2006
(ETM)*	NR/AA	2,095,000		2,207,962
University of Nebraska Facilities Corp., 5.00% due 7/15/2008	Aa2/AA-	1,500,000		1,612,125
Nevada			(1.60%)
Colorado River Commission Power Delivery A, 7.00% due 9/15/2008	Aa2/AA	840,000		946,361
Humboldt County Pollution Control Revenue Refunding, 6.55% due 10/1/2013 (Sierra
Pacific Project; Insured: AMBAC)	Aaa/AAA	5,000,000		5,213,500
Las Vegas Special Refunding Local Improvement District 707 Series A, 5.125% due
6/1/2011 (Insured: FSA)	Aaa/AAA	1,770,000		1,899,670
Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due 4/1/2008
(Collateralized: FNMA)	NR/AAA	1,470,000		1,498,445
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.75% due
1/15/2009 (Insured: Radian)	NR/AA	1,000,000		1,088,540
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.75% due
1/15/2010 (Insured: Radian)	NR/AA	1,000,000		1,092,300
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.75% due
1/15/2011(Insured: Radian)	NR/AA	1,285,000		1,398,671
Washoe County Hospital Facility Revenue Series 1993 A, 6.00% due 6/1/2015 (Washoe
Medical Center Project)	A3/A-	5,000,000		5,049,950
Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)	Aaa/AAA	3,500,000		3,820,775
New Hampshire			(0.30%)
New Hampshire General Obligation, 0% due 7/1/2004	Aa2/AA	500,000		499,980
New Hampshire Industrial Development Authority Revenue, 5.50% due 12/1/2009 put
12/1/2004 (Central Vermont Public Services Project; LOC: Citizens Bank)	NR/AA-	2,485,000		2,512,161
New Hampshire Municipal Bond Bank Refunding Series A-2, 4.60% due 7/15/2004
(Insured: MBIA)	Aaa/AAA	1,650,000		1,652,129
New Jersey			(1.60%)
New Jersey State Transport Trust Fund Authority Series C, 5.00% due 6/15/2007
(Transportation Systems Project)	Aa3/AA-	3,000,000		3,192,150
New Jersey State Transport Trust Fund Authority Series C, 5.00% due 6/15/2008
(Transportation Systems Project)	Aa3/AA-	5,000,000		5,361,650
New Jersey State Transport Trust Fund Authority Series C, 5.00% due 6/15/2009
(Transportation Systems Project)	Aa3/AA-	5,000,000		5,382,250
New Jersey State Turnpike Authority Revenue Refunding Series A, 5.50% due 1/1/2006
(Insured: MBIA)	Aaa/AAA	3,015,000		3,166,323
Newark Housing Authority Port Authority Rental Backed, 3.50% due 1/1/2006 (Newark
Marine Terminal Redevelopment Project; Insured: MBIA)	Aaa/AAA	1,780,000		1,815,884
Newark Housing Authority Port Authority Rental Backed, 5.00% due 1/1/2007 (Newark
Marine Terminal Redevelopment Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,058,290
Newark Housing Authority Port Authority Rental Backed, 5.00% due 1/1/2010 (Newark
Marine Terminal Redevelopment Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,080,730
Pequannock River Basin Regional Sewage Authority Refunding Series M, 5.00% due
12/1/2006 (Sewer Revenue Project; Insured: MBIA)	Aaa/NR	1,515,000		1,576,191
New Mexico			(2.10%)
Albuquerque Airport Revenue Adjustment Refunding Subordinated, 1.05% due 7/1/2014
put 7/7/2004 (Insured: AMBAC) (weekly demand notes)	VMIG1/A-2	1,700,000		1,700,000
Albuquerque Joint Water & Sewage Systems Refunding Series A, 4.50% due 7/1/2004	Aa3/AA	1,685,000		1,685,152
Farmington Pollution Control Revenue, 1.06% due 9/1/2024 put 7/1/2004 (LOC:
Barclays Bank) (daily demand notes)	P1/A1+	5,000,000		5,000,000
New Mexico Highway Commission Revenue Subordinated Lien Tax Series B, 5.00% due
6/15/2011 (Insured: AMBAC)	Aaa/AAA	4,865,000		5,245,783
New Mexico State, 4.00% due 3/1/2005	Aa1/AA+	1,350,000		1,372,626
New Mexico State, 4.00% due 9/1/2005	Aa1/AA+	8,000,000		8,210,400
New Mexico State Refunding Series B, 5.00% due 9/1/2005	Aa1/AA+	1,000,000		1,037,830
New Mexico State Severance Tax, 5.00% due 7/1/2005	Aa2/AA	2,650,000		2,737,397
New Mexico State University Revenues Refunding & Improvement, 4.00% due 4/1/2006
(Insured: FSA)	Aaa/AAA	1,260,000		1,299,627
New York			(7.00%)
Brookhaven Industrial Development Agency Civic Facility Revenue, 4.375% due
11/1/2031 put 11/1/2006(Methodist Retirement Community Project; LOC: Northfork
Bank)	A2/A-	1,625,000		1,664,406
Hempstead Town Industrial Development Agency Refunding, 5.00% due 12/1/2008
(American Fuel Co. Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,060,590
Hempstead Town Industrial Development Agency Resources Recovery Revenue Refunding,
5.00% due 12/1/2007 (American Ref-Fuel Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,068,210
Long Island Power Authority Electric Systems Revenue General Series A, 6.00% due
12/1/2007 (Insured: AMBAC)	Aaa/AAA	1,500,000		1,651,575
Long Island Power Authority General Series B, 5.00% due 12/1/2006	Baa1/A-	7,000,000		7,379,540
Metropolitan Transportation Authority New York Revenue Series B, 5.00% due
11/15/2007	A2/A	8,000,000		8,491,920
Metropolitan Transportation Authority New York Service Series B, 5.25% due 7/1/2007	A3/AA-	4,535,000		4,856,894
Monroe County Industrial Development Agency, 5.375% due 6/1/2007 (St. John Fisher
College Project; Insured: Radian)	NR/AA	1,050,000		1,123,616
New York City Housing Development Corp. Multi Family Housing Revenue Refunding
Series A, 5.50% due 11/1/2009	Aa2/AA	710,000		724,236
New York City Industrial Development Agency Civic Facility, 5.25% due 6/1/2011
(Lycee Francais De New York Project Series A; Insured: ACA)	NR/A	2,215,000		2,311,153
New York City Industrial Development Agency Civic Facility, 5.25% due 6/1/2012
(Lycee Francais De New York Project Series A; Insured: ACA)	NR/A	2,330,000		2,424,295
New York City Refunding Series H, 1.03% due 8/1/2021 put 7/1/2004 (Insured: FSA)
(daily demand notes)	VMIG1/A1+	1,400,000		1,400,000
New York City Transitional Refunding Future Tax Secured Series A, 4.50% due
11/1/2004	Aa2/AA+	1,500,000		1,515,585
New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley Physicians
Project; Insured: Connie Lee)	NR/AAA	1,040,000		1,136,782
New York Dormitory Authority Revenues, 6.00% due 9/1/2008 pre-refunded 9/1/2005
(Norton Healthcare Project)	NR/AA	1,645,000		1,672,471
New York Dormitory Authority Revenues Mental Health Services Facilities Improvement
B, 5.00% due 8/15/2010 (Insured: MBIA)	Aaa/AAA	1,600,000		1,733,328
New York Dormitory Authority Revenues Series B, 5.25% due 11/15/2026 put 5/15/2012
(Insured: AMBAC)	Aaa/AAA	4,000,000		4,291,440
New York Medical Care Facilities Finance Agency Revenue, 6.40% due 11/1/2014
(Insured: FSA)	Aaa/AAA	560,000		562,106
New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)	Aaa/AAA	1,000,000		1,112,060
New York Series B, 1.06% due 8/15/2018 put 7/1/2004 (daily demand notes)	VMIG1/A1+	1,300,000		1,300,000
New York State Dormitory Authority Revenues, 5.875% due 7/1/2005 (Teresian House
Project; LOC: Fleet Bank)	Aa3/NR	1,000,000		1,039,400
New York State Dormitory Authority Revenues, 4.00% due 12/15/2005	NR/AA	15,100,000		15,549,074
New York State Dormitory Authority Revenues, 5.00% due 7/1/2007 (City University
Systems Project)	A3/AA-	3,500,000		3,713,010
New York State Dormitory Authority Revenues, 5.50% due 7/1/2012 (South Nassau
Community Hospital B Project)	Baa1/NR	1,820,000		1,958,902
New York State Dormitory Authority Revenues, 5.50% due 7/1/2013 (South Nassau
Community Hospital B Project)	Baa1/NR	1,500,000		1,604,880
New York State Dormitory Authority Revenues Refunding, 5.00% due 2/15/2010
(Hospital Wyckoff Heights Project; Insured: AMBAC)	Aaa/AAA	4,870,000		5,197,069
New York State Medical Care Facilities Finance Agency Revenue Bonds Series F, 6.20%
due 8/15/2015 pre-refunded 8/15/05 @102 (Insured: FHA)	Aa2/AA	1,175,000		1,256,992
New York State Urban Development Corp. Revenue Refunding Facilities A, 6.50% due
1/1/2011 (Correctional Capital Project; Insured: FSA)	Aaa/AAA	2,500,000		2,912,275
New York Thruway Authority General Revenue Special Obligation, 0% due 1/1/2006	NR/A-	1,320,000		1,268,045
New York Urban Development Corp. Revenue University Facilities Grants, 6.00% due
1/1/2006	A3/AA-	255,000		269,053
New York Urban Development Corp. Series 7, 6.00% due 1/1/2006	A3/AA-	3,425,000		3,613,752
Oneida County Industrial Development Agency Series C, 6.00% due 1/1/2009 (Civic
Facility Faxton Hospital Project; Insured: Radian)	NR/AA	710,000		785,537
Tobacco Settlement Financing Corp. Asset Backed Series B 1C, 5.25% due 6/1/2013	NR/AA-	2,000,000		2,080,220
Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C, 5.00%
due 6/1/2012 (Secured: State Contingency Contract)	NR/AA-	2,000,000		2,067,200
Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C, 5.25%
due 6/1/2012 (Secured: State Contingency Contract)	NR/AA-	1,000,000		1,038,220
Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series B-1C, 5.25%
due 6/1/2013 (Insured: XLCA)	Aaa/AAA	2,000,000		2,095,700
Yonkers New York Series B, 4.00% due 10/15/2009 (Insured: FSA)	Aaa/AAA	2,055,000		2,115,376
North Carolina			(2.50%)
Cabarrus County Certificates of Participation Installment Financing Contract, 4.50%
due 2/1/2007	Aaa/AAA	1,100,000		1,152,096
Charlotte Certificates of Participation Series B, 5.00% due 6/1/2006 (FY Project)	Aa1/AA+	1,000,000		1,051,170
Gastonia Housing Corp. First Lien Rev Series A, 5.75% due 7/1/2004 (Golfview
Village Square Apartment Project)	NR/A-	70,000		70,000
Macon County Certificates of Participation, 4.00% due 6/1/2007 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,035,840
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
Series A, 5.00% due 4/1/2007 (Johnson & Wales University Project; Insured: XLCA)	Aaa/AAA	925,000		981,037
North Carolina Eastern Municipal Power Agency Power Systems Revenue, 6.125% due
1/1/2009 (Insured: MBIA)	Aaa/AAA	2,860,000		3,201,856
North Carolina Eastern Municipal Power Agency Power Systems Revenue Refunding
Series D, 5.375% due 1/1/2011	Baa2/BBB	3,000,000		3,189,990
North Carolina Eastern Municipal Power Agency Power Systems Revenue Series C, 5.25%
due 1/1/2012	Baa2/BBB	650,000		684,983
North Carolina Eastern Municipal Power Agency Power Systems Series A, 5.50% due
1/1/2012	Baa2/BBB	1,000,000		1,069,650
North Carolina Eastern Municipal Power Agency Power Systems Series C, 5.25% due
1/1/2013	Baa2/BBB	1,055,000		1,108,109
North Carolina Medical Care Commission, 5.00% due 6/1/2006 (Rex Healthcare Project;
Insured: AMBAC)	Aaa/AAA	1,350,000		1,421,428
North Carolina Municipal Power Agency 1 Catawba Electric Revenue, 6.00% due
1/1/2010 (Insured: MBIA)	Aaa/AAA	2,400,000		2,704,344
North Carolina Municipal Power Agency 1 Catawba Electric Revenue Series A, 5.50%
due 1/1/2013	Baa1/BBB+	2,505,000		2,702,394
North Carolina Municipal Power Agency 1 Catawba Electric Revenue Series B, 6.375%
due 1/1/2013	Baa1/BBB+	1,000,000		1,112,270
North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007 (Insured: MBIA)	Aaa/AAA	3,400,000		3,678,358
North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008 (Insured: MBIA)	Aaa/AAA	3,900,000		4,290,390
North Carolina State Certificates of Participation Series B, 5.00% due 6/1/2009
(Repair & Renovation Project)	Aa2/AA+	2,000,000		2,155,060
Raleigh Durham Airport Authority Airport Revenue Series A, 5.50% due 11/1/2006
(Insured: FGIC)	Aaa/NR	2,000,000		2,140,860
University of North Carolina Systems Pool Revenue Refunding Series B, 5.00% due
4/1/2012 (Insured: AMBAC)	Aaa/AAA	1,030,000		1,120,197
North Dakota			(0.10%)
Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due 8/15/2005
(Altru Health System Project; Insured: MBIA)	Aaa/AAA	910,000		954,581
Ohio			(2.50%)
Bellefontaine Hospital Revenue Refunding, 6.00% due 12/1/2013 (Mary Rutan Health
Associates Project)	NR/BBB+	2,205,000		2,254,635
Cleveland Cuyahoga County Port Authority Revenue, 6.00% due 11/15/2010	NR/NR	3,995,000		4,236,857
Cuyahoga County Hospital Revenue Refunding Series A, 4.75% due 2/15/2008
(Metrohealth Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,061,240
Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due 1/15/2006
(University Hospital Health Systems Project)	Baa1/A	2,255,000		2,375,259
Hudson City Library Improvement, 6.35% due 12/1/2011	Aa1/NR	1,400,000		1,620,822
Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011	Aa2/NR	520,000		553,654
Lorain County Hospital Revenue Refunding Catholic Healthcare Partners B, 6.00% due
9/1/2008 (Insured: MBIA)	Aaa/AAA	1,200,000		1,318,428
Mahoning Valley District Water Refunding, 5.85% due 11/15/2008 (Insured: FSA)	Aaa/AAA	1,300,000		1,447,810
Mahoning Valley District Water Refunding, 5.90% due 11/15/2009 (Insured: FSA)	Aaa/AAA	770,000		867,467
Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health Initiatives
Project)	Aa2/AA	2,250,000		2,477,723
Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health Initiatives
Project)	Aa2/AA	2,385,000		2,640,457
Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health Initiatives
Project)	Aa2/AA	1,530,000		1,706,195
Montgomery County Solid Waste Revenue, 6.00% due 11/1/2005 (Insured: MBIA)	Aaa/AAA	1,000,000		1,055,120
Ohio State Building Authority Refunding Adult Corrections Facilities, 5.00% due
10/1/2006 (Insured: FSA)	Aaa/AAA	2,000,000		2,119,180
Ohio State Highway Capital Improvement Series C, 5.00% due 5/1/2006	Aa1/AAA	1,000,000		1,051,750
Ohio State Unlimited Tax General Obligation Series A, 5.75% due 6/15/2010	Aa1/AA+	5,000,000		5,587,250
Plain Local School District Capital Appreciation, 0% due 12/1/2006 (Insured: FGIC)	Aaa/NR	680,000		638,996
Plain Local School District Capital Appreciation, 0% due 12/1/2007 (Insured: FGIC)	Aaa/NR	845,000		762,680
Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary’s Educational Institute
Project; Insured: Radian)	NR/AA	975,000		1,076,244
Oklahoma			(2.30%)
Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2006 (Insured:
FSA)	Aaa/NR	1,235,000		1,323,500
Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2007 (Insured:
FSA)	Aaa/NR	1,340,000		1,468,439
Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010 (Insured: MBIA)	Aaa/NR	660,000		708,965
Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A,
5.75% due 8/15/2007 (Insured: MBIA)	Aaa/AAA	2,380,000		2,589,416
Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A,
6.00% due 8/15/2010 (Insured: MBIA)	Aaa/AAA	2,340,000		2,613,663
Oklahoma Development Finance Authority Health Facilities Revenue, 5.75% due
6/1/2011 (Insured: AMBAC)	Aaa/AAA	740,000		827,054
Oklahoma Development Finance Authority Hospital Revenue Refunding, 5.00% due
10/1/2012 (Unity Health Center Project)	NR/BBB+	1,070,000		1,089,474
Oklahoma Development Finance Authority Hospital Revenue Series A, 5.25% due
12/1/2011 (Duncan Regional Hospital Project)	NR/A-	1,215,000		1,294,048
Oklahoma Development Finance Authority Hospital Revenue Series A, 5.25% due
12/1/2012 (Duncan Regional Hospital Project)	NR/A-	1,330,000		1,404,267
Oklahoma Development Finance Authority Hospital Revenue Series A, 5.25% due
12/1/2013 (Duncan Regional Hospital Project)	NR/A-	1,250,000		1,306,338
Oklahoma Housing Development Authority Revenue Lease Purchase Program Series A,
5.10% due 11/1/2005	Aa3/NR	5,000,000		5,200,450
Oklahoma State Industrial Authority Revenue Refunding Integris Health System, 5.50%
due 8/15/2005 (Insured: MBIA)	Aaa/AAA	1,000,000		1,041,480
Tulsa County Independent School Building, 4.00% due 6/1/2008	Aa3/NR	2,750,000		2,850,622
Tulsa County Independent School District, 4.50% due 8/1/2006	Aa3/A+	2,650,000		2,770,575
Tulsa County Industrial Authority Capital Series B, 4.00% due 5/15/2005	NR/AA	1,500,000		1,531,155
Tulsa County Industrial Authority Capital Series B, 4.00% due 5/15/2006	NR/AA	2,000,000		2,065,180
Tulsa Metropolitan Utility Authority Water Series A, 5.60% due 11/1/2004	NR/AA	1,000,000		1,013,870
Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding
Series 1994, 5.45% due 11/1/2004 (Ogden Martin Systems of Tulsa Project; Insured:
AMBAC)	Aaa/AAA	750,000		759,660
Oregon			(0.50%)
Clackamas County Hospital Facility Authority Revenue Refunding, 5.00% due 5/1/2008
(Legacy Health Systems Project)	Aa3/AA	4,000,000		4,259,760
Medford Hospital Facilities Authority Revenue Series A, 5.25% due 8/15/2006 (Asante
Health Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,060,730
Salem Hospital Facility Authority Revenue, 5.25% due 8/15/2014 (Salem Hospital
Project)	NR/AA-	1,000,000		1,022,510
Salem Oregon Water & Sewer Revenue, 6.00% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	750,000		779,887
Pennsylvania			(2.60%)
Allegheny County Hospital Development Health Series B, 6.30% due 5/1/2009 (South
Hills Health System Project)	Baa1/NR	1,505,000		1,560,805
Allegheny County Hospital Development Refunding, 4.40% due 11/1/2005 (Health Center
UPMC Health Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,033,200
Allegheny County Ind. Development Authority Health & Housing Facilities Revenue
Refunding Series B, 1.14% due 7/1/2029 put 7/1/2004 (Longwood Project; Insured:
Radian) (daily demand notes)	NR/A1+	4,700,000		4,700,000
Central Bucks School District Refunding, 5.50% due 11/15/2009 (State Aid
Withholding)	A1/NR	1,325,000		1,385,341
Delaware County Pennsylvania Authority Revenue, 5.50% due 11/15/2007 (Insured:
AMBAC)	Aaa/AAA	1,000,000		1,081,480
Delaware County Pollution Control Refunding Series A, 5.20% due 4/1/2021 put
10/1/2004 (Peco Energy Co. Project)	A3/BBB+	4,250,000		4,280,557
Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009	Aa3/AA-	1,000,000		1,081,860
Manheim Township School Authority School Revenue Series 1978, 6.625% due 12/1/2007
pre-refunded 12/1/2005	NR/AAA	1,605,000		1,703,451
Montgomery County Higher Education & Health Authority, 6.25% due 7/1/2006	Baa3/NR	730,000		754,842
Montgomery County Higher Education & Health Authority, 6.375% due 7/1/2007	Baa3/NR	550,000		574,816
Montgomery County Industrial Development Authority Pollution Control Revenue Series
A, 5.20% due 10/1/2030 put 10/1/2004 (Peco Energy Co. Project)	A2/BBB+	2,000,000		2,014,380
Pennsylvania Higher Educational Facilities Authority Health Services Revenue, 5.50%
due 1/1/2009 (University of Pennsylvania Health Systems Project)	A3/A	1,500,000		1,556,445
Pennsylvania Higher Educational Facility Series A, 6.00% due 1/1/2005 (University
of Pennsylvania Health Systems Project)	A3/A	750,000		766,155
Pennsylvania State Higher Educational Facilities Authority, 7.00% due 1/1/2009
(University of Pennsylvania Project)	A3/A	4,500,000		4,606,290
Pennsylvania State Higher Educational Facilities Authority Revenue, 4.00% due
11/1/2032 put 11/1/2005 (LOC: Allied Irish Banks PLC)	VMIG1/NR	1,500,000		1,541,670
Pennsylvania State Second Series, 5.25% due 10/1/2008	Aa2/AA	900,000		980,622
Philadelphia Hospital & Higher Education Facilities Authority Revenue, 5.50% due
5/15/2006 (Jefferson Health Systems Project)	Aa3/AA-	1,000,000		1,050,920
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due 7/1/2008
(Latrobe Area Hospital Project; Insured: AMBAC)	Aaa/AAA	1,255,000		1,344,607
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due 7/1/2009
(Latrobe Area Hospital Project; Insured: AMBAC)	Aaa/AAA	1,320,000		1,417,033
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due 7/1/2011
(Latrobe Area Hospital Project; Insured: AMBAC)	Aaa/AAA	1,400,000		1,522,892
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due 7/1/2012
(Latrobe Area Hospital Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,087,020
Rhode Island			(2.00%)
Providence Public Building Authority Refunding Series B, 5.75% due 12/15/2007
(Insured: FSA)	Aaa/AAA	1,075,000		1,177,415
Providence Public Building Authority School Project Series B, 5.00% due 12/15/2005
(Insured: MBIA)	Aaa/AAA	1,000,000		1,044,310
Providence Public Building Authority School Project Series B, 4.00% due 12/15/2006
(Insured: MBIA)	Aaa/AAA	1,000,000		1,037,500
Providence Public Building Authority School Project Series B, 4.00% due 12/15/2007
(Insured: MBIA)	Aaa/AAA	1,000,000		1,038,010
Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)	Aaa/AAA	1,880,000		2,096,313
Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due 10/1/2005 (State
Public Projects; Insured: AMBAC)	Aaa/AAA	4,455,000		4,632,398
Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due 10/1/2006 (State
Public Projects; Insured: AMBAC)	Aaa/AAA	10,085,000		10,679,107
Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010 (Providence
Place Mall Project; Insured: Radian)	NR/AA	2,075,000		2,289,182
Rhode Island State Health & Education Building, 4.50% due 9/1/2009 (Butler Hospital
Project; LOC: Fleet National Bank)	NR/AA-	1,960,000		2,042,065
Rhode Island State Health & Educational Building Corp. Revenue Hospital Financing,
5.25% due 7/1/2014 (Memorial Hospital Project; LOC: Fleet Bank)	NR/A+	1,565,000		1,632,843
South Carolina			(1.60%)
Charleston County Certificates of Participation, 6.00% due 12/1/2007 (Insured:
MBIA)	Aaa/AAA	2,050,000		2,261,949
Charleston County Certificates of Participation Refunding, 5.00% due 6/1/2007
(Charleston Public Facilities Corp. Project; Insured: MBIA)	Aaa/AAA	1,350,000		1,433,687
Kershaw County School District Series B, 4.60% due 3/1/2007	Aa1/AA+	1,445,000		1,498,971
Medical University of South Carolina Hospital Facilities Revenue, 5.50% due
7/1/2005 (ETM)*	Baa2/NR	1,000,000		1,037,320
Piedmont Municipal Power Agency Electric Revenue, 6.375% due 1/1/2006 (Insured:
FGIC)	Aaa/AAA	945,000		1,001,880
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue
Improvement, 7.125% due 12/15/2015 pre-refunded 12/15/2010 (Palmetto Health
Alliance Project)	Baa2/BBB	1,250,000		1,508,350
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue
Improvement Series A, 7.375% due 12/15/2021 pre-refunded 12/15/2010 (Palmetto
Health Alliance Project)	Baa2/BBB	2,600,000		3,174,314
South Carolina State Public Service Authority Refunding Series A, 6.50% due
1/1/2008 (Insured: MBIA)	Aaa/AAA	3,530,000		3,814,341
South Carolina State Public Service Authority Revenue Refunding Series D, 5.00% due
1/1/2006	Aa2/AA-	2,000,000		2,084,140
South Carolina State Public Service Authority Revenue Refunding Series D, 5.00% due
1/1/2007	Aa2/AA-	2,315,000		2,448,205
York County Refunding, 5.00% due 6/1/2006 (Insured: FSA)	Aaa/AAA	1,720,000		1,811,659
South Dakota			(0.40%)
South Dakota Health & Educational Facilities Authority Revenue, 5.50% due 9/1/2011
(Rapid City Regional Hospital Project; Insured: MBIA)	Aaa/AAA	1,100,000		1,212,200
South Dakota State Building Authority Lease Revenue, 6.625% due 9/1/2012
pre-refunded 9/1/2004 @100 (Insured: AMBAC)	Aaa/AAA	2,235,000		2,254,824
South Dakota State Health & Educational Facilities Authority Revenue Refunding,
6.25% due 7/1/2009 (McKennan Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,126,180
South Dakota State Health & Educational Facilities Authority Revenue Refunding,
6.00% due 7/1/2014 (McKennan Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,084,310
Tennessee			(0.50%)
Clarksville Natural Gas Refunding, 5.00% due 11/1/2004	NR/BBB+	2,420,000		2,440,812
Franklin Industrial Development Multi Family Refunding Housing Series A, 5.75% due
4/1/2010 (Insured: FSA)	Aaa/AAA	770,000		805,335
Hamilton County Industrial Development Board, 5.75% due 9/1/2005 (Insured: FGIC)	Aaa/AAA	1,000,000		1,046,230
Knox County Health Educational & Housing Facilities Board Hospital Facilities
Revenue Refunding, 5.00% due 1/1/2006 (Insured: FSA)	Aaa/AAA	2,000,000		2,082,340
Shelby County Series A, 0% due 5/1/2011 pre-refunded 5/1/2005 @ 69.561	Aa2/AA+	1,050,000		720,458
Texas			(11.20%)
Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due 1/1/2011 (Baptist St
Anthony’s Hospital Corp. Project; Insured: FSA)	Aaa/NR	1,350,000		1,479,505
Austin Texas Refunding, 5.00% due 3/1/2011	Aa2/AA+	1,000,000		1,078,610
Austin Utility Systems Revenue Refunding Comb. Series A, 5.60% due 5/15/2007
(Insured: MBIA)	Aaa/AAA	1,000,000		1,013,170
Bell County Health Facilities Development Corp. Revenue Series A, 6.25% due
8/15/2010 (Scott & White Memorial Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,137,880
Bexar County Housing Finance Corp. Multi Family Housing Revenue, 5.00% due 1/1/2011
(Insured: MBIA)	Aaa/NR	1,800,000		1,884,330
Cedar Hill Independent School District Refunding, 0% due 8/15/2010 (Guaranty: PSF)	NR/AAA	1,250,000		959,137
Clint Independent School District Refunding, 5.50% due 2/15/2011 (Guaranty: PSF)	Aaa/AAA	1,700,000		1,884,042
Clint Independent School District Refunding, 5.50% due 2/15/2012 (Guaranty: PSF)	Aaa/AAA	1,425,000		1,566,075
Coppell Independent School District Refunding, 0% due 8/15/2007 (Guaranty: PSF)	NR/AAA	3,300,000		3,005,937
Corpus Christi Business & Job Development Corp. Sales Tax Revenue, 5.00% due
9/1/2012 (Refunding & Improvement Arena Project; Insured: AMBAC)	Aaa/AAA	1,025,000		1,105,637
Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005 (Insured:
FSA)	Aaa/AAA	2,000,000		2,078,440
Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006 (Insured:
FSA)	Aaa/AAA	4,070,000		4,334,061
Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008 (Insured:
FSA)	Aaa/AAA	2,000,000		2,188,080
Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009 (Insured:
FSA)	Aaa/AAA	4,780,000		5,271,432
Dallas Tax Increment Financing Reinvestment Zone 2, 5.75% due 8/15/2006 (Insured:
Radian)	NR/AA	450,000		479,452
Duncanville Independent School District Refunding Series B, 0% due 2/15/2011
(Guaranty: PSF)	Aaa/AAA	4,945,000		3,775,458
Duncanville Independent School District Refunding Series B, 0% due 2/15/2012
(Guaranty: PSF)	Aaa/AAA	1,245,000		899,824
Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due 2/15/2011	Aa2/AA	3,800,000		4,066,494
Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011 (Tarrant & Denton
County Project)	Aa2/AA	1,390,000		1,520,201
Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)	Aaa/AAA	2,005,000		2,093,842
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Refunding,
4.20% due 11/1/2006 (Occidental Project)	Baa2/BBB+	4,000,000		4,126,400
Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due 10/1/2010
(Bayport Area Systems Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,075,680
Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due 10/1/2011
(Bayport Area Systems Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,073,100
Harlingen Consolidated Independent School, 7.50% due 8/15/2009 (Guaranty: PSF)	Aaa/AAA	750,000		895,065
Harris County Health Facilities Development Corp. Hospital Revenue Refunding
Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems Project; Insured: MBIA)	Aaa/AAA	500,000		571,665
Harris County Health Facilities Development Corp. Thermal Utility Revenue, 5.45%
due 2/15/2011 (Insured: AMBAC)	Aaa/AAA	4,410,000		4,812,501
Harris County Health Facilities Hospital Series A, 6.00% due 6/1/2010 (Memorial
Hospital Systems Project; Insured: MBIA)	Aaa/AAA	600,000		674,772
Harris County Hospital District Mortgage Revenue, 7.40% due 2/15/2010 (Insured:
AMBAC) (ETM)*	Aaa/AAA	620,000		681,070
Harris County Hospital District Mortgage Revenue Unrefunded Balance Refunding,
7.40% due 2/15/2010 (Insured: AMBAC)	Aaa/AAA	930,000		1,052,025
Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2011 (Insured:
MBIA)	Aaa/AAA	10,000,000		11,070,600
Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2012 (Insured:
MBIA)	Aaa/AAA	2,000,000		2,202,980
Harris County Refunding Toll Road Senior Lien Series B-2, 5.00% due 8/15/2021 put
8/15/2009 @100 (Insured: FGIC)	Aaa/AAA	5,000,000		5,370,000
Harris County Sports Authority Revenue Senior Lien Series G, 0% due 11/15/2010
(Insured: MBIA)	Aaa/AAA	3,260,000		2,539,736
Irving Independent School District, 0% due 2/15/2005 (Guaranty: PSF)	Aaa/AAA	1,000,000		990,270
Irving Texas Hospital Authority Revenue Series B, 5.75% due 7/1/2005 (Irving
Healthcare Systems Project; Insured: FSA)	Aaa/AAA	500,000		519,895
Lewisville Combination Contract Revenue, 4.125% due 5/1/2031 put 11/1/2006 (Special
Assessment Castle Hills Project Number 3; LOC: Wells Fargo Bank)	NR/AA	1,000,000		1,040,230
Lower Colorado River Authority Revenue Refunding & Improvement, 8.00% due 5/15/2010
(Insured: FSA)	Aaa/AAA	750,000		926,250
Matagorda County Navigation District 1 Adjusted Refunding Central Power A, 2.15%
due 5/1/2030 put 11/1/2004	Baa2/BBB	3,000,000		2,998,770
Mesquite Independent School District Refunding, 0% due 8/15/2011 (Guaranty: PSF)	NR/AAA	3,065,000		2,257,894
Midlothian Independent School District Refunding, 0% due 2/15/2008 (Guaranty: PSF)	Aaa/NR	1,415,000		1,254,228
Midlothian Independent School District Refunding, 0% due 2/15/2009 (Guaranty: PSF)	Aaa/NR	1,200,000		1,016,292
Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010 (Insured: Radian)	Baa2/AA	700,000		774,725
Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011 (Insured: Radian)	Baa2/AA	740,000		822,665
New Caney Independent School District Refunding, 0% due 2/15/2005 (Guaranty: PSF)	Aaa/AAA	2,275,000		2,253,296
North Texas Thruway Authority Dallas North Thruway Systems Revenue Refunding Series
B, 5.00% due 1/1/2038 (Insured: AMBAC)	Aaa/AAA	5,000,000		5,330,800
Red River Education Finance Corp., 2.10% due 12/1/2034 put 12/1/2007 (Parish
Episcopal School Project; LOC: Allied Irish Banks PLC)	VMIG1/NR	2,500,000		2,407,875
Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012	Baa2/BBB-	6,000,000		6,460,800
San Antonio Hotel Occupancy Revenue Refunding Series B, 5.00% due 8/15/2034 put
8/1/2008	Aaa/AAA	3,000,000		3,189,360
Socorro Independent School District Series A, 5.75% due 2/15/2011 (Guaranty: PSF)	NR/AAA	1,970,000		2,138,809
Southlake Tax Increment Certificates of Obligation Series B, 0% due 2/15/2007
(Insured: AMBAC)	Aaa/AAA	965,000		870,690
Southlake Tax Increment Certificates of Obligation Series B, 0% due 2/15/2008
(Insured: AMBAC)	Aaa/AAA	1,120,000		963,290
Southlake Tax Increment Certificates of Obligation Series B, 0% due 2/15/2009
(Insured: AMBAC)	Aaa/AAA	1,275,000		1,032,151
Southlake Tax Increment Certificates of Obligation Series B, 0% due 2/15/2010
(Insured: AMBAC)	Aaa/AAA	1,440,000		1,092,960
Southwest Texas State University Revenues Refunding, 4.90% due 8/1/2004 (Insured:
AMBAC)	Aaa/AAA	1,145,000		1,148,366
Spring Branch Independent School District, 7.50% due 2/1/2011 (Guaranty: PSF)	Aaa/AAA	500,000		609,155
Tarrant County Health Facilities, 5.875% due 11/15/2007 (Adventist/Sunbelt Health
System Project)	A3/A	580,000		629,335
Tarrant County Health Facilities, 6.00% due 11/15/2009 (Adventist/Sunbelt Health
System Project)	A3/A	650,000		719,732
Tarrant County Health Facilities, 6.10% due 11/15/2011 (Adventist/Sunbelt Health
System Project)	A3/A	730,000		813,775
Tarrant County Health Facilities Development Corp., 5.75% due 2/15/2011 (Texas
Health Resources Project; Insured: MBIA)	Aaa/AAA	1,400,000		1,536,794
Tarrant County Health Facilities Development Corp. Health Systems Revenue Series A,
5.75% due 2/15/2008 (Texas Health Resources Systems Project; Insured: MBIA)	Aaa/AAA	3,000,000		3,273,180
Texarkana Health Facilities Development Corp. Hospital Revenue, 5.75% due 10/1/2008
(Insured: MBIA)	Aaa/AAA	1,000,000		1,100,170
Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012 (Insured: MBIA)	Aaa/AAA	2,000,000		2,098,740
Texas Affordable Housing Corp. Series A, 4.85% due 9/1/2012 (Insured: MBIA)	Aaa/AAA	1,945,000		2,041,025
Texas Public Finance Authority Building Revenue State Preservation Project Series
B, 6.00% due 8/1/2011 (Insured: FSA)	Aaa/AAA	1,000,000		1,114,390
Texas State Turnpike Authority Central Texas Turnpike Systems Rev. Bond
Anticipation Note 2nd Tier, 5.00% due 6/1/2008	Aa3/AA	7,000,000		7,505,050
Town Center Improvement District Texas Sales & Hotel Occupancy Tax, 5.00% due
3/1/2006 (Insured: FGIC)	Aaa/AAA	1,000,000		1,046,190
Travis County, 5.00% due 3/1/2007	Aaa/AAA	1,000,000		1,061,050
Travis County, 5.00% due 3/1/2010	Aaa/AAA	500,000		529,960
Travis County Health Development Corp. Series A, 5.75% due 11/15/2008 (Insured:
MBIA)	Aaa/AAA	2,300,000		2,535,106
Travis County Health Facilities Development Corp. Revenue Ascension Health Credit
Series A, 5.75% due 11/15/2007 (Insured: MBIA)	Aaa/AAA	1,000,000		1,092,140
Travis County Health Facilities Development Corp. Revenue Series A, 5.75% due
11/15/2009 (Insured: MBIA)	Aaa/AAA	3,750,000		4,155,150
Travis County Health Facilities Development Series A, 5.75% due 11/15/2010
(Ascension Health Project; Insured: MBIA)	Aaa/AAA	2,000,000		2,218,120
Washington County Health Facilities Development Corp. Revenue, 5.35% due 6/1/2009
(Insured: ACA)	NR/A	2,020,000		2,134,797
Utah			(1.10%)
Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006 (ETM)*	A1/A+	385,000		390,001
Intermountain Power Agency Power Supply Revenue Series A, 5.00% due 7/1/2012
(Insured: MBIA) (ETM)*	Aaa/AAA	4,355,000		4,367,369
Intermountain Power Agency Power Supply Revenue Series A, 5.50% due 7/1/2013 (ETM)*	A1/A+	4,000,000		4,053,080
Intermountain Power Agency Power Supply Revenue Series B, 0% due 7/1/2004 (ETM)*	A1/A+	630,000		629,975
Intermountain Power Agency Power Supply Revenue Series B, 0% due 7/1/2004	A1/A+	370,000		369,981
Intermountain Power Agency Utah Power Supply Series E, 6.25% due 7/1/2009 (Insured:
FSA)	Aaa/AAA	500,000		567,510
Salt Lake County Municipal Building, 5.50% due 10/1/2009	Aa1/AA+	1,500,000		1,658,640
Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured: AMBAC)	Aaa/AAA	675,000		717,248
Utah Board Regents Auxiliary Systems & Student Fee Revenue Refunding Series A,
5.00% due 5/1/2010	NR/AA	510,000		549,765
Utah State University Hospital Board of Regents Revenue, 5.50% due 8/1/2005
(Insured: AMBAC)	Aaa/AAA	500,000		520,220
Utah State University Hospital Board of Regents Revenue, 5.25% due 8/1/2008
(Insured: MBIA)	Aaa/AAA	1,000,000		1,077,750
Vermont			(0.10%)
Vermont Educational & Health Buildings Financing Agency Revenue, 6.00% due 9/1/2006
(Northwestern Medical Center Project)	NR/BBB	680,000		709,254
Virginia			(1.00%)
Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2007 (Insured:
AMBAC)	Aaa/AAA	1,010,000		1,105,263
Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2008 (Insured:
AMBAC)	Aaa/AAA	1,070,000		1,185,710
Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2009 (Insured:
AMBAC)	Aaa/AAA	1,130,000		1,263,611
Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2010 (Insured:
AMBAC)	Aaa/AAA	1,195,000		1,347,972
Chesterfield County Industrial Development, 5.50% due 10/1/2009 (Vepco Project)	A3/BBB+	1,500,000		1,579,275
Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007	Aa2/AA	530,000		533,843
Hampton Hospital Facilities Revenue Series A, 5.00% due 11/1/2005	Aa2/AA	500,000		519,860
Loudoun County Industrial Development Authority Series E, 1.06% due 2/15/2038 put
7/1/2004 (Howard Hughes Medical Center Project) (daily demand notes)	VMIG1/A1+	1,500,000		1,500,000
Norton Industrial Development Authority Hospital Revenue Refunding Improvement,
5.75% due 12/1/2012 (Norton Community Hospital Project; Insured: ACA)	NR/A	1,460,000		1,571,544
Suffolk Redevelopment Housing Authority Refunding, 4.85% due 7/1/2031 put 7/1/2011
(Windsor at Potomac Project; Collateralized: FNMA)	Aaa/NR	3,000,000		3,170,340
Washington			(6.00%)
Conservation & Renewable Energy Systems Revenue Refunding, 5.00% due 10/1/2007
(Washington Conservation Project)	Aaa/AA-	1,000,000		1,067,580
Energy Northwest Washington Electric Revenue Refunding Series A, 5.375% due
7/1/2013 (Project Number 1; Insured: FSA)	Aaa/AAA	2,000,000		2,181,700
Energy Northwest Washington Revenue Series A, 4.75% due 7/1/2007 (Wind Project)	A3/A-	1,675,000		1,725,987
Energy Northwest Washington Wind Project Revenue Series A, 4.95% due 7/1/2008	A3/A-	1,760,000		1,820,615
Energy Northwest Washington Wind Project Revenue Series B, 4.95% due 7/1/2008	A3/A-	705,000		729,280
Energy Northwest Washington Wind Project Revenue Series B, 5.20% due 7/1/2010	A3/A-	785,000		812,295
Grant County Priest Rapids Hydroelectric, 6.00% due 1/1/2006 (Insured: AMBAC)	Aaa/AAA	650,000		686,511
King County School District 414 Lake Washington Refunding, 3.00% due 12/1/2004	Aa1/AA	1,885,000		1,897,667
Lewis County Public Utility District Refunding, 5.00% due 10/1/2007	Aaa/AA-	1,880,000		2,007,652
Seattle Municipal Light & Power Revenue Refunding, 4.75% due 7/1/2007 (Insured:
FSA)	Aaa/AAA	1,000,000		1,058,750
Seattle Municipal Light & Power Revenue Refunding & Improvement, 5.00% due
11/1/2006 (Insured: FSA)	Aaa/AAA	5,000,000		5,298,050
Seattle Municipal Light & Power Revenue Refunding & Improvement, 5.00% due
11/1/2007 (Insured: FSA)	Aaa/AAA	10,000,000		10,697,700
Spokane County School District Number 354 Mead Refunding, 4.00% due 12/1/2007
(Insured: MBIA)	Aaa/NR	2,285,000		2,373,247
Spokane County School District Number 354 Mead Refunding, 4.00% due 12/1/2008
(Insured: MBIA)	Aaa/NR	1,375,000		1,424,156
Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,040,600
Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,056,150
Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,072,350
Spokane Washington Refunding, 5.00% due 12/15/2009	A2/BBB	2,150,000		2,248,384
Spokane Washington Refunding, 5.00% due 12/15/2010	A2/BBB	2,430,000		2,529,630
Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006 (Tacoma Public
Utilities Project)	Aaa/AA-	550,000		563,096
University of Washington Alumni Association Lease Revenue Refunding, 4.50% due
8/15/2004 (University of Washington Medical Center Project; Insured: MBIA)	Aaa/AAA	800,000		803,096
University of Washington Alumni Association Lease Revenue Refunding, 4.50% due
8/15/2005 (University of Washington Medical Center Project; Insured: MBIA)	Aaa/AAA	900,000		927,252
University of Washington Alumni Association Lease Revenue Refunding, 5.00% due
8/15/2006 (University of Washington Medical Center Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,054,500
University of Washington Alumni Association Lease Revenue Refunding, 5.00% due
8/15/2007 (University of Washington Medical Center Project; Insured: MBIA)	Aaa/AAA	1,100,000		1,172,270
Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence Services
Project; Insured: MBIA)	Aaa/AAA	1,500,000		1,643,475
Washington Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)	Aaa/AAA	900,000		988,794
Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011 (Insured:
FSA)	Aaa/AAA	2,500,000		2,664,725
Washington Public Power Supply System Refunding Revenue, 0% due 7/1/2008 (Nuclear
Project Number 3)	Aaa/AA-	1,140,000		992,951
Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006 (Insured:
MBIA)	Aaa/AAA	1,655,000		1,774,524
Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear Project Number
1; Insured: AMBAC)	Aaa/AAA	1,000,000		1,109,170
Washington Public Power Supply Systems Refunding Series B, 0% due 7/1/2004 (Nuclear
Project Number 3)	Aaa/AA-	3,445,000		3,444,862
Washington Public Power Supply Systems Revenue Refunding Series A, 6.00% due
7/1/2006 (Nuclear Project Number 2; Insured: AMBAC)	Aaa/AAA	1,810,000		1,940,718
Washington Public Power Supply Systems Revenue Refunding Series A, 5.10% due
7/1/2010 (Nuclear Project Number 2; Insured: FSA)	Aaa/AAA	1,000,000		1,072,850
Washington Public Power Supply Systems Revenue Refunding Series B, 0% due 7/1/2008
(Nuclear Project Number 3)	Aaa/AA-	830,000		722,938
Washington State Health Care Facilities Authority Revenue, 4.00% due 7/1/2005
(Overlake Hospital Medical Center Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,022,870
Washington State Motor Vehicle Fuel Tax Series B, 5.00% due 7/1/2007 (Insured:
FGIC)	Aaa/AAA	5,075,000		5,412,538
Washington State Public Power Supply Systems Nuclear Project Number 2 Revenue
Refunding Series A, 4.90% due 7/1/2005	Aaa/AA-	1,000,000		1,031,680
Washington State Public Power Supply Systems Revenue Refunding Series A, 6.00% due
7/1/2007 (Nuclear Project Number 1; Insured: AMBAC)	Aaa/AAA	5,000,000		5,406,150
Washington State Series A, 5.00% due 7/1/2008 (Insured: FGIC)	Aaa/AAA	6,810,000		7,317,481
West Virginia			(0.30%)
Harrison County Nursing Facility Revenue Refunding, 5.625% due 9/1/2010 (Salem
Health Care Corp. Project; LOC: Fleet Bank)	NR/NR	520,000		528,731
Marion County SFMR Series 1992, 7.75% due 7/10/2011	NR/NR	123,726		123,966
Pleasants County Pollution Control Revenue, 4.70% due 11/1/2007 (Monongahela Power
Co. Project; Insured: AMBAC)	Aaa/AAA	1,500,000		1,593,360
West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due
7/1/2005 (Insured: MBIA)	Aaa/AAA	2,000,000		2,075,860
Wisconsin			(1.20%)
Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens Illinois Waste
Project) (ETM)*	B1/BB+	1,500,000		1,736,115
Milwaukee Wisconsin, 5.00% due 3/15/2005	Aa2/AA	3,325,000		3,406,629
Wisconsin State Health & Educational Facilities, 5.00% due 8/15/2009 (Aurora Health
Care Inc. Project)	Aaa/AAA	2,835,000		3,006,262
Wisconsin State Health & Educational Facilities Authority, 5.90% due 8/15/2005
(Wheaton Franciscan Services Inc. Project; Insured: MBIA)	Aaa/AAA	800,000		836,624
Wisconsin State Health & Educational Facilities Authority Revenue, 6.00% due
8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)	Aaa/AAA	2,000,000		2,204,320
Wisconsin State Health & Educational Facilities Authority Revenue Series A, 4.00%
due 2/15/2006 (Gundersen Lutheran Hospital Project; Insured: FSA)	Aaa/AAA	1,000,000		1,025,730
Wisconsin State Health & Educational Facilities Authority Revenue Series A, 5.00%
due 2/15/2007 (Gundersen Lutheran Hospital Project; Insured: FSA)	Aaa/AAA	1,000,000		1,055,010
Wisconsin State Health & Educational Facilities Authority Revenue Series A, 5.00%
due 2/15/2009 (Gundersen Lutheran Hospital Project; Insured: FSA)	Aaa/AAA	1,860,000		1,985,066
Wisconsin State Health & Educational Series A, 5.00% due 2/15/2008 (Gundersen
Lutheran Hospital Project)	Aaa/AAA	1,250,000		1,327,925
Wyoming			(0.30%)
West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured: ACA)	NR/A	1,615,000		1,689,387
Wyoming Farm Loan Board Revenue, 0% due 4/1/2009	NR/AA-	2,500,000		2,088,500

TOTAL INVESTMENTS (100%) (Cost 1,346,607,618)				$ 1,377,591,952

† Credit ratings are unaudited
*Escrowed to maturity
See notes to financial statements

Report of independent Registered Public Accounting Firm
Thornburg Limited Term Municipal Fund

To the Board of Trustees and Shareholders of
Thornburg Limited Term Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund (formerly Thornburg Limited Term Municipal Fund – National Portfolio) a series of Thornburg Investment Trust (the “Fund”) at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
August 2, 2004

34

Index Comparisons
Thornburg Limited Term Municipal Fund                    June 30, 2004

Index Comparison
Compares performance of Limited Term Municipal Fund, the Lehman Brothers Five-Year Municipal Bond Index (the “Index”) and the Consumer Price Index (CPI) for the periods ended June 30, 2004. On June 30, 2004, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 3.9 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Maximum sales charge of the Fund’s Class A Shares is 1.50%. C shares include a 0.50% CDSC for the first year only. Performance data quoted represent the past and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For the most recent month-end performance information, visit www.thornburg.com.

The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

The Lehman Brothers Five-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. The approximate maturity of the municipal bonds in the index is five years.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

35

Trustees and officers
Thornburg Limited Term Municipal Fund                    June 30, 2004

Name, Address and Age (1)	Position(s) Held with Fund (2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee or Nominee for Trustee

Interested Trustees
Garrett Thornburg,
58

Brian J. McMahon,
48

Independent Trustees

David A. Ater,
59

David D. Chase,
63

Forrest S. Smith,
74

James W. Weyhrauch,
45

Officers of the Fund (who are not Trustees)(7)
Dawn B. Fischer,
57

Steven J. Bohlin,
45

George T. Strickland,
41

William V. Fries,
65

Leigh Moiola,
37

Kenneth Ziesenheim,
50

Alexander Motola,
34

Wendy Trevisani,
33

Joshua Gonze,
41

Brad Kinkelaar,
36

Kerry D. Lee,
37

Christopher Ihlefeld,
33

Leon Sandersfeld,
37

Sasha Wilcoxon,
29

Chairman
of Trustees (3)

Trustee,
President (5)

Trustee

Trustee

Trustee

Trustee

Secretary

Vice President,
Treasurer

 Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Trustee
Since
1987
(4)

Trustee
Since
2001;
President
Since 1997
(4)(6)

Trustee
since
1994
(4)

Trustee
since
2001
(4)

Trustee
since
1987
(4)

Trustee
since
1996
(4)

Secretary
Since 1987
(6)

Vice
President
Since 1987;
Treasurer
Since 1989
(6)

Vice
President
Since 1996
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 2003
(4)

Vice
President
Since 2003
(6)

Vice
President
Since 2003
(6)

CEO, Chairman and controlling
shareholder of Thornburg
Investment Management, Inc.
(investment advisor) and
Thornburg Securities Corporation
(securities dealer); Chairman of
Thornburg Limited Term Municipal
Fund, Inc. (registered investment
company) to 2004; CEO and Chairman
of Thornburg Mortgage, Inc. (real estate
investment trust); Chairman of
 Thornburg Mortgage Advisory
Corporation (investment manager to
Thornburg Mortgage, Inc.).

President and Managing Director
of Thornburg Investment
Management, Inc.; President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Principal in Ater & Ater
Associates, Santa Fe, NM
(developer, planner and
broker of residential and
commercial real estate); owner
developer and broker for
various real estate projects.

Chairman, President, CEO,
and General Partner of Vestor
Partners, LP, Santa Fe, NM
(private equity fund); Chairman
and CEO of Vestor Holdings,
Inc., Santa Fe, NM (merchant
bank).

Trust and estate attorney, of
counsel to Catron, Catron &
Pottow, Santa Fe, NM (law firm).

Executive Vice President and
Director to 2002, and since 2002;
CEO and Vice Chairman,
NambMills, Inc., Santa Fe,
NM (manufacturer).

Secretary and Managing Director,
Thornburg Investment Management,
Inc.; Secretary, Thornburg Limited Term
Municipal Fund, Inc. to 2004; Secretary,
Thornburg Securities Corporation;
Vice President, Daily Tax Free Income
Fund, Inc. (registered investment
company).

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President (and
Treasurer since 2003) of Thornburg
Limited Term Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. 1999-2004.

Managing Director of Thornburg
Investment Management, Inc.;
President of Thornburg Securities
Corporation; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Managing Director of Thornburg
Investment Management, Inc.
since 2000; Portfolio Manager,
Insight Capital Research &
Management, Inc., Walnut Creek,
California 1995-2000.

Associate of Thornburg
Investment Management, Inc. 1999
-2003, Vice President since 2000
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. 1999-2002;
Sales Representative, Solomon Smith
Barney 1996-1999.

Associate of Thornburg
Investment Management Inc. to
2004, Vice President since 1999
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Associate Portfolio Manager of
Thornburg Investment Management,
Inc. since 1999 and Vice President and
Managing Director since 2004; Equity
Investment Analyst, State Farm
Insurance Companies 1996-1999.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Limited Term
Municipal Fund, Inc., 2003-2004.

Associate of Thornburg Investment
Management, Inc. since 2002;
Senior Staff Accountant,
Farm Bureau Life Insurance Co.
1998-2002.

Associate of Thornburg Investment
Management, Inc. since 2000; and
Mutual Fund Support Service
			Department Manager since 2002.	Twelve Twelve Twelve Twelve Twelve Twelve N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A

Director of
 Thornburg Mortgage,
 Inc. (real estate
 investment trust)

 None

  Director of
  Thornburg
  Mortgage, Inc.
  (real estate
  investment trust)

  Director of
  Thornburg
  Limited Term
      Municipal Fund,
  Inc. 2001-2004

  None

  None

N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

(1)	Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)	The Fund is one of twelve separate investment "Funds" or
"series" of Thornburg Investment Trust (the "Trust"),
organized as a Massachusetts business trust. The Trust currently has twelve active Funds. Thornburg Investment Management, Inc. is the investment advisor to, and manages, the twelve funds of the Trust.
(3)	Mr. Thornburg is considered an "interested" Trustee under the
Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc., the investment advisor to the twelve active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares for the Trust.
(4)	Each Trustee serves in office until the election and qualification of a successor.
(5)	Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)	The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

The Statement of Additional Information for each Fund of the Trust includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-847-0200.

PORTFOLIO PROXY VOTING
Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended June 30, 2004, one hundred percent of dividends paid by the Fund are tax exempt dividends. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003.

SHAREHOLDER MEETING INFORMATION

A special meeting (the “Meeting”) of the shareholders of Thornburg Limited Term Municipal Fund – National Portfolio (the “National Portfolio,” which was, until June 21, 2004, a series of Thornburg Limited Term Municipal Fund, Inc. (the “Company”), and since June 21, 2004, a series of Thornburg Investment Trust) was held on April 28, 2004, as adjourned to May 21, 2004, at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501.

The shareholders of the National Portfolio approved at the Meeting an Agreement and Plan of Reorganization providing for the reorganization of the National Portfolio into a series or “Fund” of Thornburg Investment Trust called “Thornburg Limited Term Municipal Fund,” by the transfer of all of the assets of the National Portfolio to Thornburg Limited Term Municipal Fund, in exchange solely for voting shares of Thornburg Limited Term Municipal Fund, and for the distribution of those shares to the shareholders of the National Portfolio. See Note 1 in the notes to financial statements.

At the same meeting, the shareholders of Thornburg Limited Term Municipal Fund – California Portfolio (the “California Portfolio”), another series of the Company, approved an Agreement and Plan of Reorganization providing for the reorganization of the California Portfolio into Thornburg California Limited Term Municipal Fund, a series of Thornburg Investment Trust.

The voting results for the matters voted on are as follows:

Thornburg Limited Term Municipal Fund – National Portfolio

Shares Voted for	Shares Voted Against or Withheld	Shares Abstained	Broker Non-Vote	Shares Voted
56,080,363	1,214,687	2,316,178	-	59,611,228

Thornburg Limited Term Municipal Fund - I Shares

Annual Report
June 30, 2004

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg Limited Term Municipal Fund
ALL DATA AS OF 06/30/2004.

FUND FACTS: Thornburg Limited Term Municipal Fund
I Shares
Annualized Distribution Rate (at NAV)	3.14%
SEC Yield	2.42%
NAV	$ 13.68
Maximum Offering Price	$ 13.68
TOTAL RETURNS: (Annual Average)

One Year	0.80%
Three Years	4.32%
Five Years	4.84%
Since Inception	4.87%
Inception Date	7/5/	96

Minimum investments for the I-share class are higher than those for other classes. There is no up front sales charge for this class of shares.

Performance data quoted represent past performance and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For the most recent month-end performance information, visit www.thornburg.com.

The SEC yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

Letter to shareholders
Thornburg Limited Term Municipal Fund                                       July 14, 2004

Dear Fellow Shareholder:

I am pleased to present the annual report for the Thornburg Limited Term Municipal Fund. The net asset value of the I shares decreased by 33¢ to $13.68 during the year ended June 30, 2004. If you were with us for the entire period, you received dividends of 44.2¢ per share. If you reinvested dividends, you received 44.8¢ per share.

Over the last year, interest rates on high-quality municipal bonds have risen dramatically. Most of the change happened in April and May of this year. Usually, bond market participants take their cue, at least in part, from the Federal Reserve. In April and May of 2004, the bond market jumped the gun. In anticipation of a rising Fed Funds rate, investors sold bonds, which pushed up the yield on a 5-year Treasury note from a low of 2.64% on March 16th to 3.93% on June 30th. The municipal market followed suit. The yield on a 5-year AAA-rated municipal bond rose from a low of 2.09% to 3.16% at the quarter’s end.

The rise in rates caused bond prices to move down sharply, leading to the worst quarterly total return for bonds since 1994. Our strategy of laddering short and intermediate bonds helped diffuse some, but not all, of the downward price pressures. Thornburg Limited Term Municipal Fund A shares produced a total return of 0.47% for the year ended June 30, 2004. This compares favorably to the Lehman Brothers 5-year Municipal Bond Index, which posted a 0.24% return over the same time period. Your Fund’s out-performance was mostly due to its dispersion of maturities and its shorter duration relative to the index.

Your Thornburg Limited Term Municipal Fund is a laddered portfolio of over 660 municipal obligations from 49 states. Approximately 93% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund’s weighted average maturity is 3.9 years, and we normally keep it below 5 years. As you know, we “ladder” the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years.

When interest rates rise, virtually all bonds fall in value. However, as the bonds in a laddered portfolio approach maturity, they tend to recapture lost value. Meanwhile, cash from maturing bonds can be reinvested in a higher interest rate environment, raising the portfolio’s yield. In this way, a laddered portfolio should benefit from rising interest rates over time.

We have been targeting a somewhat shorter duration than normal so far this year because we have been concerned about a rise in interest rates. Now that rates have moved up by over 1.00%, is it time to start extending duration? We have decided not to extend your Fund’s duration yet because we believe that interest rates are more likely to increase than decrease in the months ahead.

Most indicators of economic activity are strong. Personal consumption expenditures are up 4.1% and corporate cash flows have surged 24% in the last year. Almost one million new jobs have been created in the last three months. Clearly a 1.25% Fed Funds rate is inconsistent with such robust economic growth. Since bond yields rose earlier this year, our bond market has already built-in expectations of a somewhat higher Fed Funds rate. The next major question concerns what happens to economic growth and inflation after the Fed Funds rate hits 2.5%.

We believe that the economy has enough momentum to continue growing rapidly in such a scenario. Furthermore, we believe that we are only beginning to see the long-term effects on inflation of government policies over the last three years. Low interest rates, tax cuts, deficit spending, and a weak dollar have all combined to create an environment where businesses and their workers have more pricing power. We expect that this will translate to a sustained, though moderate, rise in the official inflation statistics over the next several years.

2

Letter to shareholders, Continued
Thornburg Limited Term Municipal Fund

If these events unfold as we expect, bond yields should eventually resume their upward path. We have positioned your Fund with this outlook in mind. The duration is near the short end of its typical range, and the ladder is somewhat more concentrated in shorter maturities. We are looking forward to a buyer-friendly environment in the future when we will hopefully be able to add a significant amount of additional yield while positioning your Fund to perform well for years to come.

Thanks to a strong economy and some recently implemented tax increases, state tax revenue is up a healthy 8.1% over last year. Surpluses are showing up in states that worked hard to balance this year’s budget. Where budgets were not properly balanced, deficits are becoming easier to solve. A few pockets of weakness still exist, but by and large, municipal bond credit quality is starting to improve. We have kept your Fund’s credit quality high, with average ratings of AA and broad diversification across issuers and market sectors.

As your Fund approaches its 20th birthday, we hope that you are pleased with your investment in the Thornburg Limited Term Municipal Fund. Over the years, our practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund.

% of portfolio maturing within	Cumulative % maturing by end of
1 years = 13%	year 1 = 13%
1 to 2 years = 13%	year 2 = 26%
2 to 3 years = 12%	year 3 = 38%
3 to 4 years = 13%	year 4 = 51%
4 to 5 years = 13%	year 5 = 64%
5 to 6 years = 11%	year 6 = 75%
6 to 7 years = 10%	year 7 = 85%
7 to 8 years = 6%	year 8 = 91%
8 to 9 years = 5%	year 9 = 96%
over 9 years = 4%	over 9 years =100%

                        Percentages can and do vary. Data as of 06/30/04.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

The Lehman Brothers Five-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. The approximate maturity of the municipal bonds in the index is five years. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

The Fed Funds Rate is the interest rate at which a depository institution lends immediately available funds (balances at the Federal Reserve) to another depository institution overnight.

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, investment styles, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

3

Statement of assets and liabilities
Thornburg Limited Term Municipal Fund                 June 30, 2004

ASSETS
Investments at value (cost $1,346,607,618)	$1,377,591,952
Cash	3,214,107
Receivable for investments sold	27,422,316
Receivable for fund shares sold	4,039,272
Interest receivable	18,570,449
Prepaid expenses and other assets	47,935

Total Assets	1,430,886,031

LIABILITIES
Payable for fund shares redeemed	3,047,586
Accounts payable and accrued expenses	459,297
Payable to investment advisor (Note 3)	601,132
Dividends payable	1,078,202

Total Liabilities	5,186,217

NET ASSETS	$1,425,699,814

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$30,984,334
Over-distributed net investment income (loss)	(1,293)
Accumulated net realized gain (loss)	(4,658,982)
Net capital paid in on shares of beneficial interest	1,399,375,755
$1,425,699,814

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($1,047,481,813 applicable to 76,584,691 shares of beneficial
interest outstanding - Note 4)	$13.68
Maximum sales charge, 1.50% of offering price	0.21

Maximum Offering Price Per Share	$13.89

Class C Shares:
Net asset value and offering price per share*
($155,457,571 applicable to 11,345,224 shares of beneficial
interest outstanding - Note 4)	$13.70

Class I Shares:
Net asset value, offering and redemption price per share
($222,760,430 applicable to 16,284,542 shares of beneficial
interest outstanding - Note 4)	$13.68

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

4

Statement of operations
Thornburg Limited Term Municipal Fund                    Year Ended June 30, 2004

INVESTMENT INCOME:
Interest income (net of premium amortized of $15,358,148)	$53,238,459

EXPENSES:
Investment advisory fees (Note 3)	5,754,193
Administration fees (Note 3)
Class A Shares	1,311,880
Class C Shares	191,093
Class I Shares	107,843
Distribution and service fees (Note 3)
Class A Shares	2,622,964
Class C Shares	1,538,688
Transfer agent fees
Class A Shares	377,245
Class C Shares	98,715
Class I Shares	60,375
Registration and filing fees
Class A Shares	75,030
Class C Shares	14,731
Class I Shares	15,281
Custodian fees (Note 3)	534,108
Professional fees	150,630
Accounting fees	121,890
Trustee fees	51,315
Other expenses	332,331

Total Expenses	13,358,312
Less:
Expenses reimbursed by investment advisor (Note 3)	(4,388)
Distribution and service fees waived (Note 3)	(769,344)
Fees paid indirectly (Note 3)	(5,718)

Net Expenses	12,578,862

Net Investment Income	40,659,597

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold	1,795,864
Increase (Decrease) in unrealized appreciation of investments	(36,334,816)

Net Realized and Unrealized
Gain (Loss) on Investments	(34,538,952)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$6,120,645

See notes to financial statements.

5

Statements of changes in net assets
Thornburg Limited Term Municipal Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income	$40,659,597	$36,971,587
Net realized gain (loss) on investments sold	1,795,864	877,102
Increase (Decrease) in unrealized appreciation of investments	(36,334,816)	28,100,206

Net Increase (Decrease) in Net Assets
Resulting from Operations	6,120,645	65,948,895

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(29,889,249)	(28,771,058)
Class C Shares	(3,916,198)	(2,645,994)
Class I Shares	(6,854,150)	(5,554,535)

FUND SHARE TRANSACTIONS (NOTE 4):
Class A Shares	74,238,458	190,903,532
Class C Shares	21,587,725	78,064,848
Class I Shares	30,607,967	69,803,156

Net Increase (Decrease) in Net Assets	91,895,198	367,748,844
NET ASSETS:
Beginning of year	1,333,804,616	966,055,772

End of year	$1,425,699,814	$1,333,804,616

See notes to financial statements.

6

Notes to financial statements
Thornburg Limited Term Municipal Fund                      June 30, 2004

NOTE 1 — ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”)(formerly Thornburg Limited Term Municipal Fund – National Portfolio) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eleven series of shares of beneficial interest in addition to those of the Fund: Thornburg California Limited Term Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent, in the view of the Fund’s investment advisor, with the preservation of capital.

Reorganization: The Fund is the successor to Thornburg Limited Term Municipal Fund – National Portfolio (the “National Portfolio”) a series of Thornburg Limited Term Municipal Fund, Inc. On December 8, 2003, the Company’s Board of Directors approved an Agreement and Plan of Reorganization providing for the transfer of substantially all of the National Portfolio’s assets to the Fund, in exchange solely for voting shares of the Fund, and the distribution of those shares to the shareholders of the National Portfolio and the subsequent dissolution of the National Portfolio. The Fund was created by the Trust on December 8, 2003 to accomplish the reorganization, and until the reorganization was completed had only nominal assets. The reorganization was intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing those functions. The Agreement and Plan of Reorganization was approved by the National Portfolio’s shareholders on May 21, 2004, and the reorganization was concluded on June 21, 2004. As a result, all of the National Portfolio’s assets were transferred to the Fund, and the shareholders of the National Portfolio became shareholders of the Fund. There was no change in investment objective or policies as a result of the reorganization, and the investment advisor did not change because of the reorganization. The National Portfolio is the accounting survivor, and the financial results of the Fund include the results of the National Portfolio prior to the reorganization.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value, the Fund utilizes an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

7

Notes to financial statements, Continued
Thornburg Limited Term Municipal Fund                    June 30, 2004

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Fund and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2004, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Fund also has an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $4,388 for Class C shares.

The Fund has a Distribution Agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of Fund shares. For the year ended June 30, 2004, the Distributor has advised the Fund that it earned commissions aggregating $16,530 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $71,750 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other persons for distribution of the Fund’s shares and to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

8

Notes to financial statements, Continued
Thornburg Limited Term Municipal Fund                     June 30, 2004

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund’s Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75 of 1% per annum of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2004, are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2004 fees paid indirectly were $5,718.

Certain officers and Trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of independent Trustees is borne by the Trust.

NOTE 4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Year Ended June 30, 2004		Year Ended June 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	22,343,137	$310,234,300	24,734,784	$343,160,230
Shares issued to shareholders in
reinvestment of dividends	1,399,170	19,393,497	1,359,442	18,874,006
Shares repurchased	(18,441,220)	(255,389,339)	(12,329,726)	(171,130,704)

Net Increase (Decrease)	5,301,087	$74,238,458	13,764,500	$190,903,532

Class C Shares
Shares sold	4,814,111	$66,984,540	7,145,702	$99,350,605
Shares issued to shareholders in
reinvestment of dividends	194,692	2,704,058	135,892	1,892,308
Shares repurchased	(3,462,370)	(48,100,873)	(1,670,144)	(23,178,065)

Net Increase (Decrease)	1,546,433	$21,587,725	5,611,450	$78,064,848

Class I Shares
Shares sold	8,616,079	$119,652,434	7,667,976	$106,488,989
Shares issued to shareholders in
reinvestment of dividends	394,435	5,468,468	309,747	4,303,264
Shares repurchased	(6,808,603)	(94,512,935)	(2,952,400)	(40,989,097)

Net Increase (Decrease)	2,201,911	$30,607,967	5,025,323	$69,803,156

9

Notes to financial statements, Continued
Thornburg Limited Term Municipal Fund                     June 30, 2004

NOTE 5 – SECURITIES TRANSACTIONS
For the year ended June 30, 2004, the Fund had purchase and sale transactions (excluding short-term securities) of $465,353,933 and $289,684,557, respectively.

NOTE 6 – INCOME TAXES
At June 30, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$1,346,613,399

Gross unrealized appreciation on a tax basis	$35,385,004
Gross unrealized depreciation on a tax basis	(4,406,451)

Net unrealized appreciation (depreciation) on investments (tax basis)	$30,978,553

At June 30, 2004, the Fund did not have any undistributed tax-exempt/ordinary net income or undistributed capital gains.

At June 30, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such capital loss carryovers expire as follows:

2008	$1,088,098
2009	3,565,103

$4,653,201

The Fund utilized $1,796,480 of its capital loss carry forward during the year ended June 30, 2004. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

During the year ended June 30, 2004, $873,288 of capital loss carry forwards from prior years expired.

In order to account for permanent book/tax differences, the Fund decreased over-distributed net investment income by $1,293, increased accumulated net realized gain (loss) by $734,388, and decreased net capital paid in on shares of beneficial interest by $733,095. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from an expired capital loss carry forward and the difference in the tax treatment of market discounts.

All dividends paid by the Fund for the years ended June 30, 2004 and June 30, 2003, represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.

10

Financial highlights
Thornburg Limited Term Municipal Fund

			Yr End June 30,

	2004	2003	2002	2001	2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 14.01	$ 13.65	$ 13.44	$ 13.06	$ 13.26

Income from investment operations:
Net investment income	0.44	0.49	0.57	0.63	0.63
Net realized and unrealized
gain (loss) on investments	(0.33)	0.36	0.21	0.38	(0.20)

Total from investment operations	0.11	0.85	0.78	1.01	0.43
Less dividends from:
Net investment income	(0.44)	(0.49)	(0.57)	(0.63)	(0.63)

Change in net asset value	(0.33)	0.36	0.21	0.38	(0.20)
Net asset value, end of year	$ 13.68	$ 14.01	$ 13.65	$ 13.44	$ 13.06

Total return	0.80%	6.36%	5.91%	7.91%	3.37%

Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.18%	3.54%	4.18%	4.75%	4.84%
Expenses, after expense reductions	0.57%	0.58%	0.60%	0.60%	0.60%
Expenses, after expense reductions
and net of custody credits	0.57%	0.58%	0.60%	--	--
Expenses, before expense reductions	0.57%	0.58%	0.62%	0.65%	0.62%

Portfolio turnover rate	21.37%	15.81%	19.59%	25.37%	33.65%

Net assets at end of year (000)	$ 222,760	$ 197,367	$ 123,652	$ 86,160	$ 76,470

11

Schedule of Investments
Thornburg Limited Term Municipal Fund                     June 30, 2004

Issuer-Desription	Credit Rating† Moody's/S&P	Principal Amount		Value
Alabama			(2.00%)
Alabama State Public School & College Authority, 4.375% due 8/1/2004	Aa3/AA	$ 2,000,000		$ 2,005,200
Birmingham Carraway Alabama Special, 6.25% due 8/15/2009 (Insured: Connie Lee)	NR/AAA	10,000,000		10,882,600
Birmingham General Obligation, 7.25% due 7/1/2004 (ETM)*	NR/NR	980,000		980,157
Huntsville Health Care Authority Facilities Revenue Series B, 4.65% due 6/1/2024
(Insured: MBIA)	Aaa/AAA	1,245,000		1,275,154
Huntsville Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005 (Insured: MBIA)	Aaa/AAA	5,330,000		5,459,092
Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009 (LOC: PNC
Bank)	NR/NR	1,920,000		1,959,245
Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA) (ETM)*	Aaa/AAA	500,000		502,210
Wilsonville Industrial Development Board Pollution Control Revenue Refunding, 4.20%
due 6/1/2019 put 6/1/2006 (Southern Electric Gaston Project; Insured: AMBAC)	Aaa/AAA	5,000,000		5,168,250
Alaska			(0.10%)
North Slope Borough Alaska, 0% due 6/30/2006 (Insured: MBIA)	Aaa/AAA	2,070,000		1,973,579
Arizona			(0.90%)
Arizona State Transportation Board Grant Anticipation Notes Series A, 5.00% due
7/1/2009	Aa3/AA-	2,500,000		2,706,500
Maricopa County Arizona School District 97, 5.50% due 7/1/2008 (Insured: FGIC)	Aaa/NR	650,000		712,660
Maricopa County School District 008, 7.50% due 7/1/2008 (Insured: MBIA)	Aaa/AAA	1,000,000		1,167,100
Maricopa County Unified School District Number 41 Gilbert Refunding, 0% due
1/1/2006 (Insured: FGIC)	Aaa/AAA	1,000,000		968,370
Mohave County Industrial Development Authority Correctional Facilities Contract
Revenue Series A, 5.00% due 4/1/2009 (Mohave Prison LLC Project; Insured: XLCA)	Aaa/AAA	4,595,000		4,923,267
Pima County Industrial Development Authority Education Revenue Series C, 6.40% due
7/1/2013 (Arizona Charter Schools Project)	Baa3/NR	1,000,000		1,035,870
Pima County Industrial Development Authority Industrial Revenue Refunding Lease
Obligation A, 7.25% due 7/15/2010 (Insured: FSA)	Aaa/AAA	680,000		715,972
Tucson Water Revenue Series D, 9.75% due 7/1/2008	Aa3/A+	500,000		624,475
Arkansas			(0.90%)
Conway Electric Revenue Refunding, 5.00% due 8/1/2007	A2/NR	2,000,000		2,123,260
Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2010
(Regional Medical Center Project)	NR/A	1,000,000		1,088,830
Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2011
(Regional Medical Center Project)	NR/A	1,075,000		1,169,966
Little Rock Arkansas Capital Improvement, 4.00% due 4/1/2005 (Insured: FSA)	Aaa/AAA	1,000,000		1,018,170
Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125% due 8/1/2009	A3/NR	2,645,000		3,000,726
Rogers Sales & Use Tax Revenue, 6.00% due 11/1/2007	A1/AA-	1,735,000		1,761,736
Rogers Sales & Use Tax Revenue Refunding & Improvement Series A, 4.25% due 9/1/2006
(Insured: FGIC)	Aaa/AAA	1,545,000		1,611,466
California			(2.40%)
Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009 (Insured:
AMBAC)	Aaa/AAA	2,385,000		2,391,129
California Health Facilities Financing Authority Revenue Series B Refunding, 5.25%
due 10/1/2013 (Kaiser Permanente Project) (ETM)*	A3/A	2,620,000		2,836,884
California State Department of Water Resources Power Supply Series A, 5.50% due
5/1/2008	A3/BBB+	2,050,000		2,219,084
California State Department of Water Resources Power Supply Series A, 5.50% due
5/1/2012	A3/BBB+	2,600,000		2,856,308
California State Department of Water Resources Power Supply Series A, 6.00% due
5/1/2013	A3/BBB+	2,550,000		2,874,411
Central Valley Financing Authority Revenue, 6.00% due 7/1/2009 (Carson Ice Project)	NR/BBB	3,660,000		3,783,708
Fairfield Water Revenue Refunding, 5.25% due 4/1/2012 (Insured: AMBAC)	Aaa/AAA	3,700,000		3,865,353
Irvine Improvement Bond Act 1915 Limited Obligation Assessment District, 1.06% due
9/2/2025 put 7/1/2004 (daily demand notes)	VMIG1/A1+	100,000		100,000
Metropolitan Water District South California Variable Series B-3, 1.06% due
7/1/2035 put 7/1/2004 (daily demand notes)	VMIG1/A1+	1,400,000		1,400,000
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	5,200,000		5,434,312
San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039 mandatory
put 6/1/2006 (Civic Center Project; Insured: AMBAC)	Aaa/AAA	3,000,000		3,152,640
Torrance Hospital Revenue Series A, 7.10% due 12/1/2015 pre-refunded 12/1/2005
(Little Co. of Mary Hospital Project)	NR/AAA	1,380,000		1,467,423
Colorado			(3.50%)
Adams County Communication Center Series A, 4.75% due 12/1/2006	Baa1/NR	1,500,000		1,545,060
Adams County School District 012 Series A, 4.375% due 12/15/2007	Aa3/AA-	1,000,000		1,051,970
Central Platte Valley Metropolitan District Refunding Series A, 5.00% due 12/1/2031
put 12/1/2009 (LOC: US Bank)	NR/A1+	7,210,000		7,542,237
Colorado Department Transport Revenue Anticipation Notes, 6.00% due 6/15/2008
(Insured: AMBAC)	Aaa/AAA	1,500,000		1,669,365
Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008 (Nashville Public
Radio Project)	NR/BBB+	1,000,000		1,043,410
Colorado Health Facilities Authority, 5.00% due 9/1/2007 (Catholic Health
Initiatives Project)	Aa2/A1+	5,705,000		6,050,666
Colorado Health Facilities Authority Series A, 5.375% due 12/1/2009 (Catholic
Health Initiatives Project)	Aa2/A1+	515,000		552,327
Colorado Housing Finance Authority, 5.25% due 10/1/2007	A1/AA+	220,000		221,553
Colorado Springs Utilities Revenue Systems Subordinated Lien Refunding &
Improvement Series A, 5.00% due 11/15/2005	Aa2/AA	2,230,000		2,326,314
Cucharas Sanitation & Water District Refunding & Improvement, 7.25% due 1/1/2015
pre-refunded 1/1/2005	NR/NR	500,000		518,945
Denver City & County Certificates of Participation Series A, 5.50% due 5/1/2006
(Insured: MBIA)	Aaa/AAA	500,000		529,330
Denver Convention Center Senior Series A, 5.00% due 12/1/2011 (Insured: XLCA)	Aaa/AAA	3,335,000		3,591,095
Dove Valley Metropolitan District Arapahoe County, Series B, 3.30% due 11/1/2025
put 11/1/2005 @100 (LOC: BNP Paribas)	NR/A1+	1,820,000		1,851,486
El Paso County School District General Obligation 20 Series B, 8.25% due 12/15/2004
(State Aid Withholding)	Aa3/NR	500,000		515,450
Highlands Ranch Metropolitan District 2 General Obligation, 6.50% due 6/15/2012
(Insured: FSA)	Aaa/AAA	1,000,000		1,180,520
Highlands Ranch Metropolitan District Number 3 Refunding Series B, 5.25% due
12/1/2008 (Insured: ACA)	NR/A	1,760,000		1,855,251
Highlands Ranch Metropolitan District Number 3 Series A, 5.25% due 12/1/2008
(Insured: ACA)	NR/A	1,520,000		1,602,262
Lakewood Certificates of Participation, 4.40% due 12/1/2008 (Insured: MBIA)	Aaa/AAA	1,000,000		1,050,460
Pinery West Metropolitan District Number 3 Co., 4.70% due 12/1/2021 put 12/1/2007
(LOC: Compass Bank)	NR/A-	1,000,000		1,035,160
Plaza Metropolitan District 1 Revenue, 7.60% due 12/1/2016 (Public Improvement
Fee/Tax Increment Project)	NR/NR	6,000,000		6,110,760
Regional Transportation District of Colorado Series A, 5.00% due 6/1/2009 (Transit
Vehicles Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,078,000
Section 14 Metropolitan District Jefferson Refunding Series A, 6.20% due 12/1/2013
(LOC: US Bank Trust)	NR/AA-	1,000,000		1,018,710
Superior Metropolitan District 1 Variable Refunding & Improvement Series A, 5.45%
due 12/1/2020 put 12/1/2004 (LOC: BNP)	NR/AA-	1,150,000		1,165,732
Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/2015 put
9/1/2006 (Semper Village Apartments Project; Insured: AXA)	NR/AA	2,725,000		2,738,407
Connecticut			(0.80%)
Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)	Aaa/AAA	1,325,000		1,406,461
Bridgeport Series A Pre-refunded, 6.00% due 3/1/2005 (Insured: AMBAC) (ETM)*	Aaa/AAA	800,000		823,896
Bridgeport Series A Unrefunded Balance, 6.00% due 3/1/2005 (Insured: AMBAC)	Aaa/AAA	885,000		911,311
Capitol Region Education Council, 6.375% due 10/15/2005	NR/BBB	690,000		720,767
Connecticut State Health & Educational Facilities Authority Revenue, 5.85% due
7/1/2007 (Newington Children’s Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,020,120
Connecticut State Health & Educational Facilities Authority Revenue, 7.50% due
11/1/2016 (Nursing Home/Highland Project; Insured: AMBAC)	Aaa/AAA	4,200,000		4,365,396
New Haven Connecticut, 3.00% due 11/1/2004 (Insured: FGIC)	Aaa/AAA	2,010,000		2,020,975
Delaware			(0.40%)
Delaware State Health Facilities Authority Revenue, 6.25% due 10/1/2006 (Insured:
MBIA) (ETM)*	Aaa/AAA	2,000,000		2,062,960
Delaware State Health Facilities Authority Revenue Series A, 5.25% due 5/1/2012
(Nanticoke Memorial Hospital Project; Insured: Radian)	NR/AA	1,370,000		1,466,078
Delaware State Health Facilities Authority Revenue Series A, 5.25% due 5/1/2013
(Nanticoke Memorial Hospital Project; Insured: Radian)	NR/AA	1,445,000		1,529,793
District of Columbia			(2.60%)
District of Columbia, 5.50% due 6/1/2008 (Insured: AMBAC)	Aaa/AAA	1,915,000		2,087,560
District of Columbia Certificates of Participation, 5.00% due 1/1/2008 (Public
Safety & Emergency Project)	Aaa/AAA	1,000,000		1,066,030
District of Columbia Certificates of Participation, 5.25% due 1/1/2013 (Insured:
AMBAC)	Aaa/AAA	5,950,000		6,370,903
District of Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic Healthcare
Project; Insured: MBIA) (ETM)*	Aaa/AAA	4,430,000		4,819,087
District of Columbia Hospital Revenue Refunding, 5.10% due 8/15/2008 (Medlantic
Healthcare Group A Project; Insured: MBIA) (ETM)*	Aaa/AAA	1,500,000		1,605,660
District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic Healthcare Project;
Insured: MBIA) (ETM)*	Aaa/AAA	1,330,000		1,392,071
District of Columbia Revenue, 5.50% due 10/1/2005	Aaa/AAA	500,000		522,735
District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc. for Advancement
of Science Project; Insured: AMBAC)	Aaa/AAA	500,000		539,675
District of Columbia Revenue, 6.00% due 1/1/2009 (American Assoc. for Advancement
of Science Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,111,670
District of Columbia Series A, 5.50% due 6/1/2009 (Insured: MBIA)	Aaa/AAA	4,700,000		5,165,864
District of Columbia Tax Capital Appreciation, 0% due 7/1/2009 (Mandarin Oriental
Project; Insured: FSA)	Aaa/AAA	2,000,000		1,664,860
District of Columbia Tax Capital Appreciation, 0% due 7/1/2012 (Mandarin Oriental
Project; Insured: FSA)	Aaa/AAA	1,480,000		1,050,045
District of Columbia Tax Revenue Capital Appreciation, 0% due 7/1/2011 (Mandarin
Oriental Project; Insured: FSA)	Aaa/AAA	1,990,000		1,492,361
Washington DC Convention Center Authority Dedicated Tax Revenue, 5.00% due
10/1/2006 (Insured: AMBAC)	Aaa/AAA	750,000		793,335
Washington DC Convention Center Senior Lien, 5.00% due 10/1/2007	Aaa/AAA	6,110,000		6,522,914
Florida			(4.70%)
Broward County Resource Recovery Revenue Refunding, 5.375% due 12/1/2009	A3/AA-	5,000,000		5,390,700
Capital Projects Finance Authority Student Housing, 5.50% due 10/1/2012 (Capital
Projects Student Housing; Insured: MBIA)	Aaa/AAA	1,000,000		1,080,750
Crossings at Fleming Island Community Development Refunding Series B, 5.45% due
5/1/2010 (Insured: MBIA)	Aaa/AAA	2,996,000		3,312,498
Dade County Solid Waste Systems Special Obligation Revenue Refunding, 6.00% due
10/1/2007 (Insured: AMBAC)	Aaa/AAA	7,000,000		7,698,320
Florida State Refunding, 6.00% due 7/1/2006 (Department of Transportation Right of
Way Project)	Aa2/AA+	1,465,000		1,574,992
Hillsborough County Capital Improvement Program Revenue Refunding Junior Lien,
5.00% due 8/1/2008 (Criminal Justice Project; Insured: FGIC)	Aaa/AAA	1,000,000		1,075,670
Hillsborough County Industrial Development Authority Pollution Control Revenue
Refunding, 4.00% due 9/1/2025 put 8/1/2007 (Tampa Electric Co. Project)	Baa2/BBB-	2,400,000		2,405,952
Jacksonville Electric St. John’s River Park Systems Revenue Refunding Issue-2 17th
Series, 5.25% due 10/1/2012	Aa2/AA-	5,000,000		5,414,350
Miami Dade County School Board Certificates of Participation Series A, 5.00% due
5/1/2006 (Insured: MBIA)	Aaa/AAA	1,910,000		2,005,557
Miami Dade County School Board Certificates of Participation Series B, 5.50% due
5/1/2031 put 5/1/2011 (Insured: MBIA)	Aaa/AAA	1,000,000		1,096,840
Miami Dade County School Board Certificates of Participation Series C, 5.00% due
8/1/2007 (Insured: MBIA)	Aaa/AAA	3,390,000		3,626,893
Miami Dade County Special Housing Revenue Refunding, 5.80% due 10/1/2012 (HUD
Section 8)	Baa3/NR	3,700,000		3,612,088
Orange County Health Facilities Authority, 5.80% due 11/15/2009 (Adventist Health
System Project)	A3/A	1,395,000		1,526,800
Orange County Health Facilities Authority Revenue Refunding, 6.25% due 11/15/2008
(Adventist Health Systems Project; Insured: AMBAC)	Aaa/AAA	3,120,000		3,351,566
Orange County Health Facilities Authority Revenue Unrefunded Balance Series A,
6.25% due 10/1/2007 (Orlando Regional Hospital Project; Insured: MBIA)	Aaa/AAA	925,000		1,021,690
Orange County School Board Certificates Series A, 5.00% due 8/1/2006	Aaa/NR	5,000,000		5,282,350
Orange County School District Series B, 1.06% due 8/1/2025 put 7/1/2004 (Insured:
AMBAC) (daily demand notes)	Aaa/NR	1,500,000		1,500,000
Palm Beach County Industrial Development Revenue Series 1996, 6.00% due 12/1/2006
(Lourdes-Noreen McKeen Residence Project; LOC: Allied Irish Bank) (ETM)*	NR/A	940,000		1,016,591
Palm Beach County Solid Waste Authority Revenue Refunding Series A, 5.00% due
10/1/2005	Aa3/AA-	2,420,000		2,509,008
Pasco County Housing Finance Authority Multi Family Revenue Refunding Series A,
5.35% due 6/1/2027 put 6/1/2008 (Oak Trail Apts Project; Insured: AXA)	NR/AA-	1,000,000		1,046,310
Pelican Marsh Community Development District Refunding Series A, 5.00% due 5/1/2011
(Insured: Radian)	NR/NR	3,445,000		3,582,628
Tampa Florida Guaranteed Entitlement Revenue Refunding, 6.00% due 10/1/2007
(Insured: AMBAC)	Aaa/AAA	2,040,000		2,247,529
University Athletic Association Inc. Florida Athletic Program Revenue Refunding,
2.20% due 10/1/2031 put 10/1/2005 (LOC: Suntrust Bank)	VMIG1/NR	3,000,000		3,015,030
Georgia			(1.10%)
Cobb County School District, 4.75% due 2/1/2005	Aa1/AA+	1,000,000		1,012,730
Georgia Municipal Association Inc. Certificates of Participation City Court Atlanta
Project, 5.00% due 12/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,061,230
Georgia Municipal Electric Power Authority Revenue, 7.00% due 1/1/2008 (Insured:
MBIA)	Aaa/AAA	1,550,000		1,754,150
Georgia Municipal Electric Power Authority Revenue Series Y, 6.30% due 1/1/2006	A2/A+	730,000		772,333
Georgia Municipal Gas Authority, 6.30% due 7/1/2009 (Southern Storage Gas Project)	NR/A	1,000,000		1,031,390
Monroe County Development Authority Pollution Control, 6.75% due 1/1/2010
(Oglethorpe Power Scherer A Refunding; Insured: MBIA)	Aaa/AAA	2,000,000		2,324,960
Monroe County Development Authority Pollution Control Revenue Oglethorpe Power
Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)	Aaa/AAA	1,000,000		1,194,110
Municipal Electric Authority Georgia Subordinated Series B, 5.00% due 1/1/2026 put
1/1/2009 (Project One; Insured: AMBAC)	Aaa/AAA	5,000,000		5,352,950
Municipal Electric Authority Georgia Unrefunded Balance Subordinated A, 6.00% due
1/1/2006 (Project One; Insured: AMBAC)	Aaa/AAA	910,000		961,533
Hawaii			(0.40%)
Hawaii State Department of Budget & Finance Special Purpose Hawaiian Electric Co.,
4.95% due 4/1/2012 (Insured: MBIA)	Aaa/AAA	2,000,000		2,132,320
Hawaii State Refunding Series Cb, 5.75% due 1/1/2007	Aa3/AA-	1,000,000		1,076,350
Hawaii State Series CN, 6.25% due 3/1/2006 (Insured: FGIC)	Aaa/AAA	1,565,000		1,669,182
Honolulu City & County Refunding Series A, 7.35% due 7/1/2006	Aa2/AA-	1,000,000		1,097,880
Illinois			(10.50%)
Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured: FGIC)	Aaa/AAA	3,345,000		2,847,297
Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)	Aaa/AAA	2,000,000		2,254,900
Chicago Board of Education School Reform, 6.25% due 12/1/2012 (Insured: MBIA)	Aaa/AAA	750,000		875,310
Chicago Housing Authority Capital Program Revenue, 5.25% due 7/1/2010	Aa3/AA	2,300,000		2,480,067
Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007	Aaa/AA+	2,300,000		2,536,026
Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009 (Insured: MBIA)	Aaa/AAA	1,340,000		1,427,408
Chicago Midway Airport Revenue Series C, 5.50% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	1,180,000		1,297,587
Chicago O’Hare International Airport Refunding General Airport Series A, 6.375% due
1/1/2012 (Insured: MBIA)	Aaa/AAA	3,420,000		3,562,990
Chicago O’Hare International Airport Revenue, 5.375% due 1/1/2007 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,059,720
Chicago O’Hare International Airport Revenue, 5.00% due 1/1/2012 (Insured: MBIA)	Aaa/AAA	1,105,000		1,185,632
Chicago O’Hare International Airport Revenue 2nd Lien Series C-1, 5.00% due
1/1/2010 (Insured: MBIA)	Aaa/AAA	1,000,000		1,076,040
Chicago O’Hare International Airport Revenue Passenger Facility Change Series A,
6.00% due 1/1/2006 (Insured: AMBAC)	Aaa/AAA	3,000,000		3,168,990
Chicago O’Hare International Airport Revenue Refunding, 4.80% due 1/1/2005
(Insured: AMBAC)	Aaa/AAA	690,000		701,571
Chicago O’Hare International Airport Revenue Refunding Series A, 4.90% due 1/1/2006
(Insured: MBIA)	Aaa/AAA	675,000		690,100
Chicago O’Hare International Airport Revenue Series C-1, 5.00% due 1/1/2008
(Insured: MBIA)	Aaa/AAA	6,000,000		6,398,220
Chicago Park District, 6.60% due 11/15/2014 partially pre-refunded 5/15/2005	Aa3/AA	1,700,000		1,803,343
Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010 (ETM)*	Baa1/A	1,000,000		1,117,040
Chicago Public Commerce Building Revenue, 5.00% due 3/1/2005 (Insured: AMBAC)	Aaa/AAA	750,000		767,378
Chicago Public Commerce Building Revenue Series C, 5.50% due 2/1/2006 (Insured:
FGIC)	Aaa/AAA	2,000,000		2,103,760
Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	2,000,000		2,177,060
Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,151,250
Chicago Tax Increment Allocation Central Series A, 0% due 12/1/2005 (Insured:
AMBAC)	Aaa/AAA	5,000,000		4,866,800
Cicero Refunding Tax Increment Series A, 4.25% due 1/1/2007 (Insured: FGIC)	Aaa/AAA	1,000,000		1,038,740
Collinsville Leased Facilities Revenue Refunding, 5.15% due 11/1/2004 (Insured:
MBIA)	Aaa/AAA	1,000,000		1,012,220
Cook & Will Counties Township High School District 206 Series C, 0% due 12/1/2005
(Insured: FSA)	Aaa/AAA	2,545,000		2,477,201
Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded 11/15/2006	Aaa/AAA	995,000		1,078,083
Cook County Community School District 97 Series B, 9.00% due 12/1/2013 (Insured:
FGIC)	Aaa/NR	2,250,000		3,109,950
Cook County Series C Refunding, 5.80% due 11/15/2004 (Insured: FGIC)	Aaa/AAA	2,650,000		2,693,539
Du Page County Forest Preservation District, 0% due 11/1/2009	Aaa/AAA	5,000,000		4,111,550
Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put 12/1/2007
(Collateralized: FNMA)	NR/AAA	1,500,000		1,560,165
Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2005 (Hoffman Estates
Economic Dev. Project; Guaranty: Sears)	Baa1/NR	1,015,000		986,357
Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2006 (Hoffman Estates
Economic Dev. Project; Guaranty: Sears)	Baa1/NR	3,075,000		2,874,756
Hoffman Estates Illinois Tax Increment Revenue Refunding, 5.25% due 11/15/2009
(Economic Development Project; Insured: AMBAC)	Aaa/AAA	5,000,000		5,065,450
Illinois Department Central Management Services Certificates of Participation,
5.85% due 7/1/2009 (Insured: MBIA)	Aaa/AAA	1,000,000		1,061,120
Illinois Development Finance Authority Pollution Control Revenue Refunding, 5.70%
due 1/15/2009 (Commonwealth Edison Company Project; Insured: MBIA)	Aaa/AAA	3,000,000		3,290,970
Illinois Development Finance Authority Revenue, 4.00% due 11/15/2005 (Insured:
XLCA)	Aaa/AAA	860,000		884,218
Illinois Development Finance Authority Revenue, 4.00% due 11/15/2006 (Insured:
XLCA)	Aaa/AAA	915,000		947,528
Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009 (Adventist
Health Project; Insured: MBIA)	Aaa/AAA	3,635,000		4,030,561
Illinois Development Finance Authority Revenue, 6.35% due 7/1/2010 pre-refunded
7/1/2005 (Elderly Housing 8 Mattoon Tower A Project)	A3/NR	1,005,000		1,048,798
Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010 (Adventist
Health Project; Insured: MBIA)	Aaa/AAA	3,860,000		4,312,276
Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011 (Insured:
AMBAC)	NR/AAA	785,000		816,431
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers
A, 5.60% due 7/1/2004	NR/BBB	400,000		400,032
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers
A, 5.60% due 7/1/2005	NR/BBB	1,000,000		1,022,110
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers
A, 5.60% due 7/1/2006	NR/BBB	1,000,000		1,033,420
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers
Series A, 6.00% due 7/1/2015	NR/BBB	4,500,000		4,615,425
Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007 (OSF Healthcare
System Project)	A2/A	915,000		975,893
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008 (Iowa Health
System Project)	A1/NR	1,290,000		1,418,536
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009 (Iowa Health
System Project)	A1/NR	1,375,000		1,531,337
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010 (Iowa Health
System Project)	A1/NR	1,465,000		1,643,701
Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011 (Iowa Health
System Project; Insured: AMBAC)	Aaa/AAA	1,560,000		1,742,785
Illinois Health Facilities Authority Revenue Refunding, 4.00% due 8/15/2005
(University of Chicago Hospital & Health Project)	Aaa/AAA	1,000,000		1,024,620
Illinois Health Facilities Authority Revenue Refunding, 5.00% due 8/15/2006
(University of Chicago Hospital & Health Project)	Aaa/AAA	1,000,000		1,054,290
Illinois Health Facilities Authority Revenue Refunding, 5.00% due 8/15/2007
(University of Chicago Hospital & Health Project)	Aaa/AAA	1,500,000		1,598,085
Illinois Health Facilities Authority Revenue Refunding, 5.00% due 8/15/2008
(University of Chicago Hospital & Health Project)	Aaa/AAA	1,500,000		1,606,260
Illinois Health Facilities Authority Revenue Refunding, 5.50% due 11/15/2011
(Methodist Medical Center Project; Insured: MBIA)	Aaa/AAA	3,000,000		3,252,540
Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/2005
(Community Provider Pooled Loan Program Project)	NR/NR	104,000		104,626
Illinois Health Facilities Authority Revenue University of Chicago, 5.00% due
8/15/2009 (Hospital Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,071,770
Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)	Aaa/AAA	1,040,000		1,138,935
Illinois State COPS Central Management Department, 5.00% due 7/1/2007 (Insured:
AMBAC)	Aaa/AAA	500,000		532,955
Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,072,630
Illinois State Refunding, 5.125% due 12/1/2006 (Insured: FGIC)	Aaa/AAA	2,250,000		2,379,173
Kankakee Series A, 5.25% due 1/1/2012 pre-refunded 1/1/2006 @100	Aaa/AAA	920,000		963,912
Kankakee Unrefunded Balance Series A, 5.25% due 1/1/2012 (Insured: FSA)	Aaa/AAA	80,000		83,358
Lake County Community Consolidated School District 73, 9.00% due 1/1/2006 (Insured:
FSA)	Aaa/NR	1,000,000		1,098,720
Lake County Community High School District 117 Series B, 0% due 12/1/2006 (Insured:
FGIC)	Aaa/NR	2,000,000		1,877,300
Lake County Community High School District 117 Series B, 0% due 12/1/2011 (Insured:
FGIC)	Aaa/NR	3,235,000		2,387,430
Lake County Consolidated High School Refunding, 3.00% due 12/1/2004	NR/AA-	2,370,000		2,384,457
Lake County Consolidated High School Refunding, 3.25% due 12/1/2005	NR/AA-	2,990,000		3,045,225
McHenry & Kane Counties Community Consolidated School District 158, 0% due 1/1/2010
(Insured: FGIC)	Aaa/AAA	1,000,000		808,090
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding
Series A-2002, 6.00% due 6/15/2007 (McCormick Place Exposition Project; Insured:
AMBAC)	Aaa/AAA	1,250,000		1,365,175
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding
Series A-2002, 6.00% due 6/15/2007 pre-refunded 6/15/2006 @102 (McCormick Place
Exposition Project; Insured: AMBAC)	Aaa/AAA	3,750,000		4,057,050
Naperville City, Du Page & Will Counties Economic Development Revenue, 6.10% due
5/1/2008 (Hospital & Health System Association Project; LOC: American National
Bank)	NR/A-1	2,445,000		2,541,675
Peoria Public Building Commission School District Facilities Revenue, 0% due
12/1/2007 (Insured: FGIC)	Aaa/NR	1,100,000		989,175
University of Illinois Revenue, 0% due 10/1/2006 (Insured: MBIA)	Aaa/AAA	6,300,000		5,954,445
Indiana			(4.30%)
Allen County Economic Development Revenue, 5.00% due 12/30/2012 (Indiana Institute
of Technology Project)	NR/NR	1,370,000		1,409,168
Allen County Economic Development Revenue First Mortgage, 5.20% due 12/30/2005
(Indiana Institute of Technology Project)	NR/NR	965,000		1,003,426
Allen County Economic Development Revenue First Mortgage, 5.30% due 12/30/2006
(Indiana Institute of Technology Project)	NR/NR	690,000		727,626
Allen County Economic Development Revenue First Mortgage, 5.60% due 12/30/2009
(Indiana Institute of Technology Project)	NR/NR	1,110,000		1,188,688
Allen County Jail Building Corp. First Mortgage, 5.75% due 10/1/2010	Aa3/NR	1,115,000		1,249,079
Ball State University Revenues Student Fee Series K, 5.75% due 7/1/2012 (Insured:
FGIC)	Aaa/AAA	1,000,000		1,121,410
Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007 (Insured:
FGIC) (ETM)*	Aaa/AAA	1,085,000		1,149,015
Boonville Junior High School Building Corp. Revenue, 0% due 7/1/2010 (State Aid)	NR/A	850,000		652,264
Boonville Junior High School Building Corp. Revenue, 0% due 1/1/2011 (State Aid)	NR/A	850,000		630,377
Boonville Junior High School Building Corp. Revenue Refunding, 0% due 7/1/2011
(State Aid)	NR/A	950,000		687,591
Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009 (Insured: AMBAC)	Aaa/AAA	1,175,000		1,266,438
Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010 (Insured: AMBAC)	Aaa/AAA	1,135,000		1,225,369
Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (Insured: AMBAC)
(ETM)*	Aaa/AAA	910,000		1,007,261
Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage (State Aid), 0%
due 1/15/2006	NR/A	1,860,000		1,779,443
Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage Refunding, 0%
due 7/5/2008 (Insured: MBIA)	Aaa/AAA	1,860,000		1,624,580
Evansville Vanderburgh School Building Corp. First Mortgage, 5.00% due 1/15/2008
(Insured: FSA)	Aaa/AAA	965,000		1,028,777
Goshen Multi School Building Corp. First Mortgage, 5.20% due 7/15/2007 (Insured:
MBIA)	Aaa/AAA	965,000		1,034,634
Hammond Multi-School Building Corp. First Mortgage Refunding Bond Series 1997,
6.00% due 7/15/2008 (Lake County Project)	NR/A	2,305,000		2,491,843
Huntington Economic Development Revenue, 6.00% due 11/1/2006 (United Methodist
Membership Project)	NR/NR	390,000		412,503
Huntington Economic Development Revenue, 6.15% due 11/1/2008 (United Methodist
Membership Project)	NR/NR	700,000		755,048
Huntington Economic Development Revenue, 6.20% due 11/1/2010 (United Methodist
Membership Project)	NR/NR	790,000		837,037
Indiana Health Facility Financing Authority Hospital Revenue, 5.75% due 11/1/2005
(Daughters of Charity Project) (ETM)*	Aaa/NR	180,000		185,200
Indiana Health Facility Financing Authority Hospital Revenue Series D, 5.00% due
11/1/2026 pre-refunded 11/1/2007	Aaa/NR	1,265,000		1,331,084
Indiana State Educational Facilities Authority Revenue, 5.75% due 10/1/2009
(University of Indianapolis Project)	NR/A-	670,000		731,975
Indiana University Revenues Refunding, 0% due 8/1/2007 (Insured: AMBAC)	Aaa/AAA	2,500,000		2,280,700
Indianapolis Airport Authority Revenue Refunding Series A, 5.75% due 7/1/2005
(Insured: FGIC)	Aaa/AAA	1,000,000		1,040,100
Indianapolis Airport Authority Revenue Refunding Series A, 5.35% due 7/1/2007
(Insured: FGIC)	Aaa/AAA	1,100,000		1,176,417
Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due
7/1/2005 (ETM)*	Aa2/NR	1,220,000		1,199,589
Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due
7/1/2006 (ETM)*	Aa2/NR	1,240,000		1,184,250
Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2004 (Ogden Martin
Systems, Inc. Project; Insured: AMBAC)	Aaa/AAA	2,200,000		2,245,518
Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2006 (Ogden Martin
Systems, Inc. Project; Insured: AMBAC)	Aaa/AAA	2,000,000		2,183,020
Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2008 (Insured:
FGIC)	Aaa/AAA	855,000		948,802
Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2009 (Insured:
FGIC)	Aaa/AAA	455,000		510,478
Merrillville Multi School Building Corp. Refunding First Mortgage, 6.55% due
7/1/2005 (Insured: MBIA)	Aaa/AAA	890,000		932,462
Monroe County Community School Building Corp. Revenue Refunding, 5.00% due
1/15/2007 (Insured: AMBAC)	Aaa/AAA	625,000		661,244
North Adams Community Schools, 3.50% due 7/15/2004 (Insured: FSA)	Aaa/AAA	405,000		405,336
North Adams Community Schools, 4.00% due 7/15/2005 (Insured: FSA)	Aaa/AAA	940,000		962,175
North Central Campus School Building Corp. Indiana, 4.50% due 7/10/2005 (Insured:
AMBAC)	Aaa/AAA	1,070,000		1,100,506
Northwest Allen Building Corp. First Mortgage, 5.30% due 12/1/2005 (Insured: MBIA)	Aaa/AAA	684,000		706,846
Peru Community School Corp. Refunding First Mortgage, 0% due 7/1/2010	NR/A	835,000		640,754
Plymouth Multi School Building Corp. Refunding, 5.50% due 7/1/2005 (Plymouth
Community School Project; Insured: MBIA)	Aaa/AAA	1,655,000		1,688,481
Rockport Pollution Control Revenue Series C, 2.625% due 4/1/2025 put 10/1/2006
(Indiana Michigan Power Co. Project)	Baa2/BBB	4,000,000		3,955,760
Vigo County Elementary School Building Corp. Refunding & Improvement First
Mortgage, 4.00% due 1/10/2006 (Insured: FSA)	Aaa/AAA	1,540,000		1,582,180
Vigo County Elementary School Building Corp. Refunding & Improvement First
Mortgage, 4.00% due 1/10/2008 (Insured: FSA)	Aaa/AAA	1,635,000		1,690,165
Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010 (State Aid)	NR/AA-	995,000		1,095,395
Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011 (State Aid)	NR/AA-	1,095,000		1,207,336
West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2011 (Insured:
FGIC)	Aaa/AAA	2,080,000		2,340,249
Westfield Elem. School Building Corp. First Mortgage Series 1997, 6.80% due
7/15/2007 (Insured: AMBAC) (ETM)*	Aaa/AAA	1,820,000		2,032,285
Iowa			(2.10%)
Ankeny Community School District Sales & Services Tax Revenue, 5.00% due 7/1/2010	NR/A+	2,900,000		3,083,628
Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put 12/1/2005 (Des
Moines Parking Associates Project; LOC: Wells Fargo Bank)	NR/NR	3,515,000		3,520,519
Iowa Finance Authority Commercial Development Revenue Refunding, 5.75% due 4/1/2014
put 4/1/2010 (Governor Square Project; Insured: AXA)	NR/AA	6,650,000		6,992,142
Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007 (Iowa Health
Services Project)	A1/NR	435,000		470,618
Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009 (Iowa Health
Services Project)	A1/NR	1,765,000		1,965,680
Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010 (Iowa Health
Services Project)	A1/NR	1,955,000		2,194,507
Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011 (Iowa Health
Services Project; Insured: AMBAC)	Aaa/AAA	3,145,000		3,518,595
Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due 12/1/2007	Aa3/AA-	1,430,000		1,550,077
Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due 12/1/2010	Aa3/AA-	3,295,000		3,649,344
Iowa University of Science & Technology Revenue Refunding Series B, 5.20% due
7/1/2005 (Academic Building Project)	Aa3/A+	1,170,000		1,211,617
University of Iowa Facilities Corp. Revenue Series A, 4.875% due 6/1/2005	Aa2/AA-	390,000		401,318
Kansas			(0.60%)
Dodge Unified School District 443 Ford County, 8.25% due 9/1/2006 (Insured: FSA)	Aaa/AAA	500,000		562,170
La Cygne Environmental Improvement Refunding, 3.90% due 3/1/2015 put 8/31/2004
(Kansas City Power & Light Co. Project)	VMIG2/A-2	6,000,000		6,021,720
Wichita Water & Sewer Utility Revenue, 5.50% due 10/1/2011 (Insured: FGIC)	Aaa/AAA	1,160,000		1,246,420
Kentucky			(1.40%)
Campbell & Kenton Counties Sanitation District 1 Revenue, 6.50% due 8/1/2005 (ETM)*	Aaa/AAA	275,000		278,839
Kentucky Economic Development Finance Authority Refunding & Improvement Series A,
5.00% due 2/1/2009 (Ashland Hospital; Insured: FSA)	Aaa/AAA	1,580,000		1,695,008
Kentucky Economic Development Finance Authority Refunding & Improvement Series A,
5.00% due 2/1/2010 (Ashland Hospital; Insured: FSA)	Aaa/AAA	1,000,000		1,074,430
Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2009 converts
to 5.35% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)	Aaa/AAA	7,400,000		7,588,848
Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2010 converts
to 5.40% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)	Aaa/AAA	7,830,000		8,074,453
Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due 7/1/2006
(Insured: FGIC)	Aaa/AAA	505,000		462,120
Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*	Aaa/AAA	150,000		162,068
Louisiana			(2.80%)
Jefferson Parish Hospital District 2, 5.25% due 12/1/2015 crossover-refunded
12/1/2005 (Insured: FGIC)	Aaa/AAA	4,125,000		4,292,722
Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due
12/1/2006 (Insured: AMBAC)	Aaa/AAA	1,440,000		1,537,978
Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due
12/1/2007 (Insured: AMBAC)	Aaa/AAA	1,515,000		1,637,412
Louisiana Local Govt. Environmental Facilities & Community Dev. Auth. Multi Family
Revenue Series A, 5.00% due 9/1/2012 (Bellemont Apartments Project)	Baa1/NR	1,000,000		975,710
Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25% due 9/1/2004
(Loop LLC Project)	A3/A	1,000,000		1,007,920
Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care Center Project;
Guaranty: Archdiocese of New Orleans)	NR/NR	2,255,000		2,326,732
Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008 (Loyola
University Project)	A1/A+	1,000,000		1,100,580
Louisiana Public Facilities Authority Revenue Refunding, 5.50% due 10/1/2006
(Loyola University Project)	A1/A+	1,280,000		1,365,594
Louisiana State Correctional Facility Lease, 5.00% due 12/15/2008 (Insured: Radian)	NR/AA	7,135,000		7,594,993
Louisiana State Offshore Term Refunding Series D, 4.00% due 9/1/2023 put 9/1/2008
(Loop LLC Project)	A3/A-1	5,000,000		5,059,750
Louisiana State Offshore Terminal Authority Deepwater Port Revenue, 4.375% due
10/1/2020 put 6/1/2007 (Loop LLC Project)	A3/A-1	2,350,000		2,431,169
Louisiana State Refunding Series A, 7.75% due 8/1/2006 (Insured: MBIA)	Aaa/AAA	1,250,000		1,388,575
New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		947,970
Orleans Parish School Board, 0% due 2/1/2008 (ETM)*	Aaa/AAA	5,050,000		4,229,880
St. Charles Parish Pollution Control Revenue Variable Refunding Series A, 4.90% due
6/1/2030 put 6/1/2005 (Entergy Louisiana Inc. Project)	Baa3/BBB-	3,000,000		3,047,640
Maine			(0.10%)
Regional Waste Systems Inc. Solid Waste Resources Recovery Revenue Series P, 6.25%
due 7/1/2010 (Insured: FSA)	Aaa/AAA	1,000,000		1,063,150
Maryland			(0.50%)
Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)	Aaa/AAA	580,000		684,058
Baltimore Public Improvement Series A, 7.00% due 10/15/2006 (Insured: MBIA)	Aaa/AAA	2,050,000		2,263,876
Howard County Retirement Community Revenue Series A, 7.25% due 5/15/2015
pre-refunded 5/15/2010	NR/AAA	1,000,000		1,203,590
Howard County Retirement Community Revenue Series A, 7.875% due 5/15/2021
pre-refunded 5/15/2010	NR/AAA	2,500,000		3,086,775
Massachusetts			(1.70%)
Boston Economic Development & Industrial Corp., 5.15% due 7/1/2025 put 7/1/2005
(LOC: Fleet National Bank)	Aa3/NR	2,000,000		2,053,240
Massachusetts Development Finance Agency Resource Recovery Revenue Series A, 5.50%
due 1/1/2011 (Insured: MBIA)	Aaa/AAA	3,470,000		3,815,438
Massachusetts Industrial Finance Agency Pollution Control Revenue Refunding, 5.875%
due 8/1/2008 (Eastern Edison Co. Project)	A2/A	1,000,000		1,023,260
Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018 pre-refunded
2/15/2006 @ 102 (Glenmeadow Retirement Project)	NR/NR	1,000,000		1,110,980
Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue, 5.00%
due 7/1/2005 (Stony Brook Intermediate Project A; Insured: MBIA)	Aaa/AAA	900,000		929,592
Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue Number
1-Series A, 5.00% due 7/1/2007 (Nuclear Mix Project; Insured: MBIA)	Aaa/AAA	4,000,000		4,260,080
Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue Series
A, 5.00% due 7/1/2005 (Stony Brook Peaking Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,032,880
Massachusetts State Health & Education Facility, Daughters of Charity, Series D,
5.50% due 7/1/2004 (ETM)*	Aaa/AA+	515,000		515,062
Massachusetts State Health & Educational Series H, 5.375% due 5/15/2012 (New
England Medical Center Hospital Project; Insured: FGIC)	Aaa/AAA	3,415,000		3,737,820
Massachusetts State Refunding Series A, 5.375% due 8/1/2008	Aa2/AA-	1,000,000		1,086,490
Massachusetts State Refunding Series A, 6.00% due 11/1/2008	Aa2/AA-	1,000,000		1,112,300
Massachusetts State Refunding Series A, 5.50% due 1/1/2010	Aa2/AA-	1,500,000		1,649,760
Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)	Aaa/AAA	1,500,000		1,635,975
Michigan			(2.80%)
Dearborn Economic Development Corp. Oakwood Obligation Group Series A, 5.75% due
11/15/2015 (Insured: FGIC)	Aaa/AAA	2,450,000		2,595,971
Detroit Convention Facility, 5.25% due 9/30/2007	NR/A	1,000,000		1,065,330
Detroit Michigan Series A, 6.00% due 4/1/2007 (Insured: FGIC) (ETM)*	Aaa/AAA	1,405,000		1,533,782
Jackson County Hospital Finance Authority Hospital Revenue Series A, 5.00% due
6/1/2006 (W.A. Foote Memorial Hospital Project; Insured: AMBAC)	Aaa/NR	1,670,000		1,754,803
Kalamazoo Hospital Finance Authority Facility Revenue, 5.50% due 5/15/2005 (Bronson
Methodist Hospital Project; Insured: MBIA)	Aaa/NR	1,000,000		1,033,760
Lansing Building Authority, 6.00% due 6/1/2005 (Insured: AMBAC) (ETM)*	Aaa/AAA	1,000,000		1,006,730
Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012 (Insured: FSA)	Aaa/AAA	2,000,000		2,104,440
Michigan Hospital Finance Authority Revenue, 4.80% due 11/1/2017 pre-refunded
7/1/2004 @100	Aaa/NR	2,260,000		2,285,538
Michigan Hospital Finance Authority Revenue Series A, 5.375% due 11/15/2033 put
11/15/2007 (Ascension Health Project)	Aa2/AA	10,000,000		10,730,600
Michigan Housing Development Authority Single Family Insured Mortgage Revenue
Series A, 5.00% due 4/1/2010 (Insured: FHA/VA Mtgs)	Aa1/AA+	655,000		655,478
Michigan State Building Authority Revenue Refunding Facilities Program Series I,
5.00% due 4/15/2005	Aa2/AA	1,500,000		1,540,500
Michigan State Building Authority Revenue Refunding Facilities Program Series I,
5.00% due 10/15/2007	Aaa/AAA	4,000,000		4,285,000
Michigan State Building Authority Revenue Refunding Facilities Program Series I,
5.00% due 10/15/2008	Aaa/AAA	4,000,000		4,312,880
Michigan State Job Development Authority Pollution Control Revenue, 5.55% due
4/1/2009 (General Motors Corp. Project; Guaranty: GM)	Baa1/BBB	1,000,000		1,001,160
Missouri State Health & Educational Facilities Authority Revenue Series A, 5.00%
due 6/1/2011	NR/AA-	1,000,000		1,062,810
Oakland County Economic Development Corp. Limited, 5.50% due 6/1/2014 (LOC: First
of America Bank-Central)	A1/NR	1,000,000		1,100,440
Oxford Area Community School District, 5.00% due 5/1/2012 (Guaranty: School Bond
Loan Fund)	Aa1/AA+	800,000		861,448
Minnesota			(1.20%)
Breckenridge Health Facilities Revenue Catholic Health Corp., 5.25% due 11/15/2013
(Insured: MBIA)	Aaa/AAA	1,000,000		1,022,750
Minneapolis Refunding Series B, 5.15% due 3/1/2009	Aa1/AAA	5,000,000		5,187,700
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2011 (Healthpartners
Obligation Group Project)	Baa1/BBB+	3,130,000		3,260,740
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2012 (Healthpartners
Obligation Group Project)	Baa1/BBB+	1,000,000		1,031,730
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2013 (Healthpartners
Obligation Group Project)	Baa1/BBB+	1,500,000		1,530,885
Osseo Independent School District 279 Crossover Refunding Series B, 5.00% due
2/1/2006	Aa2/NR	1,915,000		2,001,635
Southern Minnesota Municipal Power Agency Revenue Refunding Series A, 5.00% due
1/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,042,980
University of Minnesota Refunding Series A, 5.50% due 7/1/2006	Aa2/AA	1,450,000		1,543,539
Mississippi			(0.30%)
Gautier Utility District Systems Revenue Refunding, 5.50% due 3/1/2012 (Insured:
FGIC)	Aaa/NR	1,020,000		1,134,373
Hattiesburg Water & Sewer Revenue Refunding Systems, 5.20% due 8/1/2006 (Insured:
AMBAC)	Aaa/AAA	700,000		735,574
Mississippi Hospital Equipment & Facilities Authority Revenue, 6.50% due 5/1/2006
(Refunding Mississippi Baptist Medical Center; Insured: MBIA)	Aaa/AAA	1,000,000		1,053,730
Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007 (FNMA: Collateralized)	NR/A1+	930,000		952,729
Missouri			(0.60%)
Jackson County Public Building Corp. Leasehold Revenue Series 1996, 6.00% due
12/1/2004 (Capital Improvement Project; Insured: MBIA)	Aaa/AAA	425,000		433,139
Missouri Development Finance Board Healthcare Facilities Revenue Series A, 4.80%
due 11/1/2012 (Lutheran Home Aged Project; LOC: Commerce Bank)	A2/NR	1,275,000		1,292,710
Platte County Certificates of Participation, 5.00% due 9/1/2008	NR/AA-	1,530,000		1,638,049
Springfield Certificates of Participation, 5.20% due 6/1/2006 (Law Enforcement
Communication Project)	Aa3/NR	840,000		884,167
Springfield Certificates of Participation, 5.25% due 6/1/2007 (Law Enforcement
Communication Project)	Aa3/NR	840,000		897,187
St. Louis County Refunding, 5.00% due 8/15/2007 (Convention & Sports Facility
Project B 1)	Aaa/AAA	2,495,000		2,663,537
Montana			(1.10%)
Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032 put 12/30/2008
(Insured: AMBAC)	Aaa/AAA	11,440,000		12,173,304
Forsyth Pollution Control Revenue Refunding, 5.20% due 5/1/2033 put 5/1/2009
(Portland General Project)	Baa2/BBB+	2,500,000		2,597,275
Nebraska			(1.40%)
Lancaster County School District 1, 4.00% due 7/15/2007 (Lincoln Public School
Project)	Aa2/AAA	1,995,000		2,074,840
Madison County Hospital Authority Revenue 1, 5.25% due 7/1/2010 (Faith Regional
Health Services Project; Insured: Radian)	NR/AA	1,455,000		1,567,282
Madison County Hospital Authority Revenue 1, 5.50% due 7/1/2012 (Faith Regional
Health Services Project; Insured: Radian)	NR/AA	1,625,000		1,761,923
Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50% due
12/1/2025 put 12/1/2005 (Willow Park Apartments Project; Collateralized: FNMA)	NR/AAA	2,655,000		2,715,056
Nebraska Public Power District Revenue General Series A, 5.25% due 1/1/2007
(Insured: MBIA)	Aaa/AAA	1,400,000		1,491,434
Omaha Public Power District Nebraska Electric Revenue Refunding Systems B, 5.00%
due 2/1/2013	Aa2/AA	5,000,000		5,374,350
Omaha Public Power District Nebraska Electric Revenue Series A, 7.50% due 2/1/2006
(ETM)*	NR/AA	2,095,000		2,207,962
University of Nebraska Facilities Corp., 5.00% due 7/15/2008	Aa2/AA-	1,500,000		1,612,125
Nevada			(1.60%)
Colorado River Commission Power Delivery A, 7.00% due 9/15/2008	Aa2/AA	840,000		946,361
Humboldt County Pollution Control Revenue Refunding, 6.55% due 10/1/2013 (Sierra
Pacific Project; Insured: AMBAC)	Aaa/AAA	5,000,000		5,213,500
Las Vegas Special Refunding Local Improvement District 707 Series A, 5.125% due
6/1/2011 (Insured: FSA)	Aaa/AAA	1,770,000		1,899,670
Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due 4/1/2008
(Collateralized: FNMA)	NR/AAA	1,470,000		1,498,445
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.75% due
1/15/2009 (Insured: Radian)	NR/AA	1,000,000		1,088,540
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.75% due
1/15/2010 (Insured: Radian)	NR/AA	1,000,000		1,092,300
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.75% due
1/15/2011(Insured: Radian)	NR/AA	1,285,000		1,398,671
Washoe County Hospital Facility Revenue Series 1993 A, 6.00% due 6/1/2015 (Washoe
Medical Center Project)	A3/A-	5,000,000		5,049,950
Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)	Aaa/AAA	3,500,000		3,820,775
New Hampshire			(0.30%)
New Hampshire General Obligation, 0% due 7/1/2004	Aa2/AA	500,000		499,980
New Hampshire Industrial Development Authority Revenue, 5.50% due 12/1/2009 put
12/1/2004 (Central Vermont Public Services Project; LOC: Citizens Bank)	NR/AA-	2,485,000		2,512,161
New Hampshire Municipal Bond Bank Refunding Series A-2, 4.60% due 7/15/2004
(Insured: MBIA)	Aaa/AAA	1,650,000		1,652,129
New Jersey			(1.60%)
New Jersey State Transport Trust Fund Authority Series C, 5.00% due 6/15/2007
(Transportation Systems Project)	Aa3/AA-	3,000,000		3,192,150
New Jersey State Transport Trust Fund Authority Series C, 5.00% due 6/15/2008
(Transportation Systems Project)	Aa3/AA-	5,000,000		5,361,650
New Jersey State Transport Trust Fund Authority Series C, 5.00% due 6/15/2009
(Transportation Systems Project)	Aa3/AA-	5,000,000		5,382,250
New Jersey State Turnpike Authority Revenue Refunding Series A, 5.50% due 1/1/2006
(Insured: MBIA)	Aaa/AAA	3,015,000		3,166,323
Newark Housing Authority Port Authority Rental Backed, 3.50% due 1/1/2006 (Newark
Marine Terminal Redevelopment Project; Insured: MBIA)	Aaa/AAA	1,780,000		1,815,884
Newark Housing Authority Port Authority Rental Backed, 5.00% due 1/1/2007 (Newark
Marine Terminal Redevelopment Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,058,290
Newark Housing Authority Port Authority Rental Backed, 5.00% due 1/1/2010 (Newark
Marine Terminal Redevelopment Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,080,730
Pequannock River Basin Regional Sewage Authority Refunding Series M, 5.00% due
12/1/2006 (Sewer Revenue Project; Insured: MBIA)	Aaa/NR	1,515,000		1,576,191
New Mexico			(2.10%)
Albuquerque Airport Revenue Adjustment Refunding Subordinated, 1.05% due 7/1/2014
put 7/7/2004 (Insured: AMBAC) (weekly demand notes)	VMIG1/A-2	1,700,000		1,700,000
Albuquerque Joint Water & Sewage Systems Refunding Series A, 4.50% due 7/1/2004	Aa3/AA	1,685,000		1,685,152
Farmington Pollution Control Revenue, 1.06% due 9/1/2024 put 7/1/2004 (LOC:
Barclays Bank) (daily demand notes)	P1/A1+	5,000,000		5,000,000
New Mexico Highway Commission Revenue Subordinated Lien Tax Series B, 5.00% due
6/15/2011 (Insured: AMBAC)	Aaa/AAA	4,865,000		5,245,783
New Mexico State, 4.00% due 3/1/2005	Aa1/AA+	1,350,000		1,372,626
New Mexico State, 4.00% due 9/1/2005	Aa1/AA+	8,000,000		8,210,400
New Mexico State Refunding Series B, 5.00% due 9/1/2005	Aa1/AA+	1,000,000		1,037,830
New Mexico State Severance Tax, 5.00% due 7/1/2005	Aa2/AA	2,650,000		2,737,397
New Mexico State University Revenues Refunding & Improvement, 4.00% due 4/1/2006
(Insured: FSA)	Aaa/AAA	1,260,000		1,299,627
New York			(7.00%)
Brookhaven Industrial Development Agency Civic Facility Revenue, 4.375% due
11/1/2031 put 11/1/2006(Methodist Retirement Community Project; LOC: Northfork
Bank)	A2/A-	1,625,000		1,664,406
Hempstead Town Industrial Development Agency Refunding, 5.00% due 12/1/2008
(American Fuel Co. Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,060,590
Hempstead Town Industrial Development Agency Resources Recovery Revenue Refunding,
5.00% due 12/1/2007 (American Ref-Fuel Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,068,210
Long Island Power Authority Electric Systems Revenue General Series A, 6.00% due
12/1/2007 (Insured: AMBAC)	Aaa/AAA	1,500,000		1,651,575
Long Island Power Authority General Series B, 5.00% due 12/1/2006	Baa1/A-	7,000,000		7,379,540
Metropolitan Transportation Authority New York Revenue Series B, 5.00% due
11/15/2007	A2/A	8,000,000		8,491,920
Metropolitan Transportation Authority New York Service Series B, 5.25% due 7/1/2007	A3/AA-	4,535,000		4,856,894
Monroe County Industrial Development Agency, 5.375% due 6/1/2007 (St. John Fisher
College Project; Insured: Radian)	NR/AA	1,050,000		1,123,616
New York City Housing Development Corp. Multi Family Housing Revenue Refunding
Series A, 5.50% due 11/1/2009	Aa2/AA	710,000		724,236
New York City Industrial Development Agency Civic Facility, 5.25% due 6/1/2011
(Lycee Francais De New York Project Series A; Insured: ACA)	NR/A	2,215,000		2,311,153
New York City Industrial Development Agency Civic Facility, 5.25% due 6/1/2012
(Lycee Francais De New York Project Series A; Insured: ACA)	NR/A	2,330,000		2,424,295
New York City Refunding Series H, 1.03% due 8/1/2021 put 7/1/2004 (Insured: FSA)
(daily demand notes)	VMIG1/A1+	1,400,000		1,400,000
New York City Transitional Refunding Future Tax Secured Series A, 4.50% due
11/1/2004	Aa2/AA+	1,500,000		1,515,585
New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley Physicians
Project; Insured: Connie Lee)	NR/AAA	1,040,000		1,136,782
New York Dormitory Authority Revenues, 6.00% due 9/1/2008 pre-refunded 9/1/2005
(Norton Healthcare Project)	NR/AA	1,645,000		1,672,471
New York Dormitory Authority Revenues Mental Health Services Facilities Improvement
B, 5.00% due 8/15/2010 (Insured: MBIA)	Aaa/AAA	1,600,000		1,733,328
New York Dormitory Authority Revenues Series B, 5.25% due 11/15/2026 put 5/15/2012
(Insured: AMBAC)	Aaa/AAA	4,000,000		4,291,440
New York Medical Care Facilities Finance Agency Revenue, 6.40% due 11/1/2014
(Insured: FSA)	Aaa/AAA	560,000		562,106
New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)	Aaa/AAA	1,000,000		1,112,060
New York Series B, 1.06% due 8/15/2018 put 7/1/2004 (daily demand notes)	VMIG1/A1+	1,300,000		1,300,000
New York State Dormitory Authority Revenues, 5.875% due 7/1/2005 (Teresian House
Project; LOC: Fleet Bank)	Aa3/NR	1,000,000		1,039,400
New York State Dormitory Authority Revenues, 4.00% due 12/15/2005	NR/AA	15,100,000		15,549,074
New York State Dormitory Authority Revenues, 5.00% due 7/1/2007 (City University
Systems Project)	A3/AA-	3,500,000		3,713,010
New York State Dormitory Authority Revenues, 5.50% due 7/1/2012 (South Nassau
Community Hospital B Project)	Baa1/NR	1,820,000		1,958,902
New York State Dormitory Authority Revenues, 5.50% due 7/1/2013 (South Nassau
Community Hospital B Project)	Baa1/NR	1,500,000		1,604,880
New York State Dormitory Authority Revenues Refunding, 5.00% due 2/15/2010
(Hospital Wyckoff Heights Project; Insured: AMBAC)	Aaa/AAA	4,870,000		5,197,069
New York State Medical Care Facilities Finance Agency Revenue Bonds Series F, 6.20%
due 8/15/2015 pre-refunded 8/15/05 @102 (Insured: FHA)	Aa2/AA	1,175,000		1,256,992
New York State Urban Development Corp. Revenue Refunding Facilities A, 6.50% due
1/1/2011 (Correctional Capital Project; Insured: FSA)	Aaa/AAA	2,500,000		2,912,275
New York Thruway Authority General Revenue Special Obligation, 0% due 1/1/2006	NR/A-	1,320,000		1,268,045
New York Urban Development Corp. Revenue University Facilities Grants, 6.00% due
1/1/2006	A3/AA-	255,000		269,053
New York Urban Development Corp. Series 7, 6.00% due 1/1/2006	A3/AA-	3,425,000		3,613,752
Oneida County Industrial Development Agency Series C, 6.00% due 1/1/2009 (Civic
Facility Faxton Hospital Project; Insured: Radian)	NR/AA	710,000		785,537
Tobacco Settlement Financing Corp. Asset Backed Series B 1C, 5.25% due 6/1/2013	NR/AA-	2,000,000		2,080,220
Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C, 5.00%
due 6/1/2012 (Secured: State Contingency Contract)	NR/AA-	2,000,000		2,067,200
Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C, 5.25%
due 6/1/2012 (Secured: State Contingency Contract)	NR/AA-	1,000,000		1,038,220
Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series B-1C, 5.25%
due 6/1/2013 (Insured: XLCA)	Aaa/AAA	2,000,000		2,095,700
Yonkers New York Series B, 4.00% due 10/15/2009 (Insured: FSA)	Aaa/AAA	2,055,000		2,115,376
North Carolina			(2.50%)
Cabarrus County Certificates of Participation Installment Financing Contract, 4.50%
due 2/1/2007	Aaa/AAA	1,100,000		1,152,096
Charlotte Certificates of Participation Series B, 5.00% due 6/1/2006 (FY Project)	Aa1/AA+	1,000,000		1,051,170
Gastonia Housing Corp. First Lien Rev Series A, 5.75% due 7/1/2004 (Golfview
Village Square Apartment Project)	NR/A-	70,000		70,000
Macon County Certificates of Participation, 4.00% due 6/1/2007 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,035,840
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
Series A, 5.00% due 4/1/2007 (Johnson & Wales University Project; Insured: XLCA)	Aaa/AAA	925,000		981,037
North Carolina Eastern Municipal Power Agency Power Systems Revenue, 6.125% due
1/1/2009 (Insured: MBIA)	Aaa/AAA	2,860,000		3,201,856
North Carolina Eastern Municipal Power Agency Power Systems Revenue Refunding
Series D, 5.375% due 1/1/2011	Baa2/BBB	3,000,000		3,189,990
North Carolina Eastern Municipal Power Agency Power Systems Revenue Series C, 5.25%
due 1/1/2012	Baa2/BBB	650,000		684,983
North Carolina Eastern Municipal Power Agency Power Systems Series A, 5.50% due
1/1/2012	Baa2/BBB	1,000,000		1,069,650
North Carolina Eastern Municipal Power Agency Power Systems Series C, 5.25% due
1/1/2013	Baa2/BBB	1,055,000		1,108,109
North Carolina Medical Care Commission, 5.00% due 6/1/2006 (Rex Healthcare Project;
Insured: AMBAC)	Aaa/AAA	1,350,000		1,421,428
North Carolina Municipal Power Agency 1 Catawba Electric Revenue, 6.00% due
1/1/2010 (Insured: MBIA)	Aaa/AAA	2,400,000		2,704,344
North Carolina Municipal Power Agency 1 Catawba Electric Revenue Series A, 5.50%
due 1/1/2013	Baa1/BBB+	2,505,000		2,702,394
North Carolina Municipal Power Agency 1 Catawba Electric Revenue Series B, 6.375%
due 1/1/2013	Baa1/BBB+	1,000,000		1,112,270
North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007 (Insured: MBIA)	Aaa/AAA	3,400,000		3,678,358
North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008 (Insured: MBIA)	Aaa/AAA	3,900,000		4,290,390
North Carolina State Certificates of Participation Series B, 5.00% due 6/1/2009
(Repair & Renovation Project)	Aa2/AA+	2,000,000		2,155,060
Raleigh Durham Airport Authority Airport Revenue Series A, 5.50% due 11/1/2006
(Insured: FGIC)	Aaa/NR	2,000,000		2,140,860
University of North Carolina Systems Pool Revenue Refunding Series B, 5.00% due
4/1/2012 (Insured: AMBAC)	Aaa/AAA	1,030,000		1,120,197
North Dakota			(0.10%)
Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due 8/15/2005
(Altru Health System Project; Insured: MBIA)	Aaa/AAA	910,000		954,581
Ohio			(2.50%)
Bellefontaine Hospital Revenue Refunding, 6.00% due 12/1/2013 (Mary Rutan Health
Associates Project)	NR/BBB+	2,205,000		2,254,635
Cleveland Cuyahoga County Port Authority Revenue, 6.00% due 11/15/2010	NR/NR	3,995,000		4,236,857
Cuyahoga County Hospital Revenue Refunding Series A, 4.75% due 2/15/2008
(Metrohealth Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,061,240
Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due 1/15/2006
(University Hospital Health Systems Project)	Baa1/A	2,255,000		2,375,259
Hudson City Library Improvement, 6.35% due 12/1/2011	Aa1/NR	1,400,000		1,620,822
Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011	Aa2/NR	520,000		553,654
Lorain County Hospital Revenue Refunding Catholic Healthcare Partners B, 6.00% due
9/1/2008 (Insured: MBIA)	Aaa/AAA	1,200,000		1,318,428
Mahoning Valley District Water Refunding, 5.85% due 11/15/2008 (Insured: FSA)	Aaa/AAA	1,300,000		1,447,810
Mahoning Valley District Water Refunding, 5.90% due 11/15/2009 (Insured: FSA)	Aaa/AAA	770,000		867,467
Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health Initiatives
Project)	Aa2/AA	2,250,000		2,477,723
Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health Initiatives
Project)	Aa2/AA	2,385,000		2,640,457
Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health Initiatives
Project)	Aa2/AA	1,530,000		1,706,195
Montgomery County Solid Waste Revenue, 6.00% due 11/1/2005 (Insured: MBIA)	Aaa/AAA	1,000,000		1,055,120
Ohio State Building Authority Refunding Adult Corrections Facilities, 5.00% due
10/1/2006 (Insured: FSA)	Aaa/AAA	2,000,000		2,119,180
Ohio State Highway Capital Improvement Series C, 5.00% due 5/1/2006	Aa1/AAA	1,000,000		1,051,750
Ohio State Unlimited Tax General Obligation Series A, 5.75% due 6/15/2010	Aa1/AA+	5,000,000		5,587,250
Plain Local School District Capital Appreciation, 0% due 12/1/2006 (Insured: FGIC)	Aaa/NR	680,000		638,996
Plain Local School District Capital Appreciation, 0% due 12/1/2007 (Insured: FGIC)	Aaa/NR	845,000		762,680
Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary’s Educational Institute
Project; Insured: Radian)	NR/AA	975,000		1,076,244
Oklahoma			(2.30%)
Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2006 (Insured:
FSA)	Aaa/NR	1,235,000		1,323,500
Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2007 (Insured:
FSA)	Aaa/NR	1,340,000		1,468,439
Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010 (Insured: MBIA)	Aaa/NR	660,000		708,965
Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A,
5.75% due 8/15/2007 (Insured: MBIA)	Aaa/AAA	2,380,000		2,589,416
Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A,
6.00% due 8/15/2010 (Insured: MBIA)	Aaa/AAA	2,340,000		2,613,663
Oklahoma Development Finance Authority Health Facilities Revenue, 5.75% due
6/1/2011 (Insured: AMBAC)	Aaa/AAA	740,000		827,054
Oklahoma Development Finance Authority Hospital Revenue Refunding, 5.00% due
10/1/2012 (Unity Health Center Project)	NR/BBB+	1,070,000		1,089,474
Oklahoma Development Finance Authority Hospital Revenue Series A, 5.25% due
12/1/2011 (Duncan Regional Hospital Project)	NR/A-	1,215,000		1,294,048
Oklahoma Development Finance Authority Hospital Revenue Series A, 5.25% due
12/1/2012 (Duncan Regional Hospital Project)	NR/A-	1,330,000		1,404,267
Oklahoma Development Finance Authority Hospital Revenue Series A, 5.25% due
12/1/2013 (Duncan Regional Hospital Project)	NR/A-	1,250,000		1,306,338
Oklahoma Housing Development Authority Revenue Lease Purchase Program Series A,
5.10% due 11/1/2005	Aa3/NR	5,000,000		5,200,450
Oklahoma State Industrial Authority Revenue Refunding Integris Health System, 5.50%
due 8/15/2005 (Insured: MBIA)	Aaa/AAA	1,000,000		1,041,480
Tulsa County Independent School Building, 4.00% due 6/1/2008	Aa3/NR	2,750,000		2,850,622
Tulsa County Independent School District, 4.50% due 8/1/2006	Aa3/A+	2,650,000		2,770,575
Tulsa County Industrial Authority Capital Series B, 4.00% due 5/15/2005	NR/AA	1,500,000		1,531,155
Tulsa County Industrial Authority Capital Series B, 4.00% due 5/15/2006	NR/AA	2,000,000		2,065,180
Tulsa Metropolitan Utility Authority Water Series A, 5.60% due 11/1/2004	NR/AA	1,000,000		1,013,870
Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding
Series 1994, 5.45% due 11/1/2004 (Ogden Martin Systems of Tulsa Project; Insured:
AMBAC)	Aaa/AAA	750,000		759,660
Oregon			(0.50%)
Clackamas County Hospital Facility Authority Revenue Refunding, 5.00% due 5/1/2008
(Legacy Health Systems Project)	Aa3/AA	4,000,000		4,259,760
Medford Hospital Facilities Authority Revenue Series A, 5.25% due 8/15/2006 (Asante
Health Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,060,730
Salem Hospital Facility Authority Revenue, 5.25% due 8/15/2014 (Salem Hospital
Project)	NR/AA-	1,000,000		1,022,510
Salem Oregon Water & Sewer Revenue, 6.00% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	750,000		779,887
Pennsylvania			(2.60%)
Allegheny County Hospital Development Health Series B, 6.30% due 5/1/2009 (South
Hills Health System Project)	Baa1/NR	1,505,000		1,560,805
Allegheny County Hospital Development Refunding, 4.40% due 11/1/2005 (Health Center
UPMC Health Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,033,200
Allegheny County Ind. Development Authority Health & Housing Facilities Revenue
Refunding Series B, 1.14% due 7/1/2029 put 7/1/2004 (Longwood Project; Insured:
Radian) (daily demand notes)	NR/A1+	4,700,000		4,700,000
Central Bucks School District Refunding, 5.50% due 11/15/2009 (State Aid
Withholding)	A1/NR	1,325,000		1,385,341
Delaware County Pennsylvania Authority Revenue, 5.50% due 11/15/2007 (Insured:
AMBAC)	Aaa/AAA	1,000,000		1,081,480
Delaware County Pollution Control Refunding Series A, 5.20% due 4/1/2021 put
10/1/2004 (Peco Energy Co. Project)	A3/BBB+	4,250,000		4,280,557
Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009	Aa3/AA-	1,000,000		1,081,860
Manheim Township School Authority School Revenue Series 1978, 6.625% due 12/1/2007
pre-refunded 12/1/2005	NR/AAA	1,605,000		1,703,451
Montgomery County Higher Education & Health Authority, 6.25% due 7/1/2006	Baa3/NR	730,000		754,842
Montgomery County Higher Education & Health Authority, 6.375% due 7/1/2007	Baa3/NR	550,000		574,816
Montgomery County Industrial Development Authority Pollution Control Revenue Series
A, 5.20% due 10/1/2030 put 10/1/2004 (Peco Energy Co. Project)	A2/BBB+	2,000,000		2,014,380
Pennsylvania Higher Educational Facilities Authority Health Services Revenue, 5.50%
due 1/1/2009 (University of Pennsylvania Health Systems Project)	A3/A	1,500,000		1,556,445
Pennsylvania Higher Educational Facility Series A, 6.00% due 1/1/2005 (University
of Pennsylvania Health Systems Project)	A3/A	750,000		766,155
Pennsylvania State Higher Educational Facilities Authority, 7.00% due 1/1/2009
(University of Pennsylvania Project)	A3/A	4,500,000		4,606,290
Pennsylvania State Higher Educational Facilities Authority Revenue, 4.00% due
11/1/2032 put 11/1/2005 (LOC: Allied Irish Banks PLC)	VMIG1/NR	1,500,000		1,541,670
Pennsylvania State Second Series, 5.25% due 10/1/2008	Aa2/AA	900,000		980,622
Philadelphia Hospital & Higher Education Facilities Authority Revenue, 5.50% due
5/15/2006 (Jefferson Health Systems Project)	Aa3/AA-	1,000,000		1,050,920
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due 7/1/2008
(Latrobe Area Hospital Project; Insured: AMBAC)	Aaa/AAA	1,255,000		1,344,607
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due 7/1/2009
(Latrobe Area Hospital Project; Insured: AMBAC)	Aaa/AAA	1,320,000		1,417,033
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due 7/1/2011
(Latrobe Area Hospital Project; Insured: AMBAC)	Aaa/AAA	1,400,000		1,522,892
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due 7/1/2012
(Latrobe Area Hospital Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,087,020
Rhode Island			(2.00%)
Providence Public Building Authority Refunding Series B, 5.75% due 12/15/2007
(Insured: FSA)	Aaa/AAA	1,075,000		1,177,415
Providence Public Building Authority School Project Series B, 5.00% due 12/15/2005
(Insured: MBIA)	Aaa/AAA	1,000,000		1,044,310
Providence Public Building Authority School Project Series B, 4.00% due 12/15/2006
(Insured: MBIA)	Aaa/AAA	1,000,000		1,037,500
Providence Public Building Authority School Project Series B, 4.00% due 12/15/2007
(Insured: MBIA)	Aaa/AAA	1,000,000		1,038,010
Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)	Aaa/AAA	1,880,000		2,096,313
Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due 10/1/2005 (State
Public Projects; Insured: AMBAC)	Aaa/AAA	4,455,000		4,632,398
Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due 10/1/2006 (State
Public Projects; Insured: AMBAC)	Aaa/AAA	10,085,000		10,679,107
Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010 (Providence
Place Mall Project; Insured: Radian)	NR/AA	2,075,000		2,289,182
Rhode Island State Health & Education Building, 4.50% due 9/1/2009 (Butler Hospital
Project; LOC: Fleet National Bank)	NR/AA-	1,960,000		2,042,065
Rhode Island State Health & Educational Building Corp. Revenue Hospital Financing,
5.25% due 7/1/2014 (Memorial Hospital Project; LOC: Fleet Bank)	NR/A+	1,565,000		1,632,843
South Carolina			(1.60%)
Charleston County Certificates of Participation, 6.00% due 12/1/2007 (Insured:
MBIA)	Aaa/AAA	2,050,000		2,261,949
Charleston County Certificates of Participation Refunding, 5.00% due 6/1/2007
(Charleston Public Facilities Corp. Project; Insured: MBIA)	Aaa/AAA	1,350,000		1,433,687
Kershaw County School District Series B, 4.60% due 3/1/2007	Aa1/AA+	1,445,000		1,498,971
Medical University of South Carolina Hospital Facilities Revenue, 5.50% due
7/1/2005 (ETM)*	Baa2/NR	1,000,000		1,037,320
Piedmont Municipal Power Agency Electric Revenue, 6.375% due 1/1/2006 (Insured:
FGIC)	Aaa/AAA	945,000		1,001,880
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue
Improvement, 7.125% due 12/15/2015 pre-refunded 12/15/2010 (Palmetto Health
Alliance Project)	Baa2/BBB	1,250,000		1,508,350
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue
Improvement Series A, 7.375% due 12/15/2021 pre-refunded 12/15/2010 (Palmetto
Health Alliance Project)	Baa2/BBB	2,600,000		3,174,314
South Carolina State Public Service Authority Refunding Series A, 6.50% due
1/1/2008 (Insured: MBIA)	Aaa/AAA	3,530,000		3,814,341
South Carolina State Public Service Authority Revenue Refunding Series D, 5.00% due
1/1/2006	Aa2/AA-	2,000,000		2,084,140
South Carolina State Public Service Authority Revenue Refunding Series D, 5.00% due
1/1/2007	Aa2/AA-	2,315,000		2,448,205
York County Refunding, 5.00% due 6/1/2006 (Insured: FSA)	Aaa/AAA	1,720,000		1,811,659
South Dakota			(0.40%)
South Dakota Health & Educational Facilities Authority Revenue, 5.50% due 9/1/2011
(Rapid City Regional Hospital Project; Insured: MBIA)	Aaa/AAA	1,100,000		1,212,200
South Dakota State Building Authority Lease Revenue, 6.625% due 9/1/2012
pre-refunded 9/1/2004 @100 (Insured: AMBAC)	Aaa/AAA	2,235,000		2,254,824
South Dakota State Health & Educational Facilities Authority Revenue Refunding,
6.25% due 7/1/2009 (McKennan Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,126,180
South Dakota State Health & Educational Facilities Authority Revenue Refunding,
6.00% due 7/1/2014 (McKennan Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,084,310
Tennessee			(0.50%)
Clarksville Natural Gas Refunding, 5.00% due 11/1/2004	NR/BBB+	2,420,000		2,440,812
Franklin Industrial Development Multi Family Refunding Housing Series A, 5.75% due
4/1/2010 (Insured: FSA)	Aaa/AAA	770,000		805,335
Hamilton County Industrial Development Board, 5.75% due 9/1/2005 (Insured: FGIC)	Aaa/AAA	1,000,000		1,046,230
Knox County Health Educational & Housing Facilities Board Hospital Facilities
Revenue Refunding, 5.00% due 1/1/2006 (Insured: FSA)	Aaa/AAA	2,000,000		2,082,340
Shelby County Series A, 0% due 5/1/2011 pre-refunded 5/1/2005 @ 69.561	Aa2/AA+	1,050,000		720,458
Texas			(11.20%)
Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due 1/1/2011 (Baptist St
Anthony’s Hospital Corp. Project; Insured: FSA)	Aaa/NR	1,350,000		1,479,505
Austin Texas Refunding, 5.00% due 3/1/2011	Aa2/AA+	1,000,000		1,078,610
Austin Utility Systems Revenue Refunding Comb. Series A, 5.60% due 5/15/2007
(Insured: MBIA)	Aaa/AAA	1,000,000		1,013,170
Bell County Health Facilities Development Corp. Revenue Series A, 6.25% due
8/15/2010 (Scott & White Memorial Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,137,880
Bexar County Housing Finance Corp. Multi Family Housing Revenue, 5.00% due 1/1/2011
(Insured: MBIA)	Aaa/NR	1,800,000		1,884,330
Cedar Hill Independent School District Refunding, 0% due 8/15/2010 (Guaranty: PSF)	NR/AAA	1,250,000		959,137
Clint Independent School District Refunding, 5.50% due 2/15/2011 (Guaranty: PSF)	Aaa/AAA	1,700,000		1,884,042
Clint Independent School District Refunding, 5.50% due 2/15/2012 (Guaranty: PSF)	Aaa/AAA	1,425,000		1,566,075
Coppell Independent School District Refunding, 0% due 8/15/2007 (Guaranty: PSF)	NR/AAA	3,300,000		3,005,937
Corpus Christi Business & Job Development Corp. Sales Tax Revenue, 5.00% due
9/1/2012 (Refunding & Improvement Arena Project; Insured: AMBAC)	Aaa/AAA	1,025,000		1,105,637
Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005 (Insured:
FSA)	Aaa/AAA	2,000,000		2,078,440
Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006 (Insured:
FSA)	Aaa/AAA	4,070,000		4,334,061
Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008 (Insured:
FSA)	Aaa/AAA	2,000,000		2,188,080
Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009 (Insured:
FSA)	Aaa/AAA	4,780,000		5,271,432
Dallas Tax Increment Financing Reinvestment Zone 2, 5.75% due 8/15/2006 (Insured:
Radian)	NR/AA	450,000		479,452
Duncanville Independent School District Refunding Series B, 0% due 2/15/2011
(Guaranty: PSF)	Aaa/AAA	4,945,000		3,775,458
Duncanville Independent School District Refunding Series B, 0% due 2/15/2012
(Guaranty: PSF)	Aaa/AAA	1,245,000		899,824
Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due 2/15/2011	Aa2/AA	3,800,000		4,066,494
Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011 (Tarrant & Denton
County Project)	Aa2/AA	1,390,000		1,520,201
Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)	Aaa/AAA	2,005,000		2,093,842
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Refunding,
4.20% due 11/1/2006 (Occidental Project)	Baa2/BBB+	4,000,000		4,126,400
Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due 10/1/2010
(Bayport Area Systems Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,075,680
Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due 10/1/2011
(Bayport Area Systems Project; Insured: AMBAC)	Aaa/AAA	1,000,000		1,073,100
Harlingen Consolidated Independent School, 7.50% due 8/15/2009 (Guaranty: PSF)	Aaa/AAA	750,000		895,065
Harris County Health Facilities Development Corp. Hospital Revenue Refunding
Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems Project; Insured: MBIA)	Aaa/AAA	500,000		571,665
Harris County Health Facilities Development Corp. Thermal Utility Revenue, 5.45%
due 2/15/2011 (Insured: AMBAC)	Aaa/AAA	4,410,000		4,812,501
Harris County Health Facilities Hospital Series A, 6.00% due 6/1/2010 (Memorial
Hospital Systems Project; Insured: MBIA)	Aaa/AAA	600,000		674,772
Harris County Hospital District Mortgage Revenue, 7.40% due 2/15/2010 (Insured:
AMBAC) (ETM)*	Aaa/AAA	620,000		681,070
Harris County Hospital District Mortgage Revenue Unrefunded Balance Refunding,
7.40% due 2/15/2010 (Insured: AMBAC)	Aaa/AAA	930,000		1,052,025
Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2011 (Insured:
MBIA)	Aaa/AAA	10,000,000		11,070,600
Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2012 (Insured:
MBIA)	Aaa/AAA	2,000,000		2,202,980
Harris County Refunding Toll Road Senior Lien Series B-2, 5.00% due 8/15/2021 put
8/15/2009 @100 (Insured: FGIC)	Aaa/AAA	5,000,000		5,370,000
Harris County Sports Authority Revenue Senior Lien Series G, 0% due 11/15/2010
(Insured: MBIA)	Aaa/AAA	3,260,000		2,539,736
Irving Independent School District, 0% due 2/15/2005 (Guaranty: PSF)	Aaa/AAA	1,000,000		990,270
Irving Texas Hospital Authority Revenue Series B, 5.75% due 7/1/2005 (Irving
Healthcare Systems Project; Insured: FSA)	Aaa/AAA	500,000		519,895
Lewisville Combination Contract Revenue, 4.125% due 5/1/2031 put 11/1/2006 (Special
Assessment Castle Hills Project Number 3; LOC: Wells Fargo Bank)	NR/AA	1,000,000		1,040,230
Lower Colorado River Authority Revenue Refunding & Improvement, 8.00% due 5/15/2010
(Insured: FSA)	Aaa/AAA	750,000		926,250
Matagorda County Navigation District 1 Adjusted Refunding Central Power A, 2.15%
due 5/1/2030 put 11/1/2004	Baa2/BBB	3,000,000		2,998,770
Mesquite Independent School District Refunding, 0% due 8/15/2011 (Guaranty: PSF)	NR/AAA	3,065,000		2,257,894
Midlothian Independent School District Refunding, 0% due 2/15/2008 (Guaranty: PSF)	Aaa/NR	1,415,000		1,254,228
Midlothian Independent School District Refunding, 0% due 2/15/2009 (Guaranty: PSF)	Aaa/NR	1,200,000		1,016,292
Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010 (Insured: Radian)	Baa2/AA	700,000		774,725
Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011 (Insured: Radian)	Baa2/AA	740,000		822,665
New Caney Independent School District Refunding, 0% due 2/15/2005 (Guaranty: PSF)	Aaa/AAA	2,275,000		2,253,296
North Texas Thruway Authority Dallas North Thruway Systems Revenue Refunding Series
B, 5.00% due 1/1/2038 (Insured: AMBAC)	Aaa/AAA	5,000,000		5,330,800
Red River Education Finance Corp., 2.10% due 12/1/2034 put 12/1/2007 (Parish
Episcopal School Project; LOC: Allied Irish Banks PLC)	VMIG1/NR	2,500,000		2,407,875
Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012	Baa2/BBB-	6,000,000		6,460,800
San Antonio Hotel Occupancy Revenue Refunding Series B, 5.00% due 8/15/2034 put
8/1/2008	Aaa/AAA	3,000,000		3,189,360
Socorro Independent School District Series A, 5.75% due 2/15/2011 (Guaranty: PSF)	NR/AAA	1,970,000		2,138,809
Southlake Tax Increment Certificates of Obligation Series B, 0% due 2/15/2007
(Insured: AMBAC)	Aaa/AAA	965,000		870,690
Southlake Tax Increment Certificates of Obligation Series B, 0% due 2/15/2008
(Insured: AMBAC)	Aaa/AAA	1,120,000		963,290
Southlake Tax Increment Certificates of Obligation Series B, 0% due 2/15/2009
(Insured: AMBAC)	Aaa/AAA	1,275,000		1,032,151
Southlake Tax Increment Certificates of Obligation Series B, 0% due 2/15/2010
(Insured: AMBAC)	Aaa/AAA	1,440,000		1,092,960
Southwest Texas State University Revenues Refunding, 4.90% due 8/1/2004 (Insured:
AMBAC)	Aaa/AAA	1,145,000		1,148,366
Spring Branch Independent School District, 7.50% due 2/1/2011 (Guaranty: PSF)	Aaa/AAA	500,000		609,155
Tarrant County Health Facilities, 5.875% due 11/15/2007 (Adventist/Sunbelt Health
System Project)	A3/A	580,000		629,335
Tarrant County Health Facilities, 6.00% due 11/15/2009 (Adventist/Sunbelt Health
System Project)	A3/A	650,000		719,732
Tarrant County Health Facilities, 6.10% due 11/15/2011 (Adventist/Sunbelt Health
System Project)	A3/A	730,000		813,775
Tarrant County Health Facilities Development Corp., 5.75% due 2/15/2011 (Texas
Health Resources Project; Insured: MBIA)	Aaa/AAA	1,400,000		1,536,794
Tarrant County Health Facilities Development Corp. Health Systems Revenue Series A,
5.75% due 2/15/2008 (Texas Health Resources Systems Project; Insured: MBIA)	Aaa/AAA	3,000,000		3,273,180
Texarkana Health Facilities Development Corp. Hospital Revenue, 5.75% due 10/1/2008
(Insured: MBIA)	Aaa/AAA	1,000,000		1,100,170
Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012 (Insured: MBIA)	Aaa/AAA	2,000,000		2,098,740
Texas Affordable Housing Corp. Series A, 4.85% due 9/1/2012 (Insured: MBIA)	Aaa/AAA	1,945,000		2,041,025
Texas Public Finance Authority Building Revenue State Preservation Project Series
B, 6.00% due 8/1/2011 (Insured: FSA)	Aaa/AAA	1,000,000		1,114,390
Texas State Turnpike Authority Central Texas Turnpike Systems Rev. Bond
Anticipation Note 2nd Tier, 5.00% due 6/1/2008	Aa3/AA	7,000,000		7,505,050
Town Center Improvement District Texas Sales & Hotel Occupancy Tax, 5.00% due
3/1/2006 (Insured: FGIC)	Aaa/AAA	1,000,000		1,046,190
Travis County, 5.00% due 3/1/2007	Aaa/AAA	1,000,000		1,061,050
Travis County, 5.00% due 3/1/2010	Aaa/AAA	500,000		529,960
Travis County Health Development Corp. Series A, 5.75% due 11/15/2008 (Insured:
MBIA)	Aaa/AAA	2,300,000		2,535,106
Travis County Health Facilities Development Corp. Revenue Ascension Health Credit
Series A, 5.75% due 11/15/2007 (Insured: MBIA)	Aaa/AAA	1,000,000		1,092,140
Travis County Health Facilities Development Corp. Revenue Series A, 5.75% due
11/15/2009 (Insured: MBIA)	Aaa/AAA	3,750,000		4,155,150
Travis County Health Facilities Development Series A, 5.75% due 11/15/2010
(Ascension Health Project; Insured: MBIA)	Aaa/AAA	2,000,000		2,218,120
Washington County Health Facilities Development Corp. Revenue, 5.35% due 6/1/2009
(Insured: ACA)	NR/A	2,020,000		2,134,797
Utah			(1.10%)
Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006 (ETM)*	A1/A+	385,000		390,001
Intermountain Power Agency Power Supply Revenue Series A, 5.00% due 7/1/2012
(Insured: MBIA) (ETM)*	Aaa/AAA	4,355,000		4,367,369
Intermountain Power Agency Power Supply Revenue Series A, 5.50% due 7/1/2013 (ETM)*	A1/A+	4,000,000		4,053,080
Intermountain Power Agency Power Supply Revenue Series B, 0% due 7/1/2004 (ETM)*	A1/A+	630,000		629,975
Intermountain Power Agency Power Supply Revenue Series B, 0% due 7/1/2004	A1/A+	370,000		369,981
Intermountain Power Agency Utah Power Supply Series E, 6.25% due 7/1/2009 (Insured:
FSA)	Aaa/AAA	500,000		567,510
Salt Lake County Municipal Building, 5.50% due 10/1/2009	Aa1/AA+	1,500,000		1,658,640
Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured: AMBAC)	Aaa/AAA	675,000		717,248
Utah Board Regents Auxiliary Systems & Student Fee Revenue Refunding Series A,
5.00% due 5/1/2010	NR/AA	510,000		549,765
Utah State University Hospital Board of Regents Revenue, 5.50% due 8/1/2005
(Insured: AMBAC)	Aaa/AAA	500,000		520,220
Utah State University Hospital Board of Regents Revenue, 5.25% due 8/1/2008
(Insured: MBIA)	Aaa/AAA	1,000,000		1,077,750
Vermont			(0.10%)
Vermont Educational & Health Buildings Financing Agency Revenue, 6.00% due 9/1/2006
(Northwestern Medical Center Project)	NR/BBB	680,000		709,254
Virginia			(1.00%)
Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2007 (Insured:
AMBAC)	Aaa/AAA	1,010,000		1,105,263
Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2008 (Insured:
AMBAC)	Aaa/AAA	1,070,000		1,185,710
Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2009 (Insured:
AMBAC)	Aaa/AAA	1,130,000		1,263,611
Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2010 (Insured:
AMBAC)	Aaa/AAA	1,195,000		1,347,972
Chesterfield County Industrial Development, 5.50% due 10/1/2009 (Vepco Project)	A3/BBB+	1,500,000		1,579,275
Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007	Aa2/AA	530,000		533,843
Hampton Hospital Facilities Revenue Series A, 5.00% due 11/1/2005	Aa2/AA	500,000		519,860
Loudoun County Industrial Development Authority Series E, 1.06% due 2/15/2038 put
7/1/2004 (Howard Hughes Medical Center Project) (daily demand notes)	VMIG1/A1+	1,500,000		1,500,000
Norton Industrial Development Authority Hospital Revenue Refunding Improvement,
5.75% due 12/1/2012 (Norton Community Hospital Project; Insured: ACA)	NR/A	1,460,000		1,571,544
Suffolk Redevelopment Housing Authority Refunding, 4.85% due 7/1/2031 put 7/1/2011
(Windsor at Potomac Project; Collateralized: FNMA)	Aaa/NR	3,000,000		3,170,340
Washington			(6.00%)
Conservation & Renewable Energy Systems Revenue Refunding, 5.00% due 10/1/2007
(Washington Conservation Project)	Aaa/AA-	1,000,000		1,067,580
Energy Northwest Washington Electric Revenue Refunding Series A, 5.375% due
7/1/2013 (Project Number 1; Insured: FSA)	Aaa/AAA	2,000,000		2,181,700
Energy Northwest Washington Revenue Series A, 4.75% due 7/1/2007 (Wind Project)	A3/A-	1,675,000		1,725,987
Energy Northwest Washington Wind Project Revenue Series A, 4.95% due 7/1/2008	A3/A-	1,760,000		1,820,615
Energy Northwest Washington Wind Project Revenue Series B, 4.95% due 7/1/2008	A3/A-	705,000		729,280
Energy Northwest Washington Wind Project Revenue Series B, 5.20% due 7/1/2010	A3/A-	785,000		812,295
Grant County Priest Rapids Hydroelectric, 6.00% due 1/1/2006 (Insured: AMBAC)	Aaa/AAA	650,000		686,511
King County School District 414 Lake Washington Refunding, 3.00% due 12/1/2004	Aa1/AA	1,885,000		1,897,667
Lewis County Public Utility District Refunding, 5.00% due 10/1/2007	Aaa/AA-	1,880,000		2,007,652
Seattle Municipal Light & Power Revenue Refunding, 4.75% due 7/1/2007 (Insured:
FSA)	Aaa/AAA	1,000,000		1,058,750
Seattle Municipal Light & Power Revenue Refunding & Improvement, 5.00% due
11/1/2006 (Insured: FSA)	Aaa/AAA	5,000,000		5,298,050
Seattle Municipal Light & Power Revenue Refunding & Improvement, 5.00% due
11/1/2007 (Insured: FSA)	Aaa/AAA	10,000,000		10,697,700
Spokane County School District Number 354 Mead Refunding, 4.00% due 12/1/2007
(Insured: MBIA)	Aaa/NR	2,285,000		2,373,247
Spokane County School District Number 354 Mead Refunding, 4.00% due 12/1/2008
(Insured: MBIA)	Aaa/NR	1,375,000		1,424,156
Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,040,600
Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,056,150
Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,072,350
Spokane Washington Refunding, 5.00% due 12/15/2009	A2/BBB	2,150,000		2,248,384
Spokane Washington Refunding, 5.00% due 12/15/2010	A2/BBB	2,430,000		2,529,630
Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006 (Tacoma Public
Utilities Project)	Aaa/AA-	550,000		563,096
University of Washington Alumni Association Lease Revenue Refunding, 4.50% due
8/15/2004 (University of Washington Medical Center Project; Insured: MBIA)	Aaa/AAA	800,000		803,096
University of Washington Alumni Association Lease Revenue Refunding, 4.50% due
8/15/2005 (University of Washington Medical Center Project; Insured: MBIA)	Aaa/AAA	900,000		927,252
University of Washington Alumni Association Lease Revenue Refunding, 5.00% due
8/15/2006 (University of Washington Medical Center Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,054,500
University of Washington Alumni Association Lease Revenue Refunding, 5.00% due
8/15/2007 (University of Washington Medical Center Project; Insured: MBIA)	Aaa/AAA	1,100,000		1,172,270
Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence Services
Project; Insured: MBIA)	Aaa/AAA	1,500,000		1,643,475
Washington Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)	Aaa/AAA	900,000		988,794
Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011 (Insured:
FSA)	Aaa/AAA	2,500,000		2,664,725
Washington Public Power Supply System Refunding Revenue, 0% due 7/1/2008 (Nuclear
Project Number 3)	Aaa/AA-	1,140,000		992,951
Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006 (Insured:
MBIA)	Aaa/AAA	1,655,000		1,774,524
Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear Project Number
1; Insured: AMBAC)	Aaa/AAA	1,000,000		1,109,170
Washington Public Power Supply Systems Refunding Series B, 0% due 7/1/2004 (Nuclear
Project Number 3)	Aaa/AA-	3,445,000		3,444,862
Washington Public Power Supply Systems Revenue Refunding Series A, 6.00% due
7/1/2006 (Nuclear Project Number 2; Insured: AMBAC)	Aaa/AAA	1,810,000		1,940,718
Washington Public Power Supply Systems Revenue Refunding Series A, 5.10% due
7/1/2010 (Nuclear Project Number 2; Insured: FSA)	Aaa/AAA	1,000,000		1,072,850
Washington Public Power Supply Systems Revenue Refunding Series B, 0% due 7/1/2008
(Nuclear Project Number 3)	Aaa/AA-	830,000		722,938
Washington State Health Care Facilities Authority Revenue, 4.00% due 7/1/2005
(Overlake Hospital Medical Center Project; Insured: MBIA)	Aaa/AAA	1,000,000		1,022,870
Washington State Motor Vehicle Fuel Tax Series B, 5.00% due 7/1/2007 (Insured:
FGIC)	Aaa/AAA	5,075,000		5,412,538
Washington State Public Power Supply Systems Nuclear Project Number 2 Revenue
Refunding Series A, 4.90% due 7/1/2005	Aaa/AA-	1,000,000		1,031,680
Washington State Public Power Supply Systems Revenue Refunding Series A, 6.00% due
7/1/2007 (Nuclear Project Number 1; Insured: AMBAC)	Aaa/AAA	5,000,000		5,406,150
Washington State Series A, 5.00% due 7/1/2008 (Insured: FGIC)	Aaa/AAA	6,810,000		7,317,481
West Virginia			(0.30%)
Harrison County Nursing Facility Revenue Refunding, 5.625% due 9/1/2010 (Salem
Health Care Corp. Project; LOC: Fleet Bank)	NR/NR	520,000		528,731
Marion County SFMR Series 1992, 7.75% due 7/10/2011	NR/NR	123,726		123,966
Pleasants County Pollution Control Revenue, 4.70% due 11/1/2007 (Monongahela Power
Co. Project; Insured: AMBAC)	Aaa/AAA	1,500,000		1,593,360
West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due
7/1/2005 (Insured: MBIA)	Aaa/AAA	2,000,000		2,075,860
Wisconsin			(1.20%)
Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens Illinois Waste
Project) (ETM)*	B1/BB+	1,500,000		1,736,115
Milwaukee Wisconsin, 5.00% due 3/15/2005	Aa2/AA	3,325,000		3,406,629
Wisconsin State Health & Educational Facilities, 5.00% due 8/15/2009 (Aurora Health
Care Inc. Project)	Aaa/AAA	2,835,000		3,006,262
Wisconsin State Health & Educational Facilities Authority, 5.90% due 8/15/2005
(Wheaton Franciscan Services Inc. Project; Insured: MBIA)	Aaa/AAA	800,000		836,624
Wisconsin State Health & Educational Facilities Authority Revenue, 6.00% due
8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)	Aaa/AAA	2,000,000		2,204,320
Wisconsin State Health & Educational Facilities Authority Revenue Series A, 4.00%
due 2/15/2006 (Gundersen Lutheran Hospital Project; Insured: FSA)	Aaa/AAA	1,000,000		1,025,730
Wisconsin State Health & Educational Facilities Authority Revenue Series A, 5.00%
due 2/15/2007 (Gundersen Lutheran Hospital Project; Insured: FSA)	Aaa/AAA	1,000,000		1,055,010
Wisconsin State Health & Educational Facilities Authority Revenue Series A, 5.00%
due 2/15/2009 (Gundersen Lutheran Hospital Project; Insured: FSA)	Aaa/AAA	1,860,000		1,985,066
Wisconsin State Health & Educational Series A, 5.00% due 2/15/2008 (Gundersen
Lutheran Hospital Project)	Aaa/AAA	1,250,000		1,327,925
Wyoming			(0.30%)
West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured: ACA)	NR/A	1,615,000		1,689,387
Wyoming Farm Loan Board Revenue, 0% due 4/1/2009	NR/AA-	2,500,000		2,088,500

TOTAL INVESTMENTS (100%) (Cost 1,346,607,618)				$ 1,377,591,952

† Credit ratings are unaudited
*Escrowed to maturity
See notes to financial statements

Report of independent Registered Public Accounting Firm
Thornburg Limited Term Municipal Fund

To the Board of Trustees and Class I Shareholders of
Thornburg Limited Term Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund (formerly Thornburg Limited Term Municipal Fund – National Portfolio) a series of Thornburg Investment Trust (the “Fund”) at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the Class I shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
August 2, 2004

32

Index Comparisons
Thornburg Limited Term Municipal Fund                    June 30, 2004

Index Comparison
Compares performance of Limited Term Municipal Fund, the Lehman Brothers Five-Year Municipal Bond Index (the “Index”) and the Consumer Price Index (CPI) for the periods ended June 30, 2004. On June 30, 2004, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 3.9 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Minimum investments for the I-Share class are higher than those for other classes.

Performance data quoted represent the past and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For the most recent month-end performance information, visit www.thornburg.com.

The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

The Lehman Brothers Five-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. The approximate maturity of the municipal bonds in the index is five years.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

33

Trustees and officers
Thornburg Limited Term Municipal Fund                    June 30, 2004

Name, Address and Age (1)	Position(s) Held with Fund (2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee or Nominee for Trustee

Interested Trustees
Garrett Thornburg,
58

Brian J. McMahon,
48

Independent Trustees

David A. Ater,
59

David D. Chase,
63

Forrest S. Smith,
74

James W. Weyhrauch,
45

Officers of the Fund (who are not Trustees)(7)
Dawn B. Fischer,
57

Steven J. Bohlin,
45

George T. Strickland,
41

William V. Fries,
65

Leigh Moiola,
37

Kenneth Ziesenheim,
50

Alexander Motola,
34

Wendy Trevisani,
33

Joshua Gonze,
41

Brad Kinkelaar,
36

Kerry D. Lee,
37

Christopher Ihlefeld,
33

Leon Sandersfeld,
37

Sasha Wilcoxon,
29

Chairman
of Trustees (3)

Trustee,
President (5)

Trustee

Trustee

Trustee

Trustee

Secretary

Vice President,
Treasurer

 Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Trustee
Since
1987
(4)

Trustee
Since
2001;
President
Since 1997
(4)(6)

Trustee
since
1994
(4)

Trustee
since
2001
(4)

Trustee
since
1987
(4)

Trustee
since
1996
(4)

Secretary
Since 1987
(6)

Vice
President
Since 1987;
Treasurer
Since 1989
(6)

Vice
President
Since 1996
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 2003
(4)

Vice
President
Since 2003
(6)

Vice
President
Since 2003
(6)

CEO, Chairman and controlling
shareholder of Thornburg
Investment Management, Inc.
(investment advisor) and
Thornburg Securities Corporation
(securities dealer); Chairman of
Thornburg Limited Term Municipal
Fund, Inc. (registered investment
company) to 2004; CEO and Chairman
of Thornburg Mortgage, Inc. (real estate
investment trust); Chairman of
 Thornburg Mortgage Advisory
Corporation (investment manager to
Thornburg Mortgage, Inc.).

President and Managing Director
of Thornburg Investment
Management, Inc.; President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Principal in Ater & Ater
Associates, Santa Fe, NM
(developer, planner and
broker of residential and
commercial real estate); owner
developer and broker for
various real estate projects.

Chairman, President, CEO,
and General Partner of Vestor
Partners, LP, Santa Fe, NM
(private equity fund); Chairman
and CEO of Vestor Holdings,
Inc., Santa Fe, NM (merchant
bank).

Trust and estate attorney, of
counsel to Catron, Catron &
Pottow, Santa Fe, NM (law firm).

Executive Vice President and
Director to 2002, and since 2002;
CEO and Vice Chairman,
NambMills, Inc., Santa Fe,
NM (manufacturer).

Secretary and Managing Director,
Thornburg Investment Management,
Inc.; Secretary, Thornburg Limited Term
Municipal Fund, Inc. to 2004; Secretary,
Thornburg Securities Corporation;
Vice President, Daily Tax Free Income
Fund, Inc. (registered investment
company).

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President (and
Treasurer since 2003) of Thornburg
Limited Term Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. 1999-2004.

Managing Director of Thornburg
Investment Management, Inc.;
President of Thornburg Securities
Corporation; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Managing Director of Thornburg
Investment Management, Inc.
since 2000; Portfolio Manager,
Insight Capital Research &
Management, Inc., Walnut Creek,
California 1995-2000.

Associate of Thornburg
Investment Management, Inc. 1999
-2003, Vice President since 2000
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. 1999-2002;
Sales Representative, Solomon Smith
Barney 1996-1999.

Associate of Thornburg
Investment Management Inc. to
2004, Vice President since 1999
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Associate Portfolio Manager of
Thornburg Investment Management,
Inc. since 1999 and Vice President and
Managing Director since 2004; Equity
Investment Analyst, State Farm
Insurance Companies 1996-1999.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Limited Term
Municipal Fund, Inc., 2003-2004.

Associate of Thornburg Investment
Management, Inc. since 2002;
Senior Staff Accountant,
Farm Bureau Life Insurance Co.
1998-2002.

Associate of Thornburg Investment
Management, Inc. since 2000; and
Mutual Fund Support Service
			Department Manager since 2002.	Twelve Twelve Twelve Twelve Twelve Twelve N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A

Director of
 Thornburg Mortgage,
 Inc. (real estate
 investment trust)

 None

  Director of
  Thornburg
  Mortgage, Inc.
  (real estate
  investment trust)

  Director of
  Thornburg
  Limited Term
      Municipal Fund,
  Inc. 2001-2004

  None

  None

N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

(1)	Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)	The Fund is one of twelve separate investment "Funds" or
"series" of Thornburg Investment Trust (the "Trust"),
organized as a Massachusetts business trust. The Trust currently has twelve active Funds. Thornburg Investment Management, Inc. is the investment advisor to, and manages, the twelve funds of the Trust.
(3)	Mr. Thornburg is considered an "interested" Trustee under the
Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc., the investment advisor to the twelve active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares for the Trust.
(4)	Each Trustee serves in office until the election and qualification of a successor.
(5)	Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)	The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

The Statement of Additional Information for each Fund of the Trust includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-847-0200.

PORTFOLIO PROXY VOTING
Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended June 30, 2004, one hundred percent of dividends paid by the Fund are tax exempt dividends. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003.

SHAREHOLDER MEETING INFORMATION

A special meeting (the “Meeting”) of the shareholders of Thornburg Limited Term Municipal Fund – National Portfolio (the “National Portfolio,” which was, until June 21, 2004, a series of Thornburg Limited Term Municipal Fund, Inc. (the “Company”), and since June 21, 2004, a series of Thornburg Investment Trust) was held on April 28, 2004, as adjourned to May 21, 2004, at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501.

The shareholders of the National Portfolio approved at the Meeting an Agreement and Plan of Reorganization providing for the reorganization of the National Portfolio into a series or “Fund” of Thornburg Investment Trust called “Thornburg Limited Term Municipal Fund,” by the transfer of all of the assets of the National Portfolio to Thornburg Limited Term Municipal Fund, in exchange solely for voting shares of Thornburg Limited Term Municipal Fund, and for the distribution of those shares to the shareholders of the National Portfolio. See Note 1 in the notes to financial statements.

At the same meeting, the shareholders of Thornburg Limited Term Municipal Fund – California Portfolio (the “California Portfolio”), another series of the Company, approved an Agreement and Plan of Reorganization providing for the reorganization of the California Portfolio into Thornburg California Limited Term Municipal Fund, a series of Thornburg Investment Trust.

The voting results for the matters voted on are as follows:

Thornburg Limited Term Municipal Fund – National Portfolio

Shares Voted for	Shares Voted Against or Withheld	Shares Abstained	Broker Non-Vote	Shares Voted
56,080,363	1,214,687	2,316,178	-	59,611,228

Thornburg California Limited Term Municipal Fund

Annual Report
June 30, 2004

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg California Limited Term Municipal Fund
ALL DATA AS OF 06/30/2004.

FUND FACTS: Thornburg California Limited Term Municipal Fund
	A Shares	C Shares
Annualized Distribution Rate (at NAV)	2.76%	2.52%
SEC Yield	2.12%	1.91%
NAV	$ 12.87	$ 12.88
Maximum Offering Price	$ 13.07	$ 12.88
TOTAL RETURNS: (Annual Average - After Subtracting Maximum Sales Charge)

One Year	(1.36)%	(0.62)%
Three Years	2.80%	2.97%
Five Years	3.48%	3.42%
Ten Years	4.14%	N/A
Since Inception	5.12%	3.89%
Inception Date	2/19/87	9/1/94

Total return figures for the Public Offering Price (POP) include subtraction of maximum sales charge of 1.50% for the A shares. Total return figures at the public offering price for the C shares include a 0.50% CDSC for the first year only.

Performance data quoted represent past performance and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For the most recent month-end performance information, visit www.thornburg.com.

The SEC yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

Letter to shareholders
Thornburg California Limited Term Municipal Fund                     July 7, 2004

Dear Shareholder:

I am pleased to present the annual report for the Thornburg California Limited Term Municipal Fund. The net asset value of the A shares decreased by 33¢ to $12.87 during the year ended June 30, 2004. If you were with us for the entire period, you received dividends of 34.8¢ per share. If you reinvested dividends, you received 35.2¢ per share. Investors who owned C shares received dividends of 31.5¢ and 31.9¢ per share, respectively.

Over the last year, interest-rates on high-quality municipal bonds have risen dramatically. Most of the change happened in April and May of this year. Usually, bond market participants take their cue, at least in part, from the Federal Reserve. In April and May of 2004, the bond market jumped the gun. In anticipation of a rising Fed Funds rate, investors sold bonds, which pushed up the yield on a 5-year Treasury note from a low of 2.64% on March 16th to 3.93% on June 30th. The municipal market followed suit. The yield on a 5-year AAA-rated municipal bond rose from a low of 2.09% to 3.16% at the quarter’s end.

The rise in rates caused bond prices to move down sharply, leading to the worst quarterly total return for bonds since 1994. Our strategy of laddering short and intermediate bonds helped diffuse some, but not all, of the downward price pressures. Thornburg California Limited Term Municipal Fund A shares produced a total return of 0.13% for the year ended June 30, 2004. This was slightly less than that of the Lehman Brothers 5-Year Municipal Bond Index, which posted a 0.24% return over the same time period. We believe the Fund’s under-performance was mostly due to its concentration in California bonds versus the national scope of the index.

Your Thornburg California Limited Term Municipal Fund is a laddered portfolio of over 160 municipal obligations from all over the state. Approximately 97% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund’s weighted average maturity is 3.9 years, and we normally keep it below 5 years. As you know, we “ladder” the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years.

When interest rates rise, virtually all bonds fall in value. However, as the bonds in a laddered portfolio approach maturity, they tend to recapture lost value. Meanwhile, cash from maturing bonds can be reinvested in a higher interest rate environment, raising the portfolio’s yield. In this way, a laddered portfolio should benefit from rising interest rates over time.

We have been targeting a somewhat shorter duration than normal so far this year because we have been concerned about a rise in interest rates. Now that rates have moved up by over 1.00%, is it time to start extending duration? We have decided not to extend your Fund’s duration yet because we believe that interest rates are more likely to increase than decrease in the months ahead.

Most indicators of economic activity are strong. Personal consumption expenditures are up 4.1% and corporate cash flows have surged 24% in the last year. Almost one million new jobs have been created in the last three months. Clearly a 1.25% Fed Funds rate is inconsistent with such robust economic growth. Since bond yields rose earlier this year, our bond market has already built in expectations of a somewhat higher Fed Funds rate. The next major question concerns what happens to economic growth and inflation after the Fed Funds rate hits 2.5%.

% of portfolio maturing within	Cumulative % maturing by end of
1 year = 13%	year 1 = 13%
1 to 2 years = 12%	year 2 = 25%
2 to 3 years = 17%	year 3 = 42%
3 to 4 years = 13%	year 4 = 55%
4 to 5 years = 11%	year 5 = 66%
5 to 6 years = 8%	year 6 = 74%
6 to 7 years = 5%	year 7 = 79%
7 to 8 years = 9%	year 8 = 88%
8 to 9 years = 7%	year 9 = 95%
over 9 years = 5%	over 9 years = 100%

As of 6/30/04. Portfolio holdings can and do vary over time.

2

Letter to shareholders, Continued
Thornburg California Limited Term Municipal Fund

We believe that the economy has enough momentum to continue growing in such a scenario. Furthermore, we believe that we are only beginning to see the long-term effects on inflation of government policies over the last three years. Low interest rates, tax cuts, deficit spending, and a weak dollar have all combined to create an environment where businesses and their workers have more pricing power. We expect that this will translate to a sustained, though moderate, rise in the official inflation statistics over the next couple of years.

If these events unfold as we expect, bond yields should eventually resume their upward path. We have positioned your Fund with this outlook in mind. The duration is near the short end of its typical range, and the ladder is somewhat more concentrated in shorter maturities. We are looking forward to a buyer friendly environment in the future when we will hopefully be able to add a significant amount of additional yield while positioning your Fund to perform well for years to come.

Thanks to a strong economy, some hard-fought expenditure cuts, and a lot of borrowing, the California state budget situation has improved. Whether the improvement is temporary or permanent depends upon whether the legislature and governor can work together to close future operating deficits that are currently projected to reach $8 billion by the 2006-07 fiscal year. State budget cuts are also creating difficult operating environments for local governments, schools, and hospitals. We have responded by keeping your Fund’s credit quality high, with average ratings of AA and broad diversification across issuers and market sectors.

We hope that you are pleased with your investment in the Thornburg California Limited Term Municipal Fund. Over the years, our practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg California Limited Term Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

The Lehman Brothers Five-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. The approximate maturity of the municipal bonds in the index is five years. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

The Fed Funds Rate is the interest rate at which a depository institution lends immediately available funds (balances at the Federal Reserve) to another depository institution overnight.

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, investment styles, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

3

Statement of assets and liabilities
Thornburg California Limited Term Municipal Fund                     June 30, 2004

ASSETS
Investments at value (cost $168,710,210)	$ 171,601,253
Cash	1,221,892
Receivable for investments sold	1,179,774
Receivable for fund shares sold	48,397
Interest receivable	2,749,053
Prepaid expenses and other assets	2,427

Total Assets	176,802,796

LIABILITIES
Payable for fund shares redeemed	72,729
Accounts payable and accrued expenses	84,689
Payable to investment advisor (Note 3)	67,629
Dividends payable	127,272

Total Liabilities	352,319

NET ASSETS	$ 176,450,477

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$ 2,891,043
Accumulated net realized gain (loss)	(420,561)
Net capital paid in on shares of beneficial interest	173,979,995

$ 176,450,477

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($131,158,041 applicable to 10,188,823 shares of beneficial
interest outstanding - Note 4)	$ 12.87
Maximum sales charge, 1.50% of offering price	0.20

Maximum Offering Price Per Share	$ 13.07

Class C Shares:
Net asset value and offering price per share*
($22,363,231 applicable to 1,735,890 shares of beneficial
interest outstanding - Note 4)	$ 12.88

Class I Shares:
Net asset value, offering and redemption price per share
($22,929,205 applicable to 1,779,494 shares of beneficial
interest outstanding - Note 4)	$ 12.89

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

4

Statement of operations
Thornburg California Limited Term Municipal Fund                      Year Ended June 30, 2004

INVESTMENT INCOME:
Interest income (net of premium amortized of $2,564,506)	$ 6,712,550

EXPENSES:
Investment advisory fees (Note 3)	918,297
Administration fees (Note 3)
Class A Shares	174,699
Class C Shares	28,238
Class I Shares	10,709
Distribution and service fees (Note 3)
Class A Shares	349,320
Class C Shares	226,548
Transfer agent fees
Class A Shares	44,268
Class C Shares	20,379
Class I Shares	20,052
Custodian fees (Note 3)	106,583
Registration and filing fees	3,389
Professional fees	61,059
Accounting fees	17,215
Trustee fees	7,178
Other expenses	56,999

Total Expenses	2,044,933
Less:
Expenses reimbursed by investment advisor (Note 3)	(116,964)
Distribution and service fees waived (Note 3)	(113,274)
Fees paid indirectly (Note 3)	(1,718)

Net Expenses	1,812,977

Net Investment Income	4,899,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold	302,064
Increase (Decrease) in unrealized appreciation of investments	(5,077,284)

Net Realized and Unrealized
Gain (Loss) on Investments	(4,775,220)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 124,353

See notes to financial statements.

5

Statements of changes in net assets
Thornburg California Limited Term Municipal Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income	$4,899,573	$4,872,973
Net realized gain (loss) on investments sold	302,064	57,393
Increase (Decrease) in unrealized appreciation of investments	(5,077,284)	2,933,907

Net Increase (Decrease) in Net Assets
Resulting from Operations	124,353	7,864,273
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(3,715,243)	(3,907,510)
Class C Shares	(544,139)	(478,583)
Class I Shares	(640,191)	(489,837)
FUND SHARE TRANSACTIONS (NOTE 4):
Class A Shares	(14,508,762)	31,614,924
Class C Shares	441,058	6,082,493
Class I Shares	2,945,765	10,211,834

Net Increase (Decrease) in Net Assets	(15,897,159)	50,897,594
NET ASSETS:
Beginning of year	192,347,636	141,450,042

End of year	$176,450,477	$192,347,636

See notes to financial statements.

6

Notes to financial statements
Thornburg California Limited Term Municipal Fund                      June 30, 2004

NOTE 1 — ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) (formerly Thornburg Limited Term Municipal Fund – California Portfolio) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eleven series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent, in the view of the investment advisor, with the preservation of capital. In addition, the Fund will invest primarily in Municipal Obligations originating in California with the objective of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

Reorganization: The Fund is the successor to Thornburg Limited Term Municipal Fund – California Portfolio (the “California Portfolio”) a series of Thornburg Limited Term Municipal Fund, Inc. On December 8, 2003, the Company’s Board of Directors approved an Agreement and Plan of Reorganization providing for the transfer of substantially all of the California Portfolio’s assets to the Fund, in exchange solely for voting shares of the Fund, and the distribution of those shares to the shareholders of the California Portfolio and the subsequent dissolution of the California Portfolio. The Fund was created by the Trust on December 8, 2003 to accomplish the reorganization, and until the reorganization was completed had only nominal assets. The reorganization was intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing those functions. The Agreement and Plan of Reorganization was approved by the California Portfolio’s shareholders on May 21, 2004, and the reorganization was concluded on June 21, 2004. As a result, all of the California Portfolio’s assets were transferred to the Fund, and the shareholders of the California Portfolio became shareholders of the Fund. There was no change in investment objective or policies as a result of the reorganization, and the investment advisor did not change because of the reorganization. The California Portfolio is the accounting survivor, and the financial results of the Fund include the results of the California Portfolio prior to the reorganization.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value, the Fund utilizes an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

7

Thornburg California Limited Term Municipal Fund
Notes to financial statements, Continued                       June 30, 2004

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2004, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Fund also has entered into an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2004 the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $68,169 for Class A shares, $24,630 for Class C shares and $24,165 for Class I shares.

The Fund has a Distribution Agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the distributor of Fund shares. For the year ended June 30, 2004 the Distributor has advised the Fund that it earned commissions aggregating $1,919 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $3,860 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other persons for distribution of the Fund’s shares and to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

8

Notes to financial statements, Continued
Thornburg California Limited Term Municipal Fund

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund’s Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75 of 1% per annum of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2004 are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2004 fees paid indirectly were $1,718.

Certain officers and Trustees of the Trust are also officers and /or Directors of the Advisor and the Distributor. The compensation of independent Trustees is borne by the Trust.

NOTE 4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Year Ended June 30, 2004		Year Ended June 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	1,775,040	$23,232,846	5,242,685	$68,754,114
Shares issued to shareholders in
reinvestment of dividends	188,208	2,457,459	199,540	2,620,134
Shares repurchased	(3,079,256)	(40,199,067)	(3,028,552)	(39,759,324)

Net Increase (Decrease)	(1,116,008)	($14,508,762)	2,413,673	$31,614,924

Class C Shares
Shares sold	530,253	$6,927,987	606,383	$7,970,447
Shares issued to shareholders in
reinvestment of dividends	30,099	393,331	23,883	313,949
Shares repurchased	(526,102)	(6,880,260)	(168,027)	(2,201,903)

Net Increase (Decrease)	34,250	$441,058	462,239	$6,082,493

Class I Shares
Shares sold	935,797	$12,251,009	1,157,992	$15,228,991
Shares issued to shareholders in
reinvestment of dividends	38,885	508,066	29,869	392,681
Shares repurchased	(753,140)	(9,813,310)	(411,162)	(5,409,838)

Net Increase (Decrease)	221,542	$2,945,765	776,699	$10,211,834

9

Notes to financial statements, Continued
Thornburg California Limited Term Municipal Fund                     June 30, 2004

NOTE 5 – SECURITIES TRANSACTIONS

For the year ended June 30, 2004, the Fund had purchase and sale transactions (excluding short-term securities) of $41,905,225 and $56,577,056, respectively.

NOTE 6 – INCOME TAXES

At June 30, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$168,710,210

Gross unrealized appreciation on a
tax basis	$3,456,977
Gross unrealized depreciation on a
tax basis	(565,934)

Net unrealized appreciation (depreciation)
on investments (tax basis)	$2,891,043

At June 30, 2004, the Fund did not have any undistributed tax-exempt/ordinary net income or undistributed capital gains.

At June 30, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such capital loss carryovers expire as follows:

2008	$205,990
2009	214,571

$420,561

The Fund utilized $302,064 of its capital loss carry forward during the year ended June 30, 2004. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

During the year ended June 30, 2004, $71,588 of capital loss carry forwards from prior years expired.

In order to account for permanent book/tax differences, the Fund increased accumulated net realized gain (loss) by $71,588 and decreased net capital paid in on shares of beneficial interest by $71,588. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from an expired capital loss carry forward.

All dividends paid by the Fund for the years ended June 30, 2004 and June 30, 2003, represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.

10

Financial highlights
Thornburg California Limited Term Municipal Fund

			Yr Ended June 30,
	2004	2003	2002	2001	2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 13.20	$ 12.96	$ 12.79	$ 12.59	$ 12.75

Income from investment operations:
Net investment income	0.35	0.38	0.46	0.54	0.54
Net realized and unrealized
gain (loss) on investments	(0.33)	0.24	0.17	0.20	(0.16)

Total from investment operations	0.02	0.62	0.63	0.74	0.38
Less dividends from:
Net investment income	(0.35)	(0.38)	(0.46)	(0.54)	(0.54)

Change in net asset value	(0.33)	0.24	0.17	0.20	(0.16)

Net asset value, end of year	$ 12.87	$ 13.20	$ 12.96	$ 12.79	$ 12.59

Total return (a)	0.13%	4.83%	5.03%	6.00%	3.10%

Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.66%	2.87%	3.58%	4.26%	4.28%
Expenses, after expense reductions	0.99%	0.99%	1.00%	0.99%	0.99%
Expenses, after expense reductions
and net of custody credits	0.99%	0.99%	0.99%	-	-
Expenses, before expense reductions	1.04%	1.02%	1.01%	1.05%	1.01%

Portfolio turnover rate	23.80%	26.03%	25.16%	15.45%	21.34%

Net assets at end of year (000)	$ 131,158	$ 149,269	$ 115,237	$ 89,967	$ 90,035

(a) Sales loads are not reflected in computing total return.

11

Financial highlights, Continued
Thornburg California Limited Term Municipal Fund

			Yr Ended June 30,
	2004	2003	2002	2001	2000
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 13.21	$ 12.97	$ 12.80	$ 12.61	$ 12.76

Income from investment operations:
Net investment income	0.32	0.34	0.41	0.49	0.49
Net realized and unrealized
gain (loss) on investments	(0.33)	0.24	0.17	0.19	(0.15)

Total from investment operations	(0.01)	0.58	0.58	0.68	0.34
Less dividends from:
Net investment income	(0.32)	(0.34)	(0.41)	(0.49)	(0.49)

Change in net asset value	(0.33)	0.24	0.17	0.19	(0.15)

Net asset value, end of year	$ 12.88	$ 13.21	$ 12.97	$ 12.80	$ 12.61

Total return	(0.12)%	4.51%	4.60%	5.49%	2.73%

Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.41%	2.56%	3.15%	3.86%	3.88%
Expenses, after expense reductions	1.24%	1.30%	1.38%	1.40%	1.40%
Expenses, after expense reductions
and net of custody credits	1.24%	1.30%	1.37%	-	-
Expenses, before expense reductions	1.86%	1.80%	1.86%	2.01%	1.94%

Portfolio turnover rate	23.80%	26.03%	25.16%	15.45%	21.34%

Net assets at end of year (000)	$ 22,363	$ 22,487	$ 16,081	$ 6,392	$ 7,411

12

Financial highlights, Continued
Thornburg California Limited Term Municipal Fund

			Yr Ended June 30,
	2004	2003	2002	2001	2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 13.22	$ 12.97	$ 12.79	$ 12.60	$ 12.75

Income from investment operations:
Net investment income	0.39	0.42	0.51	0.59	0.58
Net realized and unrealized
gain (loss) on investments	(0.33)	0.25	0.18	0.19	(0.15)

Total from investment operations	0.06	0.67	0.69	0.78	0.43
Less dividends from:
Net investment income	(0.39)	(0.42)	(0.51)	(0.59)	(0.58)

Change in net asset value	(0.33)	0.25	0.18	0.19	(0.15)

Net asset value, end of year	$ 12.89	$ 13.22	$ 12.97	$ 12.79	$ 12.60

Total return	0.46%	5.27%	5.48%	6.28%	3.50%

Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.99%	3.20%	3.92%	4.60%	4.60%
Expenses, after expense reductions	0.67%	0.65%	0.66%	0.65%	0.65%
Expenses, after expense reductions
and net of custody credits	0.67%	0.65%	0.65%
Expenses, before expense reductions	0.78%	0.75%	0.84%	0.98%	0.79%

Portfolio turnover rate	23.80%	26.03%	25.16%	15.45%	21.34%

Net assets at end of year (000)	$ 22,929	$ 20,592	$ 10,133	$ 5,520	$ 5,793

13

SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund                    June 30,2004

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

Issuer-Description	Credit Rating† Moody’s/S&P	Principal Amount	Value
ABAG Finance Authority, 4.75% due 10/1/2011 (California School of Mechanical Arts Project)	A3/NR	435,000	$ 456,315
ABAG Finance Authority, 4.75% due 10/1/2012 (California School of Mechanical Arts Project)	A3/NR	455,000	474,369
Alameda Certificates of Participation, 4.60% due 5/1/2011	NR/A+	425,000	445,358
Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00% due 9/1/2006 (Insured:
FGIC)	Aaa/AAA	295,000	331,241
Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00% due 9/1/2007 (Insured:
FGIC)	Aaa/AAA	380,000	442,187
Anaheim City School District, 3.25% due 8/1/2004 (Insured: FGIC)	Aaa/AAA	550,000	550,924
Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2004 (Insured: AMBAC)	Aaa/AAA	750,000	750,075
Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2005 (Insured: AMBAC)	Aaa/AAA	785,000	811,761
Bay Area Government Associates Lease Series 2002, 4.00% due 7/1/2006 (Insured: AMBAC)	Aaa/AAA	765,000	793,970
Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009 (Insured: AMBAC)	Aaa/AAA	835,000	837,146
Bear Valley Unified School District Series A, 4.00% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	675,000	692,611
Bonita Unified School District Certificates of Participation Refunding, 4.50% due 5/1/2009 (Insured: MBIA)	Aaa/AAA	750,000	795,750
Bonita Unified School District Certificates of Participation Refunding, 4.50% due 5/1/2010 (Insured: MBIA)	Aaa/AAA	700,000	740,040
California Educational Facilities Authority Revenue, 6.10% due 6/1/2008 (Keck Graduate Institute Project)	Baa3/NR	160,000	174,373
California Educational Facilities Authority Revenue, 6.10% due 6/1/2009 (Keck Graduate Institute Project)	Baa3/NR	170,000	186,509
California Health Facilities Financing, 5.50% due 10/1/2006 (Sisters of Providence Project)	Aa3/AA-	1,235,000	1,319,264
California Health Facilities Financing Authority Revenue Series B Refunding, 5.25% due 10/1/2013 (Kaiser
Permanente Project) (ETM)*	A3/A	2,000,000	2,165,560
California Health Facilities Financing Revenue, 6.40% due 10/1/2005 (Sisters of Providence Project)	Aa3/AA-	700,000	707,119
California HFA Revenue Series 1985-B, 0.00% due 2/1/2017	Aa2/AA-	670,000	717,068
California Housing Finance Agency Revenue Multi Family Housing Series D, 1.12% due 2/1/2031 put 7/1/2004
(daily demand notes)	VMIG1/A1+	1,200,000	1,200,000
California Infrastructure & Economic Development Bank Revenue, 5.00% due 7/1/2010 (Bay Area Toll Bridges
Project; Insured: FSA)	Aaa/AAA	1,000,000	1,089,620
California Mobile Home Park Financing Series A, 4.75% due 11/15/2010 (Rancho Vallecitos Project; Insured:
ACA)	NR/A	500,000	507,750
California Mobile Home Park Financing Series A, 5.00% due 11/15/2013 (Rancho Vallecitos Project; Insured:
ACA)	NR/A	570,000	569,333
California Pollution Control Financing Authority Series A, 5.90% due 6/1/2014 (San Diego Gas & Electric
Project)	A2/A-	300,000	313,473
California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011 (ETM)*	Aaa/NR	2,650,000	2,921,810
California Pollution Control Solid Waste Authority Series B, 4.45% due 7/1/2027 put 7/1/2005 (Waste
Management Inc. Project)	NR/BBB	1,500,000	1,515,450
California Rural HMFA Single Family Mortgage Revenue, 5.25% due 6/1/2010 (Collateralized: GNMA/FNMA)	NR/AAA	75,000	75,834
California Rural HMFA Single Family Mortgage Revenue, 5.65% due 6/1/2010 (Collateralized: GNMA/FNMA)	NR/AAA	30,000	30,752
California State, 6.40% due 2/1/2006 (Insured: MBIA)	Aaa/AAA	500,000	533,340
California State, 7.50% due 10/1/2007 (Insured: MBIA)	Aaa/AAA	2,000,000	2,299,600
California State, 6.60% due 2/1/2010 (Insured: MBIA)	Aaa/AAA	560,000	649,835
California State, 6.50% due 9/1/2010 (Insured: AMBAC)	Aaa/AAA	1,250,000	1,457,138
California State, 5.50% due 3/1/2012 (Insured: FGIC)	Aaa/AAA	230,000	235,982
California State Department of Water Resources Power Series A, 5.50% due 5/1/2011 (Insured: MBIA)	Aaa/AAA	2,000,000	2,222,340
California State Department of Water Resources Power Supply Series A, 5.50% due 5/1/2008	A3/BBB+	2,580,000	2,792,798
California State Department of Water Resources Power Supply Series A, 5.25% due 5/1/2009 (Insured: MBIA)	Aaa/AAA	800,000	875,536
California State Economic Recovery Series A, 5.00% due 1/1/2008	Aa3/AA-	1,000,000	1,071,540
California State Public Works Board Lease Revenue, 5.50% due 6/1/2010 (Various Universities Project)	Aa2/A+	530,000	$ 578,537
California State Public Works Board Lease Revenue Series A, 5.25% due 1/1/2007 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,118,140
California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)	Aaa/AAA	1,000,000	1,127,710
California State Series A-3, 1.06% due 5/1/2033 put 7/1/2004 (daily demand notes)	VMIG1/A1+	4,400,000	4,400,000
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)	Aaa/AAA	1,000,000	1,303,170
California Statewide Community Development Authority, 5.00% due 7/1/2005 (Insured: FSA)	Aaa/AAA	1,000,000	1,033,590
California Statewide Community Development Authority Insured Health Facility Revenue Series 1996-A, 6.00%
due 9/1/2004 (San Gabriel Medical Center Project) (ETM)*	NR/NR	1,000,000	1,007,470
California Statewide Community Development Authority Revenue, 5.125% due 6/1/2008 (Louisiana Orthopedic
Hospital Foundation Project; Insured: AMBAC)	Aaa/AAA	595,000	637,900
California Statewide Community Development Authority Revenue Certificates of Participation, 6.50% due
8/1/2012 (Cedars Sinai Center Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000	1,110,190
California Statewide Community Development Authority Revenue Series B, 5.00% due 6/1/2008 (Hospital
Monterey Peninsula Project; Insured: FSA)	Aaa/AAA	1,110,000	1,198,189
California Statewide Community Development Authority Revenue Series B, 5.00% due 6/1/2009 (Hospital
Monterey Peninsula Project; Insured: FSA)	Aaa/AAA	1,180,000	1,279,297
California Statewide Community Development Authority Series 1996-A, 6.00% due 9/1/2005 (San Gabriel Medical
Center Project; Insured: California Health) (ETM)*	NR/NR	1,000,000	1,046,920
California Statewide Community Development Authority Solid Waste Revenue, 2.90% due 4/1/2011 put 4/1/2007
(Waste Management Inc. Project)	NR/BBB	1,000,000	976,910
California Statewide Community Development Series E, 4.70% due 11/1/2036 put 6/1/2009 (Kaiser Permanente
Project)	A3/A-1	2,000,000	2,069,800
Capistrano Unified School District 92-1 Community Facilities District Special Tax, 7.10% due 9/1/2021
pre-refunded 9/1/2007	NR/NR	950,000	1,073,709
Castaic Lake Water Agency Certificates of Participation Refunding Series A, 7.25% due 8/1/2007 (Water
Systems Improvement Project; Insured: MBIA)	Aaa/AAA	1,000,000	1,136,560
Castaic Lake Water Agency Refunding Water Systems Improvement Project Series A, 7.25% due 8/1/2009
(Insured: MBIA)	Aaa/AAA	100,000	118,676
Central Union High School District Imperial County Refunding, 5.00% due 8/1/2011 (Insured: FGIC)	Aaa/AAA	780,000	849,014
Central Union High School District Imperial County Refunding, 5.00% due 8/1/2012 (Insured: FGIC)	Aaa/AAA	830,000	902,185
Central Valley Financing Authority Revenue, 6.00% due 7/1/2009 (Carson Ice Project)	NR/BBB	1,215,000	1,256,067
Central Valley School Districts Financing Authority, 0% due 2/1/2007 (Insured: MBIA)	Aaa/AAA	205,000	190,693
Coachella Valley California Unified School District Certificates of Participation Refunding, 5.00% due
9/1/2012 (Insured: MBIA)	Aaa/AAA	800,000	864,680
Desert Sands Unified School District Series F, 4.00% due 3/1/2006 (Measure O Project; Insured: MBIA)	Aaa/AAA	2,320,000	2,393,590
East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2004 (Insured: MBIA)	Aaa/AAA	550,000	552,491
East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	500,000	526,825
East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2006 (Insured: MBIA)	Aaa/AAA	700,000	764,050
East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2007 (Insured: MBIA)	Aaa/AAA	840,000	941,741
El Monte Certificates of Participation Senior Department Public Services Facility Phase II, 5.00% due
1/1/2009 (Insured: AMBAC)	Aaa/AAA	2,730,000	2,944,059
Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0% due 9/1/2013 (California Center For
The Arts Project; Insured: AMBAC)	Aaa/AAA	500,000	296,980
Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due 1/1/2027 put 7/1/2007
(Terrace Gardens Project; Collateralized: FNMA)	NR/AAA	3,015,000	3,132,585
Folsom Cordova Unified School District School Facilities Improvement District-2 Series A, 4.50% due
10/1/2004 (Insured: MBIA)	Aaa/AAA	2,000,000	2,016,080
Fresno County Housing Authority Multi Family Revenue Refunding Series A, 4.90% due 11/1/2027 mandatory put
11/1/2007 (Housing Creek Park Apartments Project; Collateralized: FNMA)	NR/AAA	400,000	417,008
Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008	NR/BBB+	575,000	617,234
Imperial Irrigation District California Certificates of Participation, 6.50% due 11/1/2007 (Electric
Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000	$1,104,310
Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded 8/1/2005	Baa3/NR	1,000,000	1,068,900
Julian Union High School District, 4.875% due 11/1/2005 (Insured: MBIA)	Aaa/AAA	295,000	303,900
Kern High School District, 7.00% due 8/1/2010 (ETM)*	A1/NR	165,000	197,332
Kern High School District Refunding Series A, 6.30% due 8/1/2011 (Insured: MBIA)	Aaa/AAA	500,000	577,710
Kern High School District Series B, 9.00% due 8/1/2006 (ETM)*	Aaa/AAA	680,000	773,949
Los Angeles Certificates of Participation, 5.00% due 2/1/2012 (Insured: MBIA)	Aaa/AAA	1,400,000	1,508,528
Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009 (Cinerama Dome Public Parking Project;
Insured: ACA)	NR/A	835,000	857,654
Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010 (Cinerama Dome Public Parking Project;
Insured: ACA)	NR/A	435,000	461,448
Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020 pre-refunded 12/1/2005	Aaa/AAA	5,000	5,498
Los Angeles Convention & Exhibition Center Authority Certificates Refunding, 0% due 8/15/2005 (Insured:
AMBAC)	Aaa/AAA	275,000	269,129
Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,153,400
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 9.00% due 7/1/2007 (Insured:
MBIA)	Aaa/AAA	1,700,000	2,014,483
Los Angeles Department Airport Revenue Refunding Series A, 5.50% due 5/15/2010 (Insured: FGIC)	Aaa/AAA	700,000	730,933
Los Angeles Department of Water & Power Revenue Refunding Series A Subseries A-1, 5.00% due 7/1/2008 (Power
Systems Project)	Aa3/AA-	1,000,000	1,082,360
Los Angeles Department Water & Power Revenue Series A, 5.25% due 7/1/2011 (Insured: MBIA)	Aaa/AAA	3,000,000	3,303,990
Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007 (Collateralized: FNMA)	NR/AAA	1,940,000	2,034,478
Los Angeles Regional Airport Lease Refunding, 5.25% due 1/1/2009 (Facilities Laxfuel Corp. LA International
Project)	Aaa/AAA	1,590,000	1,681,902
Los Angeles Unified School District Series E, 5.50% due 7/1/2012 (Insured: MBIA)	Aaa/AAA	2,500,000	2,800,050
Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa Delaware Arroyo Project; Insured:
ACA)	NR/A	1,205,000	1,234,812
New Haven Unified School District Refunding, 12.00% due 8/1/2006 (Insured: FSA)	Aaa/AAA	1,400,000	1,674,036
New Haven Unified School District Refunding, 12.00% due 8/1/2008 (Insured: FSA)	Aaa/AAA	1,000,000	1,339,780
Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007 (Geothermal Project 3-A) (ETM)*	Baa2/BBB+	360,000	392,717
Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007	Baa2/BBB+	340,000	366,095
Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)	Aaa/AAA	50,000	50,239
Ontario Montclair School District Certificates of Participation Refunding, 3.80% due 9/1/2028 put 8/31/2007
(School Facility Bridge Funding Project; Insured: FSA)	VMIG1/A-1	1,730,000	1,731,470
Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)	Aaa/AAA	1,000,000	1,085,230
Orange County Local Transportation Authority Sales Tax Revenue, 6.00% due 2/15/2006	Aa2/AA+	510,000	541,768
Orange County Recovery Certificates of Participation Series A, 6.00% due 7/1/2006 (Insured: MBIA)	Aaa/AAA	600,000	645,414
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	2,000,000	2,090,120
Piedmont Unified School District Series B, 0% due 8/1/2013 pre-refunded 8/1/2007	Aa3/NR	1,000,000	639,280
Pittsburg California Redevelopment Agency Tax Allocation Refunding, 5.25% due 8/1/2012 (Los Medanos
Community Development Project A; Insured: MBIA)	Aaa/AAA	3,350,000	3,684,598
Pleasanton Unified School District Series B, 0% due 8/1/2016 pre-refunded 8/1/2005 @ 54.674 (Insured: MBIA)	Aaa/AAA	1,000,000	536,390
Pomona Unified School District General Obligation, 5.35% due 2/1/2005 (Insured: MBIA)	Aaa/AAA	580,000	593,375
Pomona Unified School District General Obligation, 5.40% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	340,000	353,899
Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010 (Insured: MBIA)	Aaa/AAA	320,000	364,342
Porterville Certificates of Participation, 6.10% due 10/1/2005 (Water Systems Refunding Project; Insured:
AMBAC)	Aaa/AAA	295,000	310,762
Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due 7/1/2009 (Insured: FSA)	Aaa/AAA	1,000,000	$1,106,040
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series A, 5.00% due
7/1/2008 (Insured: FGIC)	Aaa/AAA	1,000,000	1,081,180
Puerto Rico Commonwealth Refunding Series B, 0.95% due 7/1/2029 put 7/1/2004 (daily demand notes)	Aaa/AAA	3,300,000	3,300,000
Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011 (Insured: FSA)	Aaa/AAA	600,000	690,840
Rancho Santiago Community College District Series A, 4.00% due 9/1/2005 (Insured: MBIA)	Aaa/AAA	1,000,000	1,027,510
Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due 5/15/2005	NR/NR	500,000	485,000
Sacramento County Sanitation District Financing Authority Revenue, 4.80% due 12/1/2004 (ETM)*	Aaa/AA	500,000	507,175
Sacramento County Sanitation District Financing Authority Revenue Series A, 5.75% due 12/1/2009	Aa3/AA	560,000	629,804
Sacramento Municipal Utility District Electric Revenue Refunding Series C, 5.75% due 11/15/2007 (Insured:
MBIA) (ETM)*	Aaa/AAA	330,000	334,613
Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022 (Insured: FSA)	Aaa/AAA	1,450,000	510,023
San Bernardino County Multi Family Housing Revenue Refunding Series A, 4.75% due 12/15/2031 put 12/15/2011
(Collateralized: FNMA)	Aaa/NR	3,000,000	3,134,550
San Bernardino County Special Taxes Community Facilities District 2002-1, 5.10% due 9/1/2011	NR/NR	190,000	194,801
San Bernardino County Special Taxes Community Facilities District 2002-1, 5.20% due 9/1/2012	NR/NR	205,000	209,639
San Bernardino County Special Taxes Community Facilities District 2002-1, 5.30% due 9/1/2013	NR/NR	300,000	306,090
San Bernardino County Transportation Authority Sales Tax Revenue Series A, 6.00% due 3/1/2010 (Insured:
FGIC) (ETM)*	Aaa/AAA	175,000	192,052
San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2005 (Insured: MBIA)	Aaa/AAA	430,000	447,656
San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2006 (Insured: MBIA)	Aaa/AAA	455,000	493,234
San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2007 (Insured: MBIA)	Aaa/AAA	425,000	475,188
San Francisco Bay Area Rapid Transit Refunding Sales Tax Revenue, 0% due 7/1/2004 (Insured: AMBAC)	Aaa/AAA	500,000	499,980
San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006 (Insured: ACA)	NR/A	1,000,000	1,054,330
San Francisco International Airport Revenue Series Issue 13B, 8.00% due 5/1/2007 (Insured: MBIA)	Aaa/AAA	1,100,000	1,207,349
San Jose Evergreen Community College District Series C, 0% due 9/1/2011 (Insured: AMBAC)	Aaa/AAA	2,200,000	1,613,062
San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039 mandatory put 6/1/2006 (Civic
Center Project; Insured: AMBAC)	Aaa/AAA	2,700,000	2,837,376
San Marcos Public Facilities Authority Revenue Community Facilities District 88-1, 0% due 3/1/2008 (ETM)*	Aaa/NR	1,900,000	1,703,768
Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due 11/1/2021 put 11/1/2006 (Collateralized:
FNMA)	NR/AAA	2,000,000	2,018,620
Santa Clara County Financing Authority, 5.00% due 8/1/2005 (Measure B Transportation Improvement Program)	A2/NR	1,250,000	1,289,975
Santa Clara County Financing Authority Special Obligation Measure B, 4.00% due 8/1/2006 (Transportation
Improvement Program Project)	A2/NR	1,000,000	1,030,700
Santa Clara Valley Transportation Authority Sales Tax Revenue Measure A, 4.00% due 4/1/2036 put 10/2/2006
(Insured: AMBAC)	Aaa/AAA	1,000,000	1,035,410
Santa Clara Valley Transportation Authority Sales Tax Revenue Measure A, 5.50% due 4/1/2036 (Insured:
AMBAC)	Aaa/AAA	3,410,000	3,638,504
Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005	A3/NR	610,000	623,518
Santa Margarita/Dana Point Authority Revenue Refunding Improvement Districts 1&2 Series A, 5.375% due
8/1/2004 (Insured: MBIA)	Aaa/AAA	1,000,000	1,003,450
Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A, 5.20% due 12/15/2013 (Insured: ACA)	NR/A	575,000	591,957
South Orange County Public Finance Authority Special Tax Revenue, 7.00% due 9/1/2005 (Insured: MBIA)	Aaa/AAA	1,435,000	1,521,545
South Orange County Public Financing Authority Special Tax Revenue Series C, 8.00% due 8/15/2008 (Foothill
Area Project; Insured: FGIC)	Aaa/AAA	1,500,000	1,789,275
Southeast Resources Recovery Facilities Authority Lease Revenue Refunding Series B, 5.375% due 12/1/2013
(Insured: AMBAC)	Aaa/AAA	1,060,000	1,131,794
Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project; Insured: AMBAC)	Aaa/AAA	350,000	375,228
Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project; Insured: AMBAC)	Aaa/AAA	250,000	268,020
Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due 8/1/2029 put 8/1/2009 (Continental
Gardens Project; Collateralized: FNMA)	NR/AAA	3,275,000	3,476,249
Tri City Hospital District Revenue Refunding Series B, 6.00% due 2/15/2006 (Insured: MBIA)	Aaa/AAA	1,000,000	$1,062,290
Ukiah Unified School District Certificates of Participation, 4.00% due 9/1/2006 (Insured: MBIA)	Aaa/AAA	2,380,000	2,473,296
Ukiah Unified School District Certificates of Participation, 5.00% due 9/1/2008 (Insured: MBIA)	Aaa/AAA	1,000,000	1,082,000
Ventura County Community College Series A, 5.00% due 8/1/2012 (Insured: MBIA)	Aaa/AAA	500,000	543,485
Ventura Unified School District Series F, 6.75% due 8/1/2004 (Insured: FSA)	Aaa/AAA	160,000	160,741
Ventura Unified School District Series F, 6.75% due 8/1/2005 (Insured: FSA)	Aaa/AAA	115,000	121,314
Victorville Redevelopment Agency Tax Allocation Bear Valley Road Special Escrow Fund A, 5.00% due 12/1/2014
(Insured: FSA)	Aaa/AAA	455,000	473,459
Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)*	Aaa/AAA	800,000	910,528
Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)*	Aaa/AAA	1,000,000	1,290,890
Walnut Valley Unified School District Series A, 6.70% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	245,000	258,323
Walnut Valley Unified School District Series A, 6.80% due 2/1/2007 (Insured: MBIA)	Aaa/AAA	250,000	277,170
Walnut Valley Unified School District Series A, 6.90% due 2/1/2008 (Insured: MBIA)	Aaa/AAA	250,000	284,925
Walnut Valley Unified School District Series A, 7.00% due 8/1/2008 (Insured: MBIA)	Aaa/AAA	100,000	115,839
Washington Township Health Care District Revenue, 5.00% due 7/1/2009	A2/NR	450,000	475,862
West Contra Costa Unified School District Series A, 6.50% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	570,000	599,708
West Contra Costa Unified School District Series A, 7.00% due 8/1/2006 (Insured: MBIA)	Aaa/AAA	595,000	654,060
West Contra Costa Unified School District Series A, 7.00% due 8/1/2008 (Insured: MBIA)	Aaa/AAA	655,000	758,746
Whittier Solid Waste Revenue Refunding Series A, 5.375% due 8/1/2014 (Insured: AMBAC)	Aaa/AAA	1,000,000	1,023,010

TOTAL INVESTMENTS (Cost $168,710,210)			$171,601,253

† Credit ratings are unaudited
*Escrowed to maturity
See notes to financial statements

Report of independent Registered Public Accounting Firm
Thornburg California Limited Term Municipal Fund

To the Trustees and Shareholders of
Thornburg California Limited Term Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg California Limited Term Municipal Fund (formerly Thornburg Limited Term Municipal Fund — California Portfolio) a series of Thornburg Investment Trust (the “Fund”) at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
August 2, 2004

19

Index Comparisons
Thornburg California Limited Term Municipal Fund                    June 30, 2004

Index Comparison

Compares performance ofThornburg California Limited Term Municipal Fund, the Lehman Brothers Five-Year Municipal Bond Index, (the “Index”) and the Consumer Price Index (CPI) for the periods ended June 30, 2004. On June 30, 2004, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 3.9 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. Performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Maximum sales charge of the Fund’s Class A Shares is 1.50%. C shares include a 0.50% CDSC for the first year only. Performance data quoted represent the past and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For the most recent month-end performance information, visit www.thornburg.com.

The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

The Lehman Brothers Five-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. The approximate maturity of the municipal bonds in the index is five years.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

20

Trustees and officers
Thornburg California Limited Term Municipal Fund                    June 30, 2004

Name, Address and Age (1)	Position(s) Held with Fund (2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee or Nominee for Trustee

Interested Trustees
Garrett Thornburg,
58

Brian J. McMahon,
48

Independent Trustees

David A. Ater,
59

David D. Chase,
63

Forrest S. Smith,
74

James W. Weyhrauch,
45

Officers of the Fund (who are not Trustees)(7)
Dawn B. Fischer,
57

Steven J. Bohlin,
45

George T. Strickland,
41

William V. Fries,
65

Leigh Moiola,
37

Kenneth Ziesenheim,
50

Alexander Motola,
34

Wendy Trevisani,
33

Joshua Gonze,
41

Brad Kinkelaar,
36

Kerry D. Lee,
37

Christopher Ihlefeld,
33

Leon Sandersfeld,
37

Sasha Wilcoxon,
29

Chairman
of Trustees (3)

Trustee,
President (5)

Trustee

Trustee

Trustee

Trustee

Secretary

Vice President,
Treasurer

 Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Trustee
Since
1987
(4)

Trustee
Since
2001;
President
Since 1997
(4)(6)

Trustee
since
1994
(4)

Trustee
since
2001
(4)

Trustee
since
1987
(4)

Trustee
since
1996
(4)

Secretary
Since 1987
(6)

Vice
President
Since 1987;
Treasurer
Since 1989
(6)

Vice
President
Since 1996
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 2003
(4)

Vice
President
Since 2003
(6)

Vice
President
Since 2003
(6)

CEO, Chairman and controlling
shareholder of Thornburg
Investment Management, Inc.
(investment advisor) and
Thornburg Securities Corporation
(securities dealer); Chairman of
Thornburg Limited Term Municipal
Fund, Inc. (registered investment
company) to 2004; CEO and Chairman
of Thornburg Mortgage, Inc. (real estate
investment trust); Chairman of
 Thornburg Mortgage Advisory
Corporation (investment manager to
Thornburg Mortgage, Inc.).

President and Managing Director
of Thornburg Investment
Management, Inc.; President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Principal in Ater & Ater
Associates, Santa Fe, NM
(developer, planner and
broker of residential and
commercial real estate); owner
developer and broker for
various real estate projects.

Chairman, President, CEO,
and General Partner of Vestor
Partners, LP, Santa Fe, NM
(private equity fund); Chairman
and CEO of Vestor Holdings,
Inc., Santa Fe, NM (merchant
bank).

Trust and estate attorney, of
counsel to Catron, Catron &
Pottow, Santa Fe, NM (law firm).

Executive Vice President and
Director to 2002, and since 2002;
CEO and Vice Chairman,
NambMills, Inc., Santa Fe,
NM (manufacturer).

Secretary and Managing Director,
Thornburg Investment Management,
Inc.; Secretary, Thornburg Limited Term
Municipal Fund, Inc. to 2004; Secretary,
Thornburg Securities Corporation;
Vice President, Daily Tax Free Income
Fund, Inc. (registered investment
company).

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President (and
Treasurer since 2003) of Thornburg
Limited Term Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. 1999-2004.

Managing Director of Thornburg
Investment Management, Inc.;
President of Thornburg Securities
Corporation; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Managing Director of Thornburg
Investment Management, Inc.
since 2000; Portfolio Manager,
Insight Capital Research &
Management, Inc., Walnut Creek,
California 1995-2000.

Associate of Thornburg
Investment Management, Inc. 1999
-2003, Vice President since 2000
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. 1999-2002;
Sales Representative, Solomon Smith
Barney 1996-1999.

Associate of Thornburg
Investment Management Inc. to
2004, Vice President since 1999
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Associate Portfolio Manager of
Thornburg Investment Management,
Inc. since 1999 and Vice President and
Managing Director since 2004; Equity
Investment Analyst, State Farm
Insurance Companies 1996-1999.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Limited Term
Municipal Fund, Inc., 2003-2004.

Associate of Thornburg Investment
Management, Inc. since 2002;
Senior Staff Accountant,
Farm Bureau Life Insurance Co.
1998-2002.

Associate of Thornburg Investment
Management, Inc. since 2000; and
Mutual Fund Support Service
			Department Manager since 2002.	Twelve Twelve Twelve Twelve Twelve Twelve N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A

Director of
 Thornburg Mortgage,
 Inc. (real estate
 investment trust)

 None

  Director of
  Thornburg
  Mortgage, Inc.
  (real estate
  investment trust)

  Director of
  Thornburg
  Limited Term
      Municipal Fund,
  Inc. 2001-2004

  None

  None

N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

(1)	Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)	The Fund is one of twelve separate investment "Funds" or
"series" of Thornburg Investment Trust (the "Trust"),
organized as a Massachusetts business trust. The Trust currently has twelve active Funds. Thornburg Investment Management, Inc. is the investment advisor to, and manages, the twelve funds of the Trust.
(3)	Mr. Thornburg is considered an "interested" Trustee under the
Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc., the investment advisor to the twelve active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares for the Trust.
(4)	Each Trustee serves in office until the election and qualification of a successor.
(5)	Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)	The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

The Statement of Additional Information for each Fund of the Trust includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-847-0200.

PORTFOLIO PROXY VOTING
Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended June 30, 2004, one hundred percent of dividends paid by the Fund are tax exempt dividends. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003.

SHAREHOLDER MEETING INFORMATION

A special meeting (the “Meeting”) of the shareholders of Thornburg Limited Term Municipal Fund – California Portfolio (the “California Portfolio,” which was, until June 21, 2004, a series of Thornburg Limited Term Municipal Fund, Inc. (the “Company”), and since June 21, 2004, a series of Thornburg Investment Trust) were held on April 28, 2004, as adjourned to May 21, 2004, at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501.

The shareholders of the California Portfolio considered at the Meeting the approval of an Agreement and Plan of Reorganization providing for the reorganization of the California Portfolio into a series or “Fund” of Thornburg Investment Trust called “Thornburg California Limited Term Municipal Fund,” by the transfer of all of the assets of the California Portfolio to Thornburg California Limited Term Municipal Fund, in exchange solely for voting shares of Thornburg California Limited Term Municipal Fund, and for the distribution of those shares to the shareholders of the California Portfolio. See Note 1 in the notes to financial statements.

Similarly, the shareholders of Thornburg Limited Term Municipal Fund – National Portfolio (the “National Portfolio”) another series of the Company, approved an Agreement and Plan of Reorganization providing for the reorganization of the National Portfolio into Thornburg Limited Term Municipal Fund, a series of Thornburg Investment Trust.

The voting results for the matters voted on are as follows:

Thornburg Limited Term Municipal Fund – California Portfolio

Shares Voted for	Shares Voted Against or Withheld	Shares Abstained	Broker Non-Vote	Shares Voted
7,392,850	189,676	286,920	-	7,869,446

Thornburg California Limited Term Municipal Fund - I Shares

Annual Report
June 30, 2004

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg California Limited Term Municipal Fund
ALL DATA AS OF 06/30/2004.

FUND FACTS: Thornburg California Limited Term Municipal Fund
I Shares

Annualized Distribution Rate (at NAV)	3.08%
SEC Yield	2.48%
NAV	$ 12.89
Maximum Offering Price	$ 12.89
TOTAL RETURNS: (Annual Average)

One Year	0.46%
Three Years	3.71%
Five Years	4.18%
Since Inception	4.44%
Inception Date	4/1/97

Minimum investments for I-share class are higher that those for other classes. There is no up front sales charge for this class of shares.

Performance data quoted represent past performance and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For the most recent month-end performance information, visit www.thornburg.com.

The SEC yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

Letter to shareholders
Thornburg California Limited Term Municipal Fund                     July 7, 2004

Dear Shareholder:

I am pleased to present the Annual Report for the Thornburg California Limited Term Municipal Fund. The net asset value of the I shares decreased by 33¢ to $12.89 during the year ended June 30, 2004. If you were with us for the entire period, you received dividends of 39.1¢ per share. If you reinvested dividends, you received 39.6 cents per share.

Over the last year, interest-rates on high-quality municipal bonds have risen dramatically. Most of the change happened in April and May of this year. Usually, bond market participants take their cue, at least in part, from the Federal Reserve. In April and May of 2004, the bond market jumped the gun. In anticipation of a rising Fed Funds rate, investors sold bonds, which pushed up the yield on a 5-year Treasury note from a low of 2.64% on March 16th to 3.93% on June 30th. The municipal market followed suit. The yield on a 5-year AAA-rated municipal bond rose from a low of 2.09% to 3.16% at the quarter’s end.

The rise in rates caused bond prices to move down sharply, leading to the worst quarterly total return for bonds since 1994. Our strategy of laddering short and intermediate bonds helped diffuse some, but not all, of the downward price pressures. Thornburg California Limited Term Municipal Fund A shares produced a total return of 0.13% for the year ended June 30, 2004. This was slightly less than that of the Lehman Brothers 5-Year Municipal Bond Index, which posted a 0.24% return over the same time period. We believe the Fund’s under-performance was mostly due to its concentration in California bonds versus the national scope of the index.

Your Thornburg California Limited Term Municipal Fund is a laddered portfolio of over 160 municipal obligations from all over the state. Approximately 97% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund’s weighted average maturity is 3.9 years, and we normally keep it below 5 years. As you know, we “ladder” the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years.

When interest rates rise, virtually all bonds fall in value. However, as the bonds in a laddered portfolio approach maturity, they tend to recapture lost value. Meanwhile, cash from maturing bonds can be reinvested in a higher interest rate environment, raising the portfolio’s yield. In this way, a laddered portfolio should benefit from rising interest rates over time.

We have been targeting a somewhat shorter duration than normal so far this year because we have been concerned about a rise in interest rates. Now that rates have moved up by over 1.00%, is it time to start extending duration? We have decided not to extend your Fund’s duration yet because we believe that interest rates are more likely to increase than decrease in the months ahead.

Most indicators of economic activity are strong. Personal consumption expenditures are up 4.1% and corporate cash flows have surged 24% in the last year. Almost one million new jobs have been created in the last three months. Clearly a 1.25% Fed Funds rate is inconsistent with such robust economic growth. Since bond yields rose earlier this year, our bond market has already built in expectations of a somewhat higher Fed Funds rate. The next major question concerns what happens to economic growth and inflation after the Fed Funds rate hits 2.5%.

% of portfolio maturing within	Cumulative % maturing by end of
1 year = 13%	year 1 = 13%
1 to 2 years = 12%	year 2 = 25%
2 to 3 years = 17%	year 3 = 42%
3 to 4 years = 13%	year 4 = 55%
4 to 5 years = 11%	year 5 = 66%
5 to 6 years = 8%	year 6 = 74%
6 to 7 years = 5%	year 7 = 79%
7 to 8 years = 9%	year 8 = 88%
8 to 9 years = 7%	year 9 = 95%
over 9 years = 5%	over 9 years = 100%

As of 6/30/04. Portfolio holdings can and do vary over time.

2

Letter to shareholders, Continued
Thornburg California Limited Term Municipal Fund

We believe that the economy has enough momentum to continue growing in such a scenario. Furthermore, we believe that we are only beginning to see the long-term effects on inflation of government policies over the last three years. Low interest rates, tax cuts, deficit spending, and a weak dollar have all combined to create an environment where businesses and their workers have more pricing power. We expect that this will translate to a sustained, though moderate, rise in the official inflation statistics over the next couple of years.

If these events unfold as we expect, bond yields should eventually resume their upward path. We have positioned your Fund with this outlook in mind. The duration is near the short end of its typical range, and the ladder is somewhat more concentrated in shorter maturities. We are looking forward to a buyer friendly environment in the future when we will hopefully be able to add a significant amount of additional yield while positioning your Fund to perform well for years to come.

Thanks to a strong economy, some hard-fought expenditure cuts, and a lot of borrowing, the California state budget situation has improved. Whether the improvement is temporary or permanent depends upon whether the legislature and governor can work together to close future operating deficits that are currently projected to reach $8 billion by the 2006-07 fiscal year. State budget cuts are also creating difficult operating environments for local governments, schools, and hospitals. We have responded by keeping your Fund’s credit quality high, with average ratings of AA and broad diversification across issuers and market sectors.

We hope that you are pleased with your investment in the Thornburg California Limited Term Municipal Fund. Over the years, our practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg California Limited Term Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

The Lehman Brothers Five-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. The approximate maturity of the municipal bonds in the index is five years. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

The Fed Funds Rate is the interest rate at which a depository institution lends immediately available funds (balances at the Federal Reserve) to another depository institution overnight.

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, investment styles, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

3

Statement of assets and liabilities
Thornburg California Limited Term Municipal Fund                     June 30, 2004

ASSETS
Investments at value (cost $168,710,210)	$ 171,601,253
Cash	1,221,892
Receivable for investments sold	1,179,774
Receivable for fund shares sold	48,397
Interest receivable	2,749,053
Prepaid expenses and other assets	2,427

Total Assets	176,802,796

LIABILITIES
Payable for fund shares redeemed	72,729
Accounts payable and accrued expenses	84,689
Payable to investment advisor (Note 3)	67,629
Dividends payable	127,272

Total Liabilities	352,319

NET ASSETS	$ 176,450,477

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$ 2,891,043
Accumulated net realized gain (loss)	(420,561)
Net capital paid in on shares of beneficial interest	173,979,995

$ 176,450,477

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($131,158,041 applicable to 10,188,823 shares of beneficial
interest outstanding - Note 4)	$ 12.87
Maximum sales charge, 1.50% of offering price	0.20

Maximum Offering Price Per Share	$ 13.07

Class C Shares:
Net asset value and offering price per share*
($22,363,231 applicable to 1,735,890 shares of beneficial
interest outstanding - Note 4)	$ 12.88

Class I Shares:
Net asset value, offering and redemption price per share
($22,929,205 applicable to 1,779,494 shares of beneficial
interest outstanding - Note 4)	$ 12.89

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

4

Statement of operations
Thornburg California Limited Term Municipal Fund                      Year Ended June 30, 2004

INVESTMENT INCOME:
Interest income (net of premium amortized of $2,564,506)	$ 6,712,550

EXPENSES:
Investment advisory fees (Note 3)	918,297
Administration fees (Note 3)
Class A Shares	174,699
Class C Shares	28,238
Class I Shares	10,709
Distribution and service fees (Note 3)
Class A Shares	349,320
Class C Shares	226,548
Transfer agent fees
Class A Shares	44,268
Class C Shares	20,379
Class I Shares	20,052
Custodian fees (Note 3)	106,583
Registration and filing fees	3,389
Professional fees	61,059
Accounting fees	17,215
Trustee fees	7,178
Other expenses	56,999

Total Expenses	2,044,933
Less:
Expenses reimbursed by investment advisor (Note 3)	(116,964)
Distribution and service fees waived (Note 3)	(113,274)
Fees paid indirectly (Note 3)	(1,718)

Net Expenses	1,812,977

Net Investment Income	4,899,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold	302,064
Increase (Decrease) in unrealized appreciation of investments	(5,077,284)

Net Realized and Unrealized
Gain (Loss) on Investments	(4,775,220)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 124,353

See notes to financial statements.

5

Statements of changes in net assets
Thornburg California Limited Term Municipal Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income	$4,899,573	$4,872,973
Net realized gain (loss) on investments sold	302,064	57,393
Increase (Decrease) in unrealized appreciation of investments	(5,077,284)	2,933,907

Net Increase (Decrease) in Net Assets
Resulting from Operations	124,353	7,864,273
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(3,715,243)	(3,907,510)
Class C Shares	(544,139)	(478,583)
Class I Shares	(640,191)	(489,837)
FUND SHARE TRANSACTIONS (NOTE 4):
Class A Shares	(14,508,762)	31,614,924
Class C Shares	441,058	6,082,493
Class I Shares	2,945,765	10,211,834

Net Increase (Decrease) in Net Assets	(15,897,159)	50,897,594
NET ASSETS:
Beginning of year	192,347,636	141,450,042

End of year	$176,450,477	$192,347,636

See notes to financial statements.

6

Notes to financial statements
Thornburg California Limited Term Municipal Fund                      June 30, 2004

NOTE 1 — ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) (formerly Thornburg Limited Term Municipal Fund – California Portfolio) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eleven series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent, in the view of the investment advisor, with the preservation of capital. In addition, the Fund will invest primarily in Municipal Obligations originating in California with the objective of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

Reorganization: The Fund is the successor to Thornburg Limited Term Municipal Fund – California Portfolio (the “California Portfolio”) a series of Thornburg Limited Term Municipal Fund, Inc. On December 8, 2003, the Company’s Board of Directors approved an Agreement and Plan of Reorganization providing for the transfer of substantially all of the California Portfolio’s assets to the Fund, in exchange solely for voting shares of the Fund, and the distribution of those shares to the shareholders of the California Portfolio and the subsequent dissolution of the California Portfolio. The Fund was created by the Trust on December 8, 2003 to accomplish the reorganization, and until the reorganization was completed had only nominal assets. The reorganization was intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing those functions. The Agreement and Plan of Reorganization was approved by the California Portfolio’s shareholders on May 21, 2004, and the reorganization was concluded on June 21, 2004. As a result, all of the California Portfolio’s assets were transferred to the Fund, and the shareholders of the California Portfolio became shareholders of the Fund. There was no change in investment objective or policies as a result of the reorganization, and the investment advisor did not change because of the reorganization. The California Portfolio is the accounting survivor, and the financial results of the Fund include the results of the California Portfolio prior to the reorganization.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value, the Fund utilizes an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

7

Thornburg California Limited Term Municipal Fund
Notes to financial statements, Continued                       June 30, 2004

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2004, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Fund also has entered into an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2004 the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $68,169 for Class A shares, $24,630 for Class C shares and $24,165 for Class I shares.

The Fund has a Distribution Agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the distributor of Fund shares. For the year ended June 30, 2004 the Distributor has advised the Fund that it earned commissions aggregating $1,919 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $3,860 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other persons for distribution of the Fund’s shares and to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

8

Notes to financial statements, Continued
Thornburg California Limited Term Municipal Fund

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund’s Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75 of 1% per annum of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2004 are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2004 fees paid indirectly were $1,718.

Certain officers and Trustees of the Trust are also officers and /or Directors of the Advisor and the Distributor. The compensation of independent Trustees is borne by the Trust.

NOTE 4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Year Ended June 30, 2004		Year Ended June 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	1,775,040	$23,232,846	5,242,685	$68,754,114
Shares issued to shareholders in
reinvestment of dividends	188,208	2,457,459	199,540	2,620,134
Shares repurchased	(3,079,256)	(40,199,067)	(3,028,552)	(39,759,324)

Net Increase (Decrease)	(1,116,008)	($14,508,762)	2,413,673	$31,614,924

Class C Shares
Shares sold	530,253	$6,927,987	606,383	$7,970,447
Shares issued to shareholders in
reinvestment of dividends	30,099	393,331	23,883	313,949
Shares repurchased	(526,102)	(6,880,260)	(168,027)	(2,201,903)

Net Increase (Decrease)	34,250	$441,058	462,239	$6,082,493

Class I Shares
Shares sold	935,797	$12,251,009	1,157,992	$15,228,991
Shares issued to shareholders in
reinvestment of dividends	38,885	508,066	29,869	392,681
Shares repurchased	(753,140)	(9,813,310)	(411,162)	(5,409,838)

Net Increase (Decrease)	221,542	$2,945,765	776,699	$10,211,834

9

Notes to financial statements, Continued
Thornburg California Limited Term Municipal Fund                     June 30, 2004

NOTE 5 – SECURITIES TRANSACTIONS

For the year ended June 30, 2004, the Fund had purchase and sale transactions (excluding short-term securities) of $41,905,225 and $56,577,056, respectively.

NOTE 6 – INCOME TAXES

At June 30, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$168,710,210

Gross unrealized appreciation on a
tax basis	$3,456,977
Gross unrealized depreciation on a
tax basis	(565,934)

Net unrealized appreciation (depreciation)
on investments (tax basis)	$2,891,043

At June 30, 2004, the Fund did not have any undistributed tax-exempt/ordinary net income or undistributed capital gains.

At June 30, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such capital loss carryovers expire as follows:

2008	$205,990
2009	214,571

$420,561

The Fund utilized $302,064 of its capital loss carry forward during the year ended June 30, 2004. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

During the year ended June 30, 2004, $71,588 of capital loss carry forwards from prior years expired.

In order to account for permanent book/tax differences, the Fund increased accumulated net realized gain (loss) by $71,588 and decreased net capital paid in on shares of beneficial interest by $71,588. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from an expired capital loss carry forward.

All dividends paid by the Fund for the years ended June 30, 2004 and June 30, 2003, represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.

10

Financial highlights
Thornburg California Limited Term Municipal Fund

			Yr Ended June 30,
	2004	2003	2002	2001	2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$ 13.22	$ 12.97	$ 12.79	$ 12.60	$ 12.75

Income from investment operations:
Net investment income	0.39	0.42	0.51	0.59	0.58
Net realized and unrealized
gain (loss) on investments	(0.33)	0.25	0.18	0.19	(0.15)

Total from investment operations	0.06	0.67	0.69	0.78	0.43
Less dividends from:
Net investment income	(0.39)	(0.42)	(0.51)	(0.59)	(0.58)

Change in net asset value	(0.33)	0.25	0.18	0.19	(0.15)

Net asset value, end of year	$ 12.89	$ 13.22	$ 12.97	$ 12.79	$ 12.60

Total return	0.46%	5.27%	5.48%	6.28%	3.50%

Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.99%	3.20%	3.92%	4.60%	4.60%
Expenses, after expense reductions	0.67%	0.65%	0.66%	0.65%	0.65%
Expenses, after expense reductions
and net of custody credits	0.67%	0.65%	0.65%
Expenses, before expense reductions	0.78%	0.75%	0.84%	0.98%	0.79%

Portfolio turnover rate	23.80%	26.03%	25.16%	15.45%	21.34%

Net assets at end of year (000)	$ 22,929	$ 20,592	$ 10,133	$ 5,520	$ 5,793

11

SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund                    June 30,2004

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

Issuer-Description	Credit Rating† Moody’s/S&P	Principal Amount	Value
ABAG Finance Authority, 4.75% due 10/1/2011 (California School of Mechanical Arts Project)	A3/NR	435,000	$ 456,315
ABAG Finance Authority, 4.75% due 10/1/2012 (California School of Mechanical Arts Project)	A3/NR	455,000	474,369
Alameda Certificates of Participation, 4.60% due 5/1/2011	NR/A+	425,000	445,358
Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00% due 9/1/2006 (Insured:
FGIC)	Aaa/AAA	295,000	331,241
Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00% due 9/1/2007 (Insured:
FGIC)	Aaa/AAA	380,000	442,187
Anaheim City School District, 3.25% due 8/1/2004 (Insured: FGIC)	Aaa/AAA	550,000	550,924
Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2004 (Insured: AMBAC)	Aaa/AAA	750,000	750,075
Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2005 (Insured: AMBAC)	Aaa/AAA	785,000	811,761
Bay Area Government Associates Lease Series 2002, 4.00% due 7/1/2006 (Insured: AMBAC)	Aaa/AAA	765,000	793,970
Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009 (Insured: AMBAC)	Aaa/AAA	835,000	837,146
Bear Valley Unified School District Series A, 4.00% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	675,000	692,611
Bonita Unified School District Certificates of Participation Refunding, 4.50% due 5/1/2009 (Insured: MBIA)	Aaa/AAA	750,000	795,750
Bonita Unified School District Certificates of Participation Refunding, 4.50% due 5/1/2010 (Insured: MBIA)	Aaa/AAA	700,000	740,040
California Educational Facilities Authority Revenue, 6.10% due 6/1/2008 (Keck Graduate Institute Project)	Baa3/NR	160,000	174,373
California Educational Facilities Authority Revenue, 6.10% due 6/1/2009 (Keck Graduate Institute Project)	Baa3/NR	170,000	186,509
California Health Facilities Financing, 5.50% due 10/1/2006 (Sisters of Providence Project)	Aa3/AA-	1,235,000	1,319,264
California Health Facilities Financing Authority Revenue Series B Refunding, 5.25% due 10/1/2013 (Kaiser
Permanente Project) (ETM)*	A3/A	2,000,000	2,165,560
California Health Facilities Financing Revenue, 6.40% due 10/1/2005 (Sisters of Providence Project)	Aa3/AA-	700,000	707,119
California HFA Revenue Series 1985-B, 0.00% due 2/1/2017	Aa2/AA-	670,000	717,068
California Housing Finance Agency Revenue Multi Family Housing Series D, 1.12% due 2/1/2031 put 7/1/2004
(daily demand notes)	VMIG1/A1+	1,200,000	1,200,000
California Infrastructure & Economic Development Bank Revenue, 5.00% due 7/1/2010 (Bay Area Toll Bridges
Project; Insured: FSA)	Aaa/AAA	1,000,000	1,089,620
California Mobile Home Park Financing Series A, 4.75% due 11/15/2010 (Rancho Vallecitos Project; Insured:
ACA)	NR/A	500,000	507,750
California Mobile Home Park Financing Series A, 5.00% due 11/15/2013 (Rancho Vallecitos Project; Insured:
ACA)	NR/A	570,000	569,333
California Pollution Control Financing Authority Series A, 5.90% due 6/1/2014 (San Diego Gas & Electric
Project)	A2/A-	300,000	313,473
California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011 (ETM)*	Aaa/NR	2,650,000	2,921,810
California Pollution Control Solid Waste Authority Series B, 4.45% due 7/1/2027 put 7/1/2005 (Waste
Management Inc. Project)	NR/BBB	1,500,000	1,515,450
California Rural HMFA Single Family Mortgage Revenue, 5.25% due 6/1/2010 (Collateralized: GNMA/FNMA)	NR/AAA	75,000	75,834
California Rural HMFA Single Family Mortgage Revenue, 5.65% due 6/1/2010 (Collateralized: GNMA/FNMA)	NR/AAA	30,000	30,752
California State, 6.40% due 2/1/2006 (Insured: MBIA)	Aaa/AAA	500,000	533,340
California State, 7.50% due 10/1/2007 (Insured: MBIA)	Aaa/AAA	2,000,000	2,299,600
California State, 6.60% due 2/1/2010 (Insured: MBIA)	Aaa/AAA	560,000	649,835
California State, 6.50% due 9/1/2010 (Insured: AMBAC)	Aaa/AAA	1,250,000	1,457,138
California State, 5.50% due 3/1/2012 (Insured: FGIC)	Aaa/AAA	230,000	235,982
California State Department of Water Resources Power Series A, 5.50% due 5/1/2011 (Insured: MBIA)	Aaa/AAA	2,000,000	2,222,340
California State Department of Water Resources Power Supply Series A, 5.50% due 5/1/2008	A3/BBB+	2,580,000	2,792,798
California State Department of Water Resources Power Supply Series A, 5.25% due 5/1/2009 (Insured: MBIA)	Aaa/AAA	800,000	875,536
California State Economic Recovery Series A, 5.00% due 1/1/2008	Aa3/AA-	1,000,000	1,071,540
California State Public Works Board Lease Revenue, 5.50% due 6/1/2010 (Various Universities Project)	Aa2/A+	530,000	$ 578,537
California State Public Works Board Lease Revenue Series A, 5.25% due 1/1/2007 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,118,140
California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)	Aaa/AAA	1,000,000	1,127,710
California State Series A-3, 1.06% due 5/1/2033 put 7/1/2004 (daily demand notes)	VMIG1/A1+	4,400,000	4,400,000
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)	Aaa/AAA	1,000,000	1,303,170
California Statewide Community Development Authority, 5.00% due 7/1/2005 (Insured: FSA)	Aaa/AAA	1,000,000	1,033,590
California Statewide Community Development Authority Insured Health Facility Revenue Series 1996-A, 6.00%
due 9/1/2004 (San Gabriel Medical Center Project) (ETM)*	NR/NR	1,000,000	1,007,470
California Statewide Community Development Authority Revenue, 5.125% due 6/1/2008 (Louisiana Orthopedic
Hospital Foundation Project; Insured: AMBAC)	Aaa/AAA	595,000	637,900
California Statewide Community Development Authority Revenue Certificates of Participation, 6.50% due
8/1/2012 (Cedars Sinai Center Hospital Project; Insured: MBIA)	Aaa/AAA	1,000,000	1,110,190
California Statewide Community Development Authority Revenue Series B, 5.00% due 6/1/2008 (Hospital
Monterey Peninsula Project; Insured: FSA)	Aaa/AAA	1,110,000	1,198,189
California Statewide Community Development Authority Revenue Series B, 5.00% due 6/1/2009 (Hospital
Monterey Peninsula Project; Insured: FSA)	Aaa/AAA	1,180,000	1,279,297
California Statewide Community Development Authority Series 1996-A, 6.00% due 9/1/2005 (San Gabriel Medical
Center Project; Insured: California Health) (ETM)*	NR/NR	1,000,000	1,046,920
California Statewide Community Development Authority Solid Waste Revenue, 2.90% due 4/1/2011 put 4/1/2007
(Waste Management Inc. Project)	NR/BBB	1,000,000	976,910
California Statewide Community Development Series E, 4.70% due 11/1/2036 put 6/1/2009 (Kaiser Permanente
Project)	A3/A-1	2,000,000	2,069,800
Capistrano Unified School District 92-1 Community Facilities District Special Tax, 7.10% due 9/1/2021
pre-refunded 9/1/2007	NR/NR	950,000	1,073,709
Castaic Lake Water Agency Certificates of Participation Refunding Series A, 7.25% due 8/1/2007 (Water
Systems Improvement Project; Insured: MBIA)	Aaa/AAA	1,000,000	1,136,560
Castaic Lake Water Agency Refunding Water Systems Improvement Project Series A, 7.25% due 8/1/2009
(Insured: MBIA)	Aaa/AAA	100,000	118,676
Central Union High School District Imperial County Refunding, 5.00% due 8/1/2011 (Insured: FGIC)	Aaa/AAA	780,000	849,014
Central Union High School District Imperial County Refunding, 5.00% due 8/1/2012 (Insured: FGIC)	Aaa/AAA	830,000	902,185
Central Valley Financing Authority Revenue, 6.00% due 7/1/2009 (Carson Ice Project)	NR/BBB	1,215,000	1,256,067
Central Valley School Districts Financing Authority, 0% due 2/1/2007 (Insured: MBIA)	Aaa/AAA	205,000	190,693
Coachella Valley California Unified School District Certificates of Participation Refunding, 5.00% due
9/1/2012 (Insured: MBIA)	Aaa/AAA	800,000	864,680
Desert Sands Unified School District Series F, 4.00% due 3/1/2006 (Measure O Project; Insured: MBIA)	Aaa/AAA	2,320,000	2,393,590
East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2004 (Insured: MBIA)	Aaa/AAA	550,000	552,491
East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	500,000	526,825
East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2006 (Insured: MBIA)	Aaa/AAA	700,000	764,050
East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2007 (Insured: MBIA)	Aaa/AAA	840,000	941,741
El Monte Certificates of Participation Senior Department Public Services Facility Phase II, 5.00% due
1/1/2009 (Insured: AMBAC)	Aaa/AAA	2,730,000	2,944,059
Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0% due 9/1/2013 (California Center For
The Arts Project; Insured: AMBAC)	Aaa/AAA	500,000	296,980
Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due 1/1/2027 put 7/1/2007
(Terrace Gardens Project; Collateralized: FNMA)	NR/AAA	3,015,000	3,132,585
Folsom Cordova Unified School District School Facilities Improvement District-2 Series A, 4.50% due
10/1/2004 (Insured: MBIA)	Aaa/AAA	2,000,000	2,016,080
Fresno County Housing Authority Multi Family Revenue Refunding Series A, 4.90% due 11/1/2027 mandatory put
11/1/2007 (Housing Creek Park Apartments Project; Collateralized: FNMA)	NR/AAA	400,000	417,008
Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008	NR/BBB+	575,000	617,234
Imperial Irrigation District California Certificates of Participation, 6.50% due 11/1/2007 (Electric
Systems Project; Insured: MBIA)	Aaa/AAA	1,000,000	$1,104,310
Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded 8/1/2005	Baa3/NR	1,000,000	1,068,900
Julian Union High School District, 4.875% due 11/1/2005 (Insured: MBIA)	Aaa/AAA	295,000	303,900
Kern High School District, 7.00% due 8/1/2010 (ETM)*	A1/NR	165,000	197,332
Kern High School District Refunding Series A, 6.30% due 8/1/2011 (Insured: MBIA)	Aaa/AAA	500,000	577,710
Kern High School District Series B, 9.00% due 8/1/2006 (ETM)*	Aaa/AAA	680,000	773,949
Los Angeles Certificates of Participation, 5.00% due 2/1/2012 (Insured: MBIA)	Aaa/AAA	1,400,000	1,508,528
Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009 (Cinerama Dome Public Parking Project;
Insured: ACA)	NR/A	835,000	857,654
Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010 (Cinerama Dome Public Parking Project;
Insured: ACA)	NR/A	435,000	461,448
Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020 pre-refunded 12/1/2005	Aaa/AAA	5,000	5,498
Los Angeles Convention & Exhibition Center Authority Certificates Refunding, 0% due 8/15/2005 (Insured:
AMBAC)	Aaa/AAA	275,000	269,129
Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,153,400
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 9.00% due 7/1/2007 (Insured:
MBIA)	Aaa/AAA	1,700,000	2,014,483
Los Angeles Department Airport Revenue Refunding Series A, 5.50% due 5/15/2010 (Insured: FGIC)	Aaa/AAA	700,000	730,933
Los Angeles Department of Water & Power Revenue Refunding Series A Subseries A-1, 5.00% due 7/1/2008 (Power
Systems Project)	Aa3/AA-	1,000,000	1,082,360
Los Angeles Department Water & Power Revenue Series A, 5.25% due 7/1/2011 (Insured: MBIA)	Aaa/AAA	3,000,000	3,303,990
Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007 (Collateralized: FNMA)	NR/AAA	1,940,000	2,034,478
Los Angeles Regional Airport Lease Refunding, 5.25% due 1/1/2009 (Facilities Laxfuel Corp. LA International
Project)	Aaa/AAA	1,590,000	1,681,902
Los Angeles Unified School District Series E, 5.50% due 7/1/2012 (Insured: MBIA)	Aaa/AAA	2,500,000	2,800,050
Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa Delaware Arroyo Project; Insured:
ACA)	NR/A	1,205,000	1,234,812
New Haven Unified School District Refunding, 12.00% due 8/1/2006 (Insured: FSA)	Aaa/AAA	1,400,000	1,674,036
New Haven Unified School District Refunding, 12.00% due 8/1/2008 (Insured: FSA)	Aaa/AAA	1,000,000	1,339,780
Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007 (Geothermal Project 3-A) (ETM)*	Baa2/BBB+	360,000	392,717
Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007	Baa2/BBB+	340,000	366,095
Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)	Aaa/AAA	50,000	50,239
Ontario Montclair School District Certificates of Participation Refunding, 3.80% due 9/1/2028 put 8/31/2007
(School Facility Bridge Funding Project; Insured: FSA)	VMIG1/A-1	1,730,000	1,731,470
Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)	Aaa/AAA	1,000,000	1,085,230
Orange County Local Transportation Authority Sales Tax Revenue, 6.00% due 2/15/2006	Aa2/AA+	510,000	541,768
Orange County Recovery Certificates of Participation Series A, 6.00% due 7/1/2006 (Insured: MBIA)	Aaa/AAA	600,000	645,414
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	2,000,000	2,090,120
Piedmont Unified School District Series B, 0% due 8/1/2013 pre-refunded 8/1/2007	Aa3/NR	1,000,000	639,280
Pittsburg California Redevelopment Agency Tax Allocation Refunding, 5.25% due 8/1/2012 (Los Medanos
Community Development Project A; Insured: MBIA)	Aaa/AAA	3,350,000	3,684,598
Pleasanton Unified School District Series B, 0% due 8/1/2016 pre-refunded 8/1/2005 @ 54.674 (Insured: MBIA)	Aaa/AAA	1,000,000	536,390
Pomona Unified School District General Obligation, 5.35% due 2/1/2005 (Insured: MBIA)	Aaa/AAA	580,000	593,375
Pomona Unified School District General Obligation, 5.40% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	340,000	353,899
Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010 (Insured: MBIA)	Aaa/AAA	320,000	364,342
Porterville Certificates of Participation, 6.10% due 10/1/2005 (Water Systems Refunding Project; Insured:
AMBAC)	Aaa/AAA	295,000	310,762
Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due 7/1/2009 (Insured: FSA)	Aaa/AAA	1,000,000	$1,106,040
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series A, 5.00% due
7/1/2008 (Insured: FGIC)	Aaa/AAA	1,000,000	1,081,180
Puerto Rico Commonwealth Refunding Series B, 0.95% due 7/1/2029 put 7/1/2004 (daily demand notes)	Aaa/AAA	3,300,000	3,300,000
Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011 (Insured: FSA)	Aaa/AAA	600,000	690,840
Rancho Santiago Community College District Series A, 4.00% due 9/1/2005 (Insured: MBIA)	Aaa/AAA	1,000,000	1,027,510
Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due 5/15/2005	NR/NR	500,000	485,000
Sacramento County Sanitation District Financing Authority Revenue, 4.80% due 12/1/2004 (ETM)*	Aaa/AA	500,000	507,175
Sacramento County Sanitation District Financing Authority Revenue Series A, 5.75% due 12/1/2009	Aa3/AA	560,000	629,804
Sacramento Municipal Utility District Electric Revenue Refunding Series C, 5.75% due 11/15/2007 (Insured:
MBIA) (ETM)*	Aaa/AAA	330,000	334,613
Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022 (Insured: FSA)	Aaa/AAA	1,450,000	510,023
San Bernardino County Multi Family Housing Revenue Refunding Series A, 4.75% due 12/15/2031 put 12/15/2011
(Collateralized: FNMA)	Aaa/NR	3,000,000	3,134,550
San Bernardino County Special Taxes Community Facilities District 2002-1, 5.10% due 9/1/2011	NR/NR	190,000	194,801
San Bernardino County Special Taxes Community Facilities District 2002-1, 5.20% due 9/1/2012	NR/NR	205,000	209,639
San Bernardino County Special Taxes Community Facilities District 2002-1, 5.30% due 9/1/2013	NR/NR	300,000	306,090
San Bernardino County Transportation Authority Sales Tax Revenue Series A, 6.00% due 3/1/2010 (Insured:
FGIC) (ETM)*	Aaa/AAA	175,000	192,052
San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2005 (Insured: MBIA)	Aaa/AAA	430,000	447,656
San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2006 (Insured: MBIA)	Aaa/AAA	455,000	493,234
San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2007 (Insured: MBIA)	Aaa/AAA	425,000	475,188
San Francisco Bay Area Rapid Transit Refunding Sales Tax Revenue, 0% due 7/1/2004 (Insured: AMBAC)	Aaa/AAA	500,000	499,980
San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006 (Insured: ACA)	NR/A	1,000,000	1,054,330
San Francisco International Airport Revenue Series Issue 13B, 8.00% due 5/1/2007 (Insured: MBIA)	Aaa/AAA	1,100,000	1,207,349
San Jose Evergreen Community College District Series C, 0% due 9/1/2011 (Insured: AMBAC)	Aaa/AAA	2,200,000	1,613,062
San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039 mandatory put 6/1/2006 (Civic
Center Project; Insured: AMBAC)	Aaa/AAA	2,700,000	2,837,376
San Marcos Public Facilities Authority Revenue Community Facilities District 88-1, 0% due 3/1/2008 (ETM)*	Aaa/NR	1,900,000	1,703,768
Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due 11/1/2021 put 11/1/2006 (Collateralized:
FNMA)	NR/AAA	2,000,000	2,018,620
Santa Clara County Financing Authority, 5.00% due 8/1/2005 (Measure B Transportation Improvement Program)	A2/NR	1,250,000	1,289,975
Santa Clara County Financing Authority Special Obligation Measure B, 4.00% due 8/1/2006 (Transportation
Improvement Program Project)	A2/NR	1,000,000	1,030,700
Santa Clara Valley Transportation Authority Sales Tax Revenue Measure A, 4.00% due 4/1/2036 put 10/2/2006
(Insured: AMBAC)	Aaa/AAA	1,000,000	1,035,410
Santa Clara Valley Transportation Authority Sales Tax Revenue Measure A, 5.50% due 4/1/2036 (Insured:
AMBAC)	Aaa/AAA	3,410,000	3,638,504
Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005	A3/NR	610,000	623,518
Santa Margarita/Dana Point Authority Revenue Refunding Improvement Districts 1&2 Series A, 5.375% due
8/1/2004 (Insured: MBIA)	Aaa/AAA	1,000,000	1,003,450
Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A, 5.20% due 12/15/2013 (Insured: ACA)	NR/A	575,000	591,957
South Orange County Public Finance Authority Special Tax Revenue, 7.00% due 9/1/2005 (Insured: MBIA)	Aaa/AAA	1,435,000	1,521,545
South Orange County Public Financing Authority Special Tax Revenue Series C, 8.00% due 8/15/2008 (Foothill
Area Project; Insured: FGIC)	Aaa/AAA	1,500,000	1,789,275
Southeast Resources Recovery Facilities Authority Lease Revenue Refunding Series B, 5.375% due 12/1/2013
(Insured: AMBAC)	Aaa/AAA	1,060,000	1,131,794
Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project; Insured: AMBAC)	Aaa/AAA	350,000	375,228
Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project; Insured: AMBAC)	Aaa/AAA	250,000	268,020
Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due 8/1/2029 put 8/1/2009 (Continental
Gardens Project; Collateralized: FNMA)	NR/AAA	3,275,000	3,476,249
Tri City Hospital District Revenue Refunding Series B, 6.00% due 2/15/2006 (Insured: MBIA)	Aaa/AAA	1,000,000	$1,062,290
Ukiah Unified School District Certificates of Participation, 4.00% due 9/1/2006 (Insured: MBIA)	Aaa/AAA	2,380,000	2,473,296
Ukiah Unified School District Certificates of Participation, 5.00% due 9/1/2008 (Insured: MBIA)	Aaa/AAA	1,000,000	1,082,000
Ventura County Community College Series A, 5.00% due 8/1/2012 (Insured: MBIA)	Aaa/AAA	500,000	543,485
Ventura Unified School District Series F, 6.75% due 8/1/2004 (Insured: FSA)	Aaa/AAA	160,000	160,741
Ventura Unified School District Series F, 6.75% due 8/1/2005 (Insured: FSA)	Aaa/AAA	115,000	121,314
Victorville Redevelopment Agency Tax Allocation Bear Valley Road Special Escrow Fund A, 5.00% due 12/1/2014
(Insured: FSA)	Aaa/AAA	455,000	473,459
Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)*	Aaa/AAA	800,000	910,528
Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)*	Aaa/AAA	1,000,000	1,290,890
Walnut Valley Unified School District Series A, 6.70% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	245,000	258,323
Walnut Valley Unified School District Series A, 6.80% due 2/1/2007 (Insured: MBIA)	Aaa/AAA	250,000	277,170
Walnut Valley Unified School District Series A, 6.90% due 2/1/2008 (Insured: MBIA)	Aaa/AAA	250,000	284,925
Walnut Valley Unified School District Series A, 7.00% due 8/1/2008 (Insured: MBIA)	Aaa/AAA	100,000	115,839
Washington Township Health Care District Revenue, 5.00% due 7/1/2009	A2/NR	450,000	475,862
West Contra Costa Unified School District Series A, 6.50% due 8/1/2005 (Insured: MBIA)	Aaa/AAA	570,000	599,708
West Contra Costa Unified School District Series A, 7.00% due 8/1/2006 (Insured: MBIA)	Aaa/AAA	595,000	654,060
West Contra Costa Unified School District Series A, 7.00% due 8/1/2008 (Insured: MBIA)	Aaa/AAA	655,000	758,746
Whittier Solid Waste Revenue Refunding Series A, 5.375% due 8/1/2014 (Insured: AMBAC)	Aaa/AAA	1,000,000	1,023,010

TOTAL INVESTMENTS (Cost $168,710,210)			$171,601,253

† Credit ratings are unaudited
*Escrowed to maturity
See notes to financial statements

Report of independent Registered Public Accounting Firm
Thornburg California Limited Term Municipal Fund

To the Trustees and Class I Shareholders of
Thornburg California Limited Term Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg California Limited Term Municipal Fund (formerly Thornburg Limited Term Municipal Fund — California Portfolio) a series of Thornburg Investment Trust (the “Fund”) at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the class I shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
August 2, 2004

17

Index Comparisons
Thornburg California Limited Term Municipal Fund                    June 30, 2004

Index Comparison

Compares performance ofThornburg California Limited Term Municipal Fund, the Lehman Brothers Five-Year Municipal Bond Index, (the “Index”) and the Consumer Price Index (CPI) for the periods ended June 30, 2004. On June 30, 2004, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 3.9 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. Performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Minimum investments for the I-share class are higher than those for other classes. There is no up front sales charge for this class of shares.

Performance data quoted represent the past and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For the most recent month-end performance information, visit www.thornburg.com.

The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

The Lehman Brothers Five-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. The approximate maturity of the municipal bonds in the index is five years.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

18

Trustees and officers
Thornburg California Limited Term Municipal Fund                    June 30, 2004

Name, Address and Age (1)	Position(s) Held with Fund (2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee or Nominee for Trustee

Interested Trustees
Garrett Thornburg,
58

Brian J. McMahon,
48

Independent Trustees

David A. Ater,
59

David D. Chase,
63

Forrest S. Smith,
74

James W. Weyhrauch,
45

Officers of the Fund (who are not Trustees)(7)
Dawn B. Fischer,
57

Steven J. Bohlin,
45

George T. Strickland,
41

William V. Fries,
65

Leigh Moiola,
37

Kenneth Ziesenheim,
50

Alexander Motola,
34

Wendy Trevisani,
33

Joshua Gonze,
41

Brad Kinkelaar,
36

Kerry D. Lee,
37

Christopher Ihlefeld,
33

Leon Sandersfeld,
37

Sasha Wilcoxon,
29

Chairman
of Trustees (3)

Trustee,
President (5)

Trustee

Trustee

Trustee

Trustee

Secretary

Vice President,
Treasurer

 Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Trustee
Since
1987
(4)

Trustee
Since
2001;
President
Since 1997
(4)(6)

Trustee
since
1994
(4)

Trustee
since
2001
(4)

Trustee
since
1987
(4)

Trustee
since
1996
(4)

Secretary
Since 1987
(6)

Vice
President
Since 1987;
Treasurer
Since 1989
(6)

Vice
President
Since 1996
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 2003
(4)

Vice
President
Since 2003
(6)

Vice
President
Since 2003
(6)

CEO, Chairman and controlling
shareholder of Thornburg
Investment Management, Inc.
(investment advisor) and
Thornburg Securities Corporation
(securities dealer); Chairman of
Thornburg Limited Term Municipal
Fund, Inc. (registered investment
company) to 2004; CEO and Chairman
of Thornburg Mortgage, Inc. (real estate
investment trust); Chairman of
 Thornburg Mortgage Advisory
Corporation (investment manager to
Thornburg Mortgage, Inc.).

President and Managing Director
of Thornburg Investment
Management, Inc.; President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Principal in Ater & Ater
Associates, Santa Fe, NM
(developer, planner and
broker of residential and
commercial real estate); owner
developer and broker for
various real estate projects.

Chairman, President, CEO,
and General Partner of Vestor
Partners, LP, Santa Fe, NM
(private equity fund); Chairman
and CEO of Vestor Holdings,
Inc., Santa Fe, NM (merchant
bank).

Trust and estate attorney, of
counsel to Catron, Catron &
Pottow, Santa Fe, NM (law firm).

Executive Vice President and
Director to 2002, and since 2002;
CEO and Vice Chairman,
NambMills, Inc., Santa Fe,
NM (manufacturer).

Secretary and Managing Director,
Thornburg Investment Management,
Inc.; Secretary, Thornburg Limited Term
Municipal Fund, Inc. to 2004; Secretary,
Thornburg Securities Corporation;
Vice President, Daily Tax Free Income
Fund, Inc. (registered investment
company).

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President (and
Treasurer since 2003) of Thornburg
Limited Term Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. 1999-2004.

Managing Director of Thornburg
Investment Management, Inc.;
President of Thornburg Securities
Corporation; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Managing Director of Thornburg
Investment Management, Inc.
since 2000; Portfolio Manager,
Insight Capital Research &
Management, Inc., Walnut Creek,
California 1995-2000.

Associate of Thornburg
Investment Management, Inc. 1999
-2003, Vice President since 2000
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. 1999-2002;
Sales Representative, Solomon Smith
Barney 1996-1999.

Associate of Thornburg
Investment Management Inc. to
2004, Vice President since 1999
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Associate Portfolio Manager of
Thornburg Investment Management,
Inc. since 1999 and Vice President and
Managing Director since 2004; Equity
Investment Analyst, State Farm
Insurance Companies 1996-1999.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Limited Term
Municipal Fund, Inc., 2003-2004.

Associate of Thornburg Investment
Management, Inc. since 2002;
Senior Staff Accountant,
Farm Bureau Life Insurance Co.
1998-2002.

Associate of Thornburg Investment
Management, Inc. since 2000; and
Mutual Fund Support Service
			Department Manager since 2002.	Twelve Twelve Twelve Twelve Twelve Twelve N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A

Director of
 Thornburg Mortgage,
 Inc. (real estate
 investment trust)

 None

  Director of
  Thornburg
  Mortgage, Inc.
  (real estate
  investment trust)

  Director of
  Thornburg
  Limited Term
      Municipal Fund,
  Inc. 2001-2004

  None

  None

N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

(1)	Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)	The Fund is one of twelve separate investment "Funds" or
"series" of Thornburg Investment Trust (the "Trust"),
organized as a Massachusetts business trust. The Trust currently has twelve active Funds. Thornburg Investment Management, Inc. is the investment advisor to, and manages, the twelve funds of the Trust.
(3)	Mr. Thornburg is considered an "interested" Trustee under the
Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc., the investment advisor to the twelve active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares for the Trust.
(4)	Each Trustee serves in office until the election and qualification of a successor.
(5)	Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)	The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

The Statement of Additional Information for each Fund of the Trust includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-847-0200.

PORTFOLIO PROXY VOTING
Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended June 30, 2004, one hundred percent of dividends paid by the Fund are tax exempt dividends. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003.

SHAREHOLDER MEETING INFORMATION

A special meeting (the “Meeting”) of the shareholders of Thornburg Limited Term Municipal Fund – California Portfolio (the “California Portfolio,” which was, until June 21, 2004, a series of Thornburg Limited Term Municipal Fund, Inc. (the “Company”), and since June 21, 2004, a series of Thornburg Investment Trust) were held on April 28, 2004, as adjourned to May 21, 2004, at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501.

The shareholders of the California Portfolio considered at the Meeting the approval of an Agreement and Plan of Reorganization providing for the reorganization of the California Portfolio into a series or “Fund” of Thornburg Investment Trust called “Thornburg California Limited Term Municipal Fund,” by the transfer of all of the assets of the California Portfolio to Thornburg California Limited Term Municipal Fund, in exchange solely for voting shares of Thornburg California Limited Term Municipal Fund, and for the distribution of those shares to the shareholders of the California Portfolio. See Note 1 in the notes to financial statements.

Similarly, the shareholders of Thornburg Limited Term Municipal Fund – National Portfolio (the “National Portfolio”) another series of the Company, approved an Agreement and Plan of Reorganization providing for the reorganization of the National Portfolio into Thornburg Limited Term Municipal Fund, a series of Thornburg Investment Trust.

The voting results for the matters voted on are as follows:

Thornburg Limited Term Municipal Fund – California Portfolio

Shares Voted for	Shares Voted Against or Withheld	Shares Abstained	Broker Non-Vote	Shares Voted
7,392,850	189,676	286,920	-	7,869,446

Thornburg New York Intermediate Municipal Fund

Annual Report
June 30, 2004

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg New York Intermediate Municipal Fund ALL DATA AS OF 06/30/2004.

FUND FACTS: Thornburg New York Intermediate Municipal Fund
A Shares
Annualized Distribution Rate (at NAV)	3.49%
SEC Yield	2.28%
NAV	$ 12.46
Maximum Offering Price	$ 12.71
TOTAL RETURNS: (Annual Average - After Subtracting Maximum Sales Charge)

One Year	(1.63)%
Three Years	3.12%
Five Years	4.28%
Since Inception	4.34%
Inception Date	9/5/97
Total return figures for the Public Offering Price (POP) include subtraction of maximum sales charge of 2.00% for the A shares.

Performance data quoted represent the past and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For the most recent month-end performance information, visit www.thornburg.com.

The SEC yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

Letter to shareholders
Thornburg New York Intermediate Municipal Fund                     July 7, 2004

Dear Shareholder:

I am pleased to present the annual report for the Thornburg New York Intermediate Municipal Fund. The net asset value of your Fund decreased by 40¢ to $12.46 during the year ended June 30, 2004. If you were with us for the entire period, you received dividends of 44.5¢ per share. If you reinvested dividends, you received 45.3¢ per share.

Over the last year, interest rates on high-quality municipal bonds have risen dramatically. Most of the change happened in April and May of this year. Usually, bond market participants take their cue, at least in part, from the Federal Reserve. In April and May of 2004, the bond market jumped the gun. In anticipation of a rising Fed Funds rate, investors sold bonds, which pushed up the yield on a 10-year Treasury bond from a low of 3.55% on March 16th to 4.64% on June 30th. The municipal market followed suit. The yield on a 10-year AAA-rated municipal bond rose from a low of 3.30% to 4.02% at the quarter’s end.

The rise in rates caused bond prices to move down sharply, leading to the worst quarterly total return for bonds since 1994. Our strategy of laddering short and intermediate bonds helped diffuse some, but not all, of the downward price pressures. Thornburg New York Intermediate Municipal Fund produced a total return of 0.36% for the year ended June 30, 2004. This was slightly better than that of the Merrill Lynch 7-12 Year Municipal Bond Index, which posted a 0.22% return over the same time period. We believe the Fund out-performed the index because of its shorter duration and dispersion of maturities.

Your Thornburg New York Intermediate Municipal Fund is a laddered portfolio of over 55 municipal obligations from all over the state. Approximately 98% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund’s weighted average maturity is 6.2 years, and we normally keep it below 10 years. As you know, we “ladder” the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years.

When interest rates rise, virtually all bonds fall in value. However, as the bonds in a laddered portfolio approach maturity, they tend to recapture lost value. Meanwhile, cash from maturing bonds can be reinvested in a higher interest rate environment, raising the portfolio’s yield. In this way, a laddered portfolio should benefit from rising interest rates over time.

We have been targeting a somewhat shorter duration than normal so far this year because we have been concerned about a rise in interest rates. Now that rates have moved up by over 1.00%, is it time to start extending duration? We have decided not to extend your Fund’s duration yet because we believe that interest rates are more likely to increase than decrease in the months ahead.

Most indicators of economic activity are strong. Personal consumption expenditures are up 4.1% and corporate cash flows have surged 24% in the last year. Almost one million new jobs have been created in the last three months. Clearly, a 1.25% Fed Funds rate is inconsistent with such robust economic growth. Since bond yields rose earlier this year, our bond market has already built in expectations of a somewhat higher Fed Funds rate. The next major question concerns what happens to economic growth and inflation after the Fed Funds rate hits 2.5%.

% of portfolio maturing within	Cumulative % maturing by end of
2 years = 13%	Year 2 = 13%
2 to 4 years = 29%	Year 4 = 42%
4 to 6 years = 11%	Year 6 = 53%
6 to 8 years = 13%	Year 8 = 66%
8 to 10 years = 11%	Year 10 = 77%
10 to 12 years = 3%	Year 12 = 80%
12 to 14 years = 8%	Year 14 = 88%
14 to 16 years = 7%	Year 16 = 95%
16 to 18 years = 0%	Year 18 = 95%
Over 18 years = 5%	Over 18 years = 100%

Percentages can and do vary. Data as of 6/30/04.

2

Letter to shareholders, Continued
Thornburg New York Intermediate Municipal Fund

We believe that the economy has enough momentum to continue growing rapidly in such a scenario. Furthermore, we believe that we are only beginning to see the long-term effects on inflation of government policies over the last three years. Low interest rates, tax cuts, deficit spending, and a weak dollar have all combined to create an environment where businesses and their workers have more pricing power. We expect that this will translate to a sustained, though moderate, rise in the official inflation statistics over the next couple of years.

If these events unfold as we expect, bond yields should eventually resume their upward path. We have positioned your Fund with this outlook in mind. The duration is near the short end of its typical range, and the ladder is somewhat more concentrated in shorter maturities. We are looking forward to a buyer friendly environment in the future when we will hopefully be able to add a significant amount of additional yield while positioning the Fund to perform well for years to come.

Thanks to the strongest economy in years, tax increases, and some degree of fiscal control, the New York budget situation has improved. Whether the improvement is temporary or permanent depends upon whether the legislature and governor can work together to close future operating deficits without increasing the state’s high tax and debt burdens. Budget cuts are also creating difficult operating environments for local governments, schools, and hospitals. We have responded by keeping your Fund’s credit quality high, with average ratings of AA and broad diversification across issuers and market sectors.

We hope that you are pleased with your investment in the Thornburg New York Intermediate Municipal Fund. Over the years, our practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg New York Intermediate Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.
The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

The Fed Funds Rate is the interest rate at which a depository institution lends immediately available funds (balances at the Federal Reserve) to another depository institution overnight.

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, investment styles, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

3

Statement of assets and liabilities
Thornburg New York Intermediate Municipal Fund                     June 30, 2004

ASSETS
Investments at value (cost $40,434,264)	$ 41,645,136
Cash	93,512
Receivable for investments sold	326,929
Receivable for fund shares sold	29,295
Interest receivable	622,844
Prepaid expenses and other assets	845

Total Assets	42,718,561

LIABILITIES
Payable for fund shares redeemed	80,818
Accounts payable and accrued expenses	30,651
Payable to investment advisor (Note 3)	14,933
Dividends payable	40,883

Total Liabilities	167,285

NET ASSETS	$ 42,551,276

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$ 1,210,872
Over-distributed net investment income (loss)	(5,629)
Accumulated net realized gain (loss)	(30,714)
Net capital paid in on shares of beneficial interest	41,376,747

$ 42,551,276

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($42,551,276 applicable to 3,416,175 shares of beneficial
interest outstanding - Note 4)	$ 12.46
Maximum sales charge, 2.00% of offering price	0.25

Maximum Offering Price Per Share	$ 12.71

See notes to financial statements.

4

Statement of operations
Thornburg New York Intermediate Municipal Fund                    Year Ended June 30, 2004

INVESTMENT INCOME:
Interest income (net of premium amortized of $332,490)	$ 1,872,494

EXPENSES:
Investment advisory fees (Note 3)	208,059
Administration fees (Note 3)	52,017
Service fees (Note 3)	98,757
Transfer agent fees	29,297
Custodian fees (Note 3)	35,364
Professional fees	22,259
Accounting fees	2,831
Trustee fees	1,008
Other expenses	10,975

Total Expenses	460,567
Less:
Investment advisory fees waived (Note 3)	(47,265)
Fees paid indirectly (Note 3)	(1,334)

Net Expenses	411,968

Net Investment Income	1,460,526

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments sold	7,282
Increase (decrease) in unrealized appreciation of investments	(1,325,587)

Net Realized and Unrealized
Gain (Loss) on Investments	(1,318,305)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 142,221

See notes to financial statements.

5

Statements of changes in net assets
Thornburg New York Intermediate Municipal Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$ 1,460,526	$ 1,416,047
Net realized gain (loss) on investments sold	7,282	(38,903)
Increase(Decrease) in unrealized appreciation of investments	(1,325,587)	678,415

Net Increase (Decrease) in Net Assets
Resulting from Operations	142,221	2,055,559
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(1,460,846)	(1,416,047)
From realized gains
Class A Shares	0	(52,639)
FUND SHARE TRANSACTIONS (NOTE 4):
Class A Shares	4,106,329	7,101,029

Net Increase (Decrease) in Net Assets	2,787,704	7,687,902
NET ASSETS:
Beginning of year	39,763,572	32,075,670

End of year	$ 42,551,276	$ 39,763,572

See notes to financial statements.

6

Notes to financial statements
Thornburg New York Intermediate Municipal Fund                     June 30, 2004

NOTE 1 — ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eleven series of shares of beneficial interest in addition to those of the Fund: Thornburg California Limited Term Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent, in the view of the Fund’s investment advisor, with the preservation of capital. The Fund will also invest primarily in municipal obligations within the state of New York, with the objective of having interest dividends paid to its shareholders exempt from any individual income taxes. Additionally, the Fund will seek to have dividends paid to its individual shareholders exempt from New York City income taxes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Trust utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute substantially all of taxable and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Trust may engage in when-issued or delayed delivery transactions. To the extent the Trust engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Fund and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Trust makes a commitment to purchase a security for the Fund, on a when-issued basis, it will record the transaction and reflect the value in determining the Fund’s net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7

Notes to financial statements, Continued
Thornburg New York Intermediate Municipal Fund                    June 30, 2004

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2004, these fees were payable at annual rates ranging from .50 of 1% to .275 of 1% of the average daily net assets of the Fund. For the year ended June 30, 2004, the Advisor voluntarily waived investment advisory fees of $47,265. The Trust entered into an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets.

The Trust has a Distribution Agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the distributor of Fund shares. For the year ended June 30, 2004, the Distributor has advised the Fund that it earned commissions aggregating $268 from the sale of Class A shares.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Trust may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of the Fund’s average daily net assets for payments made by the Advisor to securities dealers and other persons for distribution of the Fund’s shares and to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Trust has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2004 fees paid indirectly were $1,334.

Certain officers and Trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of independent Trustees is borne by the Trust.

NOTE 4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2004 there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest of Class A were as follows:

	Year Ended June 30, 2004		Year Ended June 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	940,980	$ 11,918,550	1,011,444	$ 12,957,471
Shares issued to shareholders in
reinvestment of dividends	73,809	933,594	70,934	907,397
Shares repurchased	(690,958)	(8,745,815)	(530,074)	(6,763,839)

Net Increase (Decrease)	323,831	$ 4,106,329	552,304	$ 7,101,029

8

Notes to financial statements, Continued
Thornburg New York Intermediate Municipal Fund                      June 30, 2004

NOTE 5 – SECURITIES TRANSACTIONS
For the year ended June 30, 2004 the Fund had purchase and sale transactions (excluding short-term securities) of $9,711,516 and $5,334,883, respectively.

NOTE 6 – INCOME TAXES
At June 30, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$ 40,433,357

Gross unrealized appreciation on a tax basis	$ 1,285,009
Gross unrealized depreciation on a tax basis	(73,230)

Net unrealized appreciation (depreciation)
on investments (tax basis)	$ 1,211,779

At June 30, 2004, the Fund did not have any undistributed tax-exempt/ordinary net income or undistributed capital gains.

At June 30, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such capital loss carryovers expire as follows:

2011	$ 3,753
2012	27,868

$31,621

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

In order to account for permanent book/tax differences, the Fund decreased over-distributed net investment income (loss) by $5,629, increased accumulated net realized gain (loss) by $907 and increased net capital paid in on shares of beneficial interest by $4,722. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from the difference in the tax treatment of market discounts.

The tax character of distributions paid by the Fund for the years ended June 30, 2004 and June 30, 2003 was as follows:

	2004	2003
Tax-exempt income	$1,460,846	$1,416,047
Long-term capital gain	-	$ 52,639

9

Financial highlights
Thornburg New York Intermediate Municipal Fund

			Yr Ended June 30,
	2004	2003	2002	2001	2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 12.86	$ 12.63	$ 12.55	$ 12.16	$ 12.36

Income from investment operations:
Net investment income	0.45	0.51	0.54	0.62	0.64
Net realized and unrealized
gain (loss) on investments	(0.40)	0.25	0.08	0.39	(0.20)

Total from investment operations	0.05	0.76	0.62	1.01	0.44
Less dividends from:
Net investment income	(0.45)	(0.51)	(0.54)	(0.62)	(0.64)
Realized capital gains	--	(0.02)	--	--	--

Total distributions	(0.45)	(0.53)	(0.54)	(0.62)	(0.64)

Change in net asset value	(0.40)	0.23	0.08	0.39	(0.20)
Net asset value, end of year	$ 12.46	$ 12.86	$ 12.63	$ 12.55	$ 12.16

Total return (a)	0.36%	6.16%	5.05%	8.44%	3.65%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.51%	4.02%	4.29%	4.95%	5.23%
Expenses, after expense reductions	0.99%	0.93%	0.87%	0.87%	0.76%
Expenses, after expense reductions
and net of custody credits	0.99%	0.93%	0.87%	--	--
Expenses, before expense reductions	1.11%	1.10%	1.09%	1.13%	1.15%
Portfolio turnover rate	13.46%	15.57%	17.66%	21.96%	19.02%
Net assets at end of year (000)	$ 42,551	$ 39,764	$ 32,076	$ 25,855	$ 24,365

(a)     Sales loads are not reflected in computing total return.

10

SCHEDULE OF INVESTMENTS
Thornburg Thornburg New York Intermediate Municipal Fund                    June 30,2004

CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX

Issuer-Description	Credit Rating† Moody’s/S&P	Principal Amount	Value
Amherst Industrial Development Agency Civic Facility Revenue, 5.75% due 4/1/2015 (Insured: ACA)	NR/A	$ 465,000	$ 483,814
Bethlehem Central School District General Obligation, 7.10% due 11/1/2006 (Insured: AMBAC)	Aaa/AAA	700,000	774,039
Brookhaven Industrial Development Agency Civic Facility Revenue, 4.375% due 11/1/2031 put 11/1/2006 (Methodist Retirement Community Project; LOC: Northfork Bank)	A2/A-	1,075,000	1,101,069
Canastota Central School District General Obligation, 7.10% due 6/15/2007 (ETM)*	Baa2/NR	215,000	243,036
Canastota Central School District General Obligation, 7.10% due 6/15/2008 (ETM)*	Baa2/NR	205,000	237,534
Guam Power Authority Revenue Series A, 6.625% due 10/1/2014 pre-refunded 10/1/2004 @ 102	NR/AAA	550,000	568,293
Hempstead Town Ind. Dev. Agency Resource Recovery Revenue, 5.00% due 12/1/2010 put 6/1/2010 (American Ref-Fuel Project)	A3/BBB	1,000,000	1,051,570
Hempstead Industrial Development Agency Resource Recovery Revenue Refunding, 5.00% due 12/1/2007 (American Ref-Fuel Project; Insured: MBIA)	Aaa/AAA	1,000,000	1,068,210
Long Island Power Authority Electric Systems Revenue General Series A, 6.00% due 12/1/2007 (Insured: AMBAC)	Aaa/AAA	785,000	864,324
Long Island Power Authority General Series B, 5.00% due 12/1/2006	Baa1/A-	1,000,000	1,054,220
Long Island Power Authority New York Electric Systems Revenue Subordinated Series 8-F, 5.00% due 4/1/2011 put 4/1/2006 (Insured: MBIA)	Aaa/AAA	405,000	423,525
Monroe County Industrial Development Agency Revenue, 6.45% due 2/1/2014 (Civic Facility - DePaul Community Facility Project; Insured: Sonyma)	Aa1/NR	880,000	900,970
Nassau County New York Refunding Series B, 5.75% due 2/1/2009 (Insured: MBIA)	Aaa/AAA	150,000	152,069
Nassau Health Care Corp., 6.00% due 8/1/2011 (Insured: FSA)	Aaa/AAA	530,000	597,469
New York Adjustment Adjusted Series H Subseries H 3, 1.03% due 8/1/2023 put 7/1/2004 (daily demand notes)	VMIG1/A1+	600,000	600,000
New York City General Obligation Series B, 7.20% due 8/15/2008 pre-refunded 8/15/2004 @ 101	A2/A	1,000,000	1,017,280
New York City Industrial Development Agency Civic Facility Revenue Refunding, 6.00% due 8/1/2006 (YMCA Greater New York Project)	Baa1/NR	580,000	618,187
New York City Municipal Water Finance Authority, 1.03% due 6/15/2024 put 7/1/2004 (daily demand notes)	VMIG1/A1+	500,000	500,000
New York City Municipal Water Finance Authority Series B, 5.75% due 6/15/2013 (ETM)*	Aaa/AAA	1,000,000	1,041,660
New York City Transitional Refunding Future Tax Secured C, 5.25% due 8/1/2016 (Insured: AMBAC)	Aaa/AAA	1,365,000	1,457,533
New York City Trust Cultural Resources Revenue, 5.75% due 7/1/2014 (Museum of American Folk Art Project; Insured: ACA)	NR/A	920,000	963,939
New York Dormitory Authority Lease Revenue Series A, 5.25% due 8/15/2013 (Insured: FSA)	Aaa/AAA	1,000,000	1,074,230
New York Dormitory Authority Revenue, 5.25% due 7/1/2010 (Insured: Radian)	NR/AA	350,000	380,730
New York Dormitory Authority Revenue, 5.25% due 7/1/2011 (Insured: Radian)	NR/AA	370,000	402,715
New York Dormitory Authority Revenue, 7.35% due 8/1/2029 (Jewish Geriatric Project; Insured: FHA)	NR/AAA	500,000	512,045
New York Dormitory Authority Revenue Capital Appreciation, 0% due 7/1/2005 (Insured: FSA)	Aaa/AAA	110,000	105,349
New York Dormitory Authority Revenue Mental Health Services Facilities Improvement A, 5.50% due 2/15/2019 (Insured: MBIA)	Aaa/AAA	1,115,000	1,189,014
New York Dormitory Authority Revenue Refunding, 6.10% due 7/1/2019 (Ryan Clinton Community Health Center Project; Insured: Sonyma Mortgage)	Aa1/NR	1,000,000	1,091,180
New York Dormitory Authority School District Bond Financing Program Series A, 5.50% due 7/1/2009	NR/A+	575,000	629,016
New York Environmental Facilities Corp. PCR Water Revolving Fund Series E, 6.875% due 6/15/2014	Aaa/AAA	400,000	407,716
New York Housing Finance Service Series A, 6.375% due 9/15/2015 pre-refunded 9/15/2007 @ 100	A3/AAA	665,000	738,855
New York Medical Care Facilities Finance Agency Revenue, 6.125% due 2/15/2014 (Insured: FHA)	Aa2/AA	35,000	36,006
New York Medical Care Facilities Finance Agency Revenue Series A, 6.85% due 2/15/2017 pre-refunded 2/15/2005 @ 102 (Brookdale Hospital Medical Center Project)	Aaa/AAA	500,000	526,670
New York Medical Care Facilities Finance Agency Revenue Series A, 6.80% due 2/15/2020 pre-refunded 2/15/2005 @ 102 (New York Downtown Hospital Project)	Aaa/AAA	500,000	526,515
New York Mortgage Agency Revenue, 5.85% due 10/1/2017	Aaa/NR	665,000	686,559
New York Series A, 7.00% due 8/1/2007 (Insured: FSA)	Aaa/AAA	750,000	823,747
New York Series F, 5.50% due 8/1/2006 (Insured: MBIA)	Aaa/AAA	350,000	372,943
New York Series G, 6.75% due 2/1/2009 (Insured: MBIA)	Aaa/AAA	1,000,000	1,147,650
New York State Dormitory Authority Revenue, 5.50% due 3/15/2012	NR/AA	1,000,000	1,108,810
New York State Dormitory Authority Revenue Refunding, 5.00% due 2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)	Aaa/AAA	1,000,000	1,067,160
New York State General Obligation, 9.875% due 11/15/2005	A2/AA	500,000	552,030
New York State Housing Finance Service Contract Series A 2003, 6.375% due 9/15/2015 pre-refunded 9/15/2005 @ 102	A3/AA-	80,000	85,939
New York State Housing Finance Service Contract Unrefunded Balance Series A 2003, 6.375% due 9/15/2015	A3/AA-	5,000	5,308
New York State Mortgage Agency Revenue Series 70, 5.375% due 10/1/2017	Aa2/NR	300,000	310,491
New York State Thruway Authority Service Contract Revenue Refunding, 5.50% due 4/1/2013 (Local Highway & Bridge Project; Insured: XLCA)	Aaa/AAA	1,000,000	1,099,080
New York State Thruway Authority State Personal Income Tax Revenue Transportation Series A, 5.00% due 3/15/2006	A1/AA	300,000	314,169
New York State Urban Development Corp. Revenue Personal Income Tax Series D, 5.00% due 12/15/2006	A1/AA	1,000,000	1,059,750
New York State Urban Development Corp. Revenue Refunding Facilities A, 6.50% due 1/1/2011 (Correctional Capital Project; Insured: FSA)	Aaa/AAA	1,000,000	1,164,910
New York Urban Development Corp. Correctional Facilities Revenue, 0% due 1/1/2008	A3/AA-	2,000,000	1,771,120
Newark Wayne Community Hospital Revenue Series B, 5.875% due 1/15/2033 (Insured: AMBAC)	Aaa/AAA	1,505,000	1,524,038
Oneida County Industrial Development Agency Revenue, 6.00% due 1/1/2010 (Insured: Radian)	NR/AA	355,000	396,063
Oneida County Industrial Development Agency Revenue, 6.10% due 6/1/2020 (Civic Facility Presbyterian Home Project; LOC: HSBC Bank USA)	Aa3/NR	450,000	480,816
Port Chester Industrial Development Agency Refunding, 4.75% due 7/1/2031 put 7/1/2011 (American Foundation Project; Collateralized: FNMA)	NR/AAA	750,000	788,033
Puerto Rico Electric Power Authority Power Revenue Refunding Series J, 5.375% due 7/1/2017 (Insured: XLCA)	Aaa/AAA	560,000	613,043
Puerto Rico Public Bldgs Authority Revenue Guaranteed Refunding Government Facilities Series K, 4.00% due 7/1/2026 (Insured: MBIA) (put 7/1/07)	Aaa/AAA	1,000,000	1,038,130
Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C, 5.00% due 6/1/2012 (Secured: State Contingency Contract)	NR/AA-	850,000	878,560
Utica Industrial Development Agency Civic Facility Revenue, 5.25% due 7/15/2016 (Munson Williams Proctor Institute Project)	A1/NR	210,000	223,509
Valley Central School District Montgomery, 7.15% due 6/15/2007 (Insured: AMBAC)	Aaa/AAA	625,000	703,044
Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005 (Julia Dyckman Project)	NR/NR	90,000	91,452

TOTAL INVESTMENTS (Cost $40,434,264)			$ 41,645,136

† Credit ratings are unaudited
*Escrowed to maturity
See notes to financial statements

Report of Independent Registered Public Accounting Firm
Thornburg New York Intermediate Municipal Fund

To the Trustees and Shareholders of
Thornburg New York Intermediate Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg New York Intermediate Municipal Fund, a series of Thornburg Investment Trust (the “Fund”) at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
August 2, 2004

13

Index Comparisons
Thornburg New York Intermediate Municipal Fund                       June 30, 2004

Thornburg New York Intermediate Municipal Fund

Index Comparison

Compares performance of Thornburg New York Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index (the “Index”) and the Consumer Price Index (CPI), for the periods ended June 30, 2004. On June 30, 2004, the weighted average securities ratings of the Index and the Fund were AA and AA+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.3 years and 6.2 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Total return figures for the Public Offering Price (POP) include subtraction of maximum sales charge of 2.00% for the A shares. Performance data quoted represent the past and are no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For the most recent month-end performance information, visit www.thornburg.com.

The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

Trustees and officers
Thornburg New York Intermediate Municipal Fund                    June 30, 2004

Name, Address and Age (1)	Position(s) Held with Fund (2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee or Nominee for Trustee

Interested Trustees
Garrett Thornburg,
58

Brian J. McMahon,
48

Independent Trustees

David A. Ater,
59

David D. Chase,
63

Forrest S. Smith,
74

James W. Weyhrauch,
45

Officers of the Fund (who are not Trustees)(7)
Dawn B. Fischer,
57

Steven J. Bohlin,
45

George T. Strickland,
41

William V. Fries,
65

Leigh Moiola,
37

Kenneth Ziesenheim,
50

Alexander Motola,
34

Wendy Trevisani,
33

Joshua Gonze,
41

Brad Kinkelaar,
36

Kerry D. Lee,
37

Christopher Ihlefeld,
33

Leon Sandersfeld,
37

Sasha Wilcoxon,
29

Chairman
of Trustees (3)

Trustee,
President (5)

Trustee

Trustee

Trustee

Trustee

Secretary

Vice President,
Treasurer

 Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Trustee
Since
1987
(4)

Trustee
Since
2001;
President
Since 1997
(4)(6)

Trustee
since
1994
(4)

Trustee
since
2001
(4)

Trustee
since
1987
(4)

Trustee
since
1996
(4)

Secretary
Since 1987
(6)

Vice
President
Since 1987;
Treasurer
Since 1989
(6)

Vice
President
Since 1996
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1995
(6)

Vice
President
Since 2001
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 1999
(6)

Vice
President
Since 2003
(4)

Vice
President
Since 2003
(6)

Vice
President
Since 2003
(6)

CEO, Chairman and controlling
shareholder of Thornburg
Investment Management, Inc.
(investment advisor) and
Thornburg Securities Corporation
(securities dealer); Chairman of
Thornburg Limited Term Municipal
Fund, Inc. (registered investment
company) to 2004; CEO and Chairman
of Thornburg Mortgage, Inc. (real estate
investment trust); Chairman of
 Thornburg Mortgage Advisory
Corporation (investment manager to
Thornburg Mortgage, Inc.).

President and Managing Director
of Thornburg Investment
Management, Inc.; President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Principal in Ater & Ater
Associates, Santa Fe, NM
(developer, planner and
broker of residential and
commercial real estate); owner
developer and broker for
various real estate projects.

Chairman, President, CEO,
and General Partner of Vestor
Partners, LP, Santa Fe, NM
(private equity fund); Chairman
and CEO of Vestor Holdings,
Inc., Santa Fe, NM (merchant
bank).

Trust and estate attorney, of
counsel to Catron, Catron &
Pottow, Santa Fe, NM (law firm).

Executive Vice President and
Director to 2002, and since 2002;
CEO and Vice Chairman,
NambMills, Inc., Santa Fe,
NM (manufacturer).

Secretary and Managing Director,
Thornburg Investment Management,
Inc.; Secretary, Thornburg Limited Term
Municipal Fund, Inc. to 2004; Secretary,
Thornburg Securities Corporation;
Vice President, Daily Tax Free Income
Fund, Inc. (registered investment
company).

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President (and
Treasurer since 2003) of Thornburg
Limited Term Municipal Fund, Inc. to 2004.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.

Vice President and Managing
Director of Thornburg Investment
Management, Inc.; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. 1999-2004.

Managing Director of Thornburg
Investment Management, Inc.;
President of Thornburg Securities
Corporation; Vice President
of Thornburg Limited Term
Municipal Fund, Inc. to 2004.

Managing Director of Thornburg
Investment Management, Inc.
since 2000; Portfolio Manager,
Insight Capital Research &
Management, Inc., Walnut Creek,
California 1995-2000.

Associate of Thornburg
Investment Management, Inc. 1999
-2003, Vice President since 2000
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. 1999-2002;
Sales Representative, Solomon Smith
Barney 1996-1999.

Associate of Thornburg
Investment Management Inc. to
2004, Vice President since 1999
and Managing Director since 2004;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Associate Portfolio Manager of
Thornburg Investment Management,
Inc. since 1999 and Vice President and
Managing Director since 2004; Equity
Investment Analyst, State Farm
Insurance Companies 1996-1999.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Thornburg Limited
Term Municipal Fund, Inc. to 2004.

Vice President of Thornburg
Investment Management, Inc.;
Vice President of Limited Term
Municipal Fund, Inc., 2003-2004.

Associate of Thornburg Investment
Management, Inc. since 2002;
Senior Staff Accountant,
Farm Bureau Life Insurance Co.
1998-2002.

Associate of Thornburg Investment
Management, Inc. since 2000; and
Mutual Fund Support Service
			Department Manager since 2002.	Twelve Twelve Twelve Twelve Twelve Twelve N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A

Director of
 Thornburg Mortgage,
 Inc. (real estate
 investment trust)

 None

  Director of
  Thornburg
  Mortgage, Inc.
  (real estate
  investment trust)

  Director of
  Thornburg
  Limited Term
      Municipal Fund,
  Inc. 2001-2004

  None

  None

N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

  N/A

(1)	Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)	The Fund is one of twelve separate investment "Funds" or
"series" of Thornburg Investment Trust (the "Trust"),
organized as a Massachusetts business trust. The Trust currently has twelve active Funds. Thornburg Investment Management, Inc. is the investment advisor to, and manages, the twelve funds of the Trust.
(3)	Mr. Thornburg is considered an "interested" Trustee under the
Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc., the investment advisor to the twelve active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares for the Trust.
(4)	Each Trustee serves in office until the election and qualification of a successor.
(5)	Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6)	The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

The Statement of Additional Information for each Fund of the Trust includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-847-0200.

PORTFOLIO PROXY VOTING
Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended June 30, 2004, one hundred percent of dividends paid by the Fund are tax exempt dividends. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003.

Item 2. Code of Ethics

Thornburg Investment Trust (the “Trust”) has adopted a code of ethics described in Item 2 of Form N-CSR. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Trustees of Thornburg Investment Trust have determined that two members of the Trust’s audit committee, David A. Ater and David D. Chase, are each audit committee financial experts as defined in Item 3 of Form N-CSR. Mr. Ater and Mr. Chase are each independent for purposes of Item 3 of Form N-CSR. The Trustees’ determinations in this regard were based upon their current understandings of the definition of “audit committee financial expert” and current interpretations of the definition. The Trustees call attention to the lack of clarity in the definition, and that shareholders and prospective investors may wish to evaluate independently this definition and the qualifications of the Trust’s audit committee. The definition of “audit committee financial expert,” together with comments on the definition, are set forth in the Securities and Exchange Commission’s website (www.sec.gov).

Item 4. Principal Accountant Fees and Services

Audit Fees

The aggregate fees billed to Thornburg Investment Trust by the Trust’s independent auditors, PricewaterhouseCoopers LLP (“PWC”) in each of the last two fiscal years ended June 30, 2003 and June 30, 2004, for the audit of the Trust’s financial statements and for services that are normally provided by PWC in connection with statutory and regulatory filings or requirements for those fiscal years are set out below. In addition, the table below displays the aggregate fees billed to Thornburg Limited Term Municipal Fund, Inc. (the “Company”) for the audit of the Company’s financial statements and services described in the preceding sentence for the Company’s two most recent fiscal years ended June 30, 2003 and June 30, 2004. On June 21, 2004, the Company’s two series, Thornburg Limited Term Municipal Fund — National Portfolio and Thornburg Limited Term Municipal Fund — California Portfolio, were reorganized as Thornburg Limited Term Municipal Fund and Thornburg California Limited Term Municipal Fund, respectively, Funds of Thornburg Investment Trust.

	Year Ended June 30, 2003	Year Ended June 30, 2004
Thornburg Investment Trust	$162,090 (1)	$200,700 (1)
	Year Ended June 30, 2003	Year Ended June 30, 2004
Thornburg Limited Term
Municipal Fund, Inc.	$64,030	$65,210
(1)
Before the reorganization on June 21, 2004, nine Funds of the Trust had a fiscal year ending September 30, and one Fund of the Trust (Thornburg New York Intermediate Municipal Fund) had a fiscal year ending June 30. Consequently, information for the year ended June 30, 2003 and June 30, 2004 for the Trust includes fees of $10,000 billed for Thornburg New York Intermediate Municipal Fund for each period, and $152,090 and $190,700 billed for the other nine Funds relating to those Funds' fiscal year ended September 30, 2003 and period ended June 30, 2004, respectively. The information for the year ended June 30, 2003 for the Company relates to the predecessors to Thornburg Limited Term Municipal Fund and Thornburg California Limited Term Municipal Fund, and the information for the year ended June 30, 2004 for the Company relates primarily to the audits of Thornburg Limited Term Municipal Fund and Thornburg California Limited Term Municipal Fund.

Audit Related Fees

The fees billed to Thornburg Investment Trust by PWC in each of the last two fiscal years ended June 30, 2003 and June 30, 2004 for assurance and related services that are reasonably related to the audit or review of the Trust’s financial statements are set out below. In addition, the table below displays the aggregate fees billed to the Company for the same category of services in each of the last two fiscal years ended June 30, 2003 and June 30, 2004. Please see the discussion of the reorganization of the Company under the caption “Audit Fees,” above.

	Year Ended June 30, 2003	Year Ended June 30, 2004
Thornburg Investment Trust	$350	$10,730
	Year Ended June 30, 2003	Year Ended June 30, 2004
Thornburg Limited Term
Municipal Fund, Inc.	-0-	$7,835

The audit related fees billed to the Trust in the fiscal year ended June 30, 2003 related to advice, consultation and issuance of a consent by PWC to be named in the Trust’s registration statement, respecting the commencement of operations by a new Fund. The audit related fees billed to the Trust in the fiscal year ended June 30, 2004 related to advice, consultation and issuance of a consent by PWC, respecting the creation and issuance of a new class of shares by some Funds of the Trust, Audit Committee attendance, and dividend distribution analysis in respect of Thornburg Value Fund, Thornburg International Value Fund, and Thornburg Investment Income Builder Fund. The audit related fees billed to the Company in the fiscal year ended June 30, 2004 related to advice on financial reporting issues and issuance of consents arising from the reorganization of the Company’s two series as Funds of the Trust.

Tax Fees

The fees billed to the Trust by PWC in each of the last two fiscal years ended June 30, 2003 and June 30, 2004 for professional services rendered by PWC for tax compliance, tax advice or tax planning are set out below. In addition, the table below displays the fees billed to the Company for the same category of services for the last two fiscal years ended June 30, 2003 and June 30, 2004. Please see the discussion of the reorganization of the Company under the caption “Audit Fees,” above.

	Year Ended June 30, 2003	Year Ended June 30, 2004
Thornburg Investment Trust	$32,500 (1)	$3,000 (1)
	Year Ended June 30, 2003	Year Ended June 30, 2004
Thornburg Limited Term
Municipal Fund, Inc.	$5,500	$7,000
(1)
Information for the year ended June 30, 2003 for the Trust includes fees of $3,000 billed for Thornburg New York Intermediate Municipal Fund and $29,500 billed for the other nine Funds of the Trust relating to those Funds' taxable year ended September 30, 2003. The information for the Trust for the fiscal year ended June 30, 2004 relates to Thornburg New York Intermediate Municipal Fund.

The fees billed to the Trust and the Company in each of the last two fiscal years ended June 30, 2003 and June 30, 2004 were primarily for tax return preparation.

All Other Fees

PWC did not bill Thornburg Investment Trust or the Company for other products or services, other than described above, for the two most recent fiscal years of Thornburg Investment Trust or the Company ended June 30, 2003 and June 30, 2004.

PWC performs no services for the investment adviser, the Trust’s principal underwriter or any other person controlling, controlled by, or under common control with the investment adviser, which provides ongoing services to the Trust, except that PWC has provided to the investment adviser, Thornburg Investment Management, Inc., in the two fiscal years ended June 30, 2003 and June 30, 2004, attestation of its investment performance presentations. The fees billed by PWC for these services were $27,500 and $61,500 for the fiscal years ended June 30, 2003 and June 30, 2004, respectively.

The Trust’s Audit Committee has determined that PWC’s performance of the described services for the investment adviser is compatible with PWC’s independence in its audit of the Trust.

Audit Committee Pre-Approval Policies and Procedures

As of June 30, 2004, the Trust’s Audit Committee has not adopted pre-approval policies and procedures. Accordingly, all services provided by PWC to the Funds must be pre-approved by the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)     The principal executive officer and the principal financial officer have concluded that Thornburg Investment Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurance that material information relating to Thornburg Investment Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)     There was no change in the Thornburg Investment Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)	(1) Code of Business Conduct and Ethics attached hereto as Exhibit 99.CODE ETH.

(a)	(2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 70.30a-2) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust, in respect of Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, and Thornburg New York Intermediate Municipal Fund.

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date:	August 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date:	August 24, 2004

By:	/s/ Steven J. Bohlin

Steven J. Bohlin

Treasurer and principal financial officer

Date:	August 24, 2004